UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-5601

                      SEI INSTITUTIONAL INTERNATIONAL TRUST
               (Exact name of registrant as specified in charter)

                                   ----------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2009

                    DATE OF REPORTING PERIOD: MARCH 31, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


(SEI LOGO)
New ways.
New answers.(R)

SEI Institutional International Trust

Semi-Annual Report as of March 31, 2009

International Equity Fund

Emerging Markets Equity Fund

International Fixed Income Fund

Emerging Markets Debt Fund

TABLE OF CONTENTS

Schedules of Investments                                                       1
Statements of Assets and Liabilities                                          42
Statements of Operations                                                      43
Statements of Changes in Net Assets                                           44
Financial Highlights                                                          46
Notes to Financial Statements                                                 47
Disclosure of Fund Expenses                                                   58
Board of Trustees Considerations in Approving the Funds' Investment
   Advisory and Sub-Advisory Agreements                                       59

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

March 31, 2009

                               (PERFORMANCE GRAPH)

SECTOR WEIGHTINGS+:

Financials                           18.2%
Healthcare                           10.5%
Energy                                9.4%
Telecommunication Services            9.3%
Consumer Staples                      8.5%
Industrials                           8.4%
Basic Materials                       7.4%
Consumer Discretionary                6.4%
Affiliated Partnership                6.3%
Utilities                             5.3%
Information Technology                5.3%
Mortgage-Backed Securities            3.3%
U.S. Treasury Obligations             0.7%
Asset-Backed Securities               0.6%
Short-Term Investments                0.3%
Rights                                0.1%
U.S. Government Agency Obligations    0.0%

+ Percentages based on total investments. Includes Investments held as collateral for securities on loan (see Note 7).

                                                                                                  Market Value
Description                                                                        Shares        ($ Thousands)
-----------                                                                    ---------------   -------------
COMMON STOCK -- 90.5%
AUSTRALIA -- 4.8%
   AGL Energy                                                                           63,500   $         660
   Aristocrat Leisure                                                                   57,128             135
   Australia & New Zealand Banking Group                                               506,906           5,547
   AWB                                                                                 135,037             115
   Babcock & Brown (A) (B)                                                              28,888               5
   Beach Petroleum                                                                      25,000              15
   Bendigo and Adelaide Bank                                                             1,600               9
   BHP Billiton                                                                        548,497          12,161
   BlueScope Steel                                                                     144,001             257
   Brambles (B)                                                                         90,457             302
   Caltex Australia                                                                     87,871             544
   CFS Retail Property Trust (B) (C)                                                    96,900             110
   Challenger Financial Services Group (B)                                             256,306             260
   Coca-Cola Amatil                                                                    105,170             634
   Cochlear                                                                             20,520             714
   Commonwealth Bank of Australia                                                      162,940           3,932
   Computershare                                                                       150,018             915
   Crown                                                                               111,569             492
   CSL                                                                                 333,928           7,538
   Dexus Property Group (C)                                                            191,700             100
   Downer EDI                                                                          109,818             340
   Energy Resources of Australia                                                        17,146             253
   Foster's Group                                                                      367,586           1,292
   Goodman Fielder (B)                                                                 597,710             434
   Goodman Group (C)                                                                   325,789              74
   GPT Group (C)                                                                       198,683              60
   Iluka Resources                                                                      76,600             215
   Incitec Pivot                                                                       108,548             160
   Insurance Australia Group                                                           190,500             463
   JB Hi-Fi                                                                              6,947              56
   John Fairfax Holdings                                                                60,771              43
   Lion Nathan (B)                                                                      69,600             391
   Macquarie Airports (B)                                                              648,133             817
   Macquarie Group                                                                      39,334             739

                                                                                                  Market Value
Description                                                                        Shares        ($ Thousands)
-----------                                                                    ---------------   -------------
   Macquarie Infrastructure Group                                                    2,080,365   $       2,125
   Macquarie Office Trust (C)                                                          183,580              22
   Metcash                                                                              69,300             196
   Mirvac Group (C)                                                                     43,593              26
   National Australia Bank                                                             301,920           4,216
   Newcrest Mining                                                                      97,354           2,214
   Nufarm                                                                              159,117           1,249
   OneSteel                                                                             30,227              47
   Origin Energy                                                                       159,290           1,638
   Pacific Brands (B)                                                                  434,679              74
   Qantas Airways                                                                       47,368              57
   QBE Insurance Group                                                                  56,117             751
   Rio Tinto                                                                            74,627           2,933
   Santos                                                                               48,700             570
   SP AusNet, Cl Miscellaneous                                                          46,456              29
   Suncorp-Metway                                                                      100,605             419
   TABCORP Holdings (B)                                                                108,883             492
   Tatts Group                                                                         125,013             241
   Telstra                                                                             556,389           1,241
   Wesfarmers                                                                           85,992           1,128
   Westfield Group (C)                                                                 171,506           1,192
   Westpac Banking                                                                     239,310           3,174
   Woodside Petroleum                                                                   37,222             985
   Woolworths                                                                          121,953           2,119
   WorleyParsons                                                                        46,323             579
                                                                                                 -------------
                                                                                                        67,499
                                                                                                 -------------
AUSTRIA -- 0.2%
   Erste Group Bank (B)                                                                 27,901             473
   OMV                                                                                  46,380           1,552
   Strabag                                                                               4,443              87
   Telekom Austria                                                                      24,652             373
   Voestalpine                                                                          46,580             609
                                                                                                 -------------
                                                                                                         3,094
                                                                                                 -------------
BELGIUM -- 1.2%
   Banque Nationale de Belgique                                                              3               9
   Colruyt                                                                               3,526             808
   Delhaize Group                                                                       74,835           4,850
   Dexia (B)                                                                           163,515             565
   Euronav                                                                              11,032             162
   Fortis                                                                              147,570             271
   Groupe Bruxelles Lambert                                                             33,124           2,250
   InBev                                                                               116,446           3,207
   KBC Groep                                                                            53,274             862
   Solvay                                                                               24,450           1,712
   Telenet Group Holding*                                                               30,423             515
   UCB                                                                                  36,354           1,071
   Umicore                                                                              39,079             722
                                                                                                 -------------
                                                                                                        17,004
                                                                                                 -------------


  SEI Institutional International Trust / Semi-Annual Report / March 31, 2009 1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                        Shares        ($ Thousands)
-----------                                                                    ---------------   -------------
BERMUDA -- 0.2%
   Catlin Group                                                                        160,150   $         719
   Hiscox (GBP)                                                                        124,000             549
   Seadrill (NOK)                                                                       80,259             777
                                                                                                 -------------
                                                                                                         2,045
                                                                                                 -------------
BRAZIL -- 0.2%
   Banco do Brasil                                                                     186,200           1,386
   Redecard                                                                             44,000             537
   Unibanco - Uniao de Bancos
      Brasileiros ADR                                                                    8,880             561
                                                                                                 -------------
                                                                                                         2,484
                                                                                                 -------------
CANADA -- 2.5%
   Agnico-Eagle Mines                                                                   15,615             899
   Barrick Gold                                                                         40,057           1,299
   BCE                                                                                  84,500           1,687
   Bombardier, Cl B                                                                    381,700             892
   Canadian National Railway                                                            97,060           3,487
   Canadian Utilities                                                                   15,100             441
   CGI Group, Cl A*                                                                     86,700             702
   EnCana                                                                              148,320           6,035
   Fairfax Financial Holdings                                                            3,700             959
   Goldcorp                                                                            186,580           6,217
   IAMGOLD                                                                              80,076             692
   Kinross Gold                                                                        169,100           3,022
   Petro-Canada                                                                        155,310           4,181
   Royal Bank of Canada                                                                 29,700             868
   Sun Life Financial                                                                   39,460             716
   Talisman Energy                                                                      65,000             690
   TELUS, Cl A                                                                          45,245           1,187
   Toronto-Dominion Bank                                                                22,840             789
                                                                                                 -------------
                                                                                                        34,763
                                                                                                 -------------
CHINA -- 0.9%
   Bank of Communications                                                            4,089,000           2,839
   China Life Insurance                                                              1,316,900           4,367
   China Petroleum & Chemical                                                        2,461,710           1,575
   China Railway Group*                                                              1,653,000             966
   Huaneng Power International                                                       1,097,000             728
   Industrial & Commercial Bank of China                                             5,283,000           2,747
                                                                                                 -------------
                                                                                                        13,222
                                                                                                 -------------
DENMARK -- 0.6%
   A P Moller - Maersk, Cl A                                                               590           2,556
   Danisco                                                                              18,685             559
   East Asiatic                                                                          7,758             219
   Novo Nordisk, Cl B                                                                   40,284           1,928
   Novozymes, Cl B                                                                      14,006           1,011

                                                                                                  Market Value
Description                                                                        Shares        ($ Thousands)
-----------                                                                    ---------------   -------------
   Topdanmark*                                                                           2,086   $         205
   Vestas Wind Systems*                                                                 52,975           2,323
                                                                                                 -------------
                                                                                                         8,801
                                                                                                 -------------
FINLAND -- 0.9%
   Citycon                                                                              14,319              28
   Elisa, Cl A                                                                           5,274              77
   Kone, Cl B                                                                           13,327             276
   Konecranes                                                                           21,693             363
   Nokia                                                                               512,854           6,046
   Orion, Cl B (B)                                                                      25,440             368
   Pohjola Bank, Cl A                                                                   18,456             135
   Sampo, Cl A                                                                         187,759           2,772
   Stora Enso, Cl R                                                                     87,100             309
   UPM-Kymmene (B)                                                                     178,189           1,029
   Wartsila, Cl B                                                                       44,618             941
                                                                                                 -------------
                                                                                                        12,344
                                                                                                 -------------
FRANCE -- 8.8%
   Air France-KLM                                                                       50,729             451
   Air Liquide                                                                          16,432           1,336
   Alstom                                                                               34,858           1,804
   Arkema                                                                               33,500             529
   Atos Origin                                                                             600              15
   AXA                                                                                 133,046           1,599
   BNP Paribas                                                                         220,706           9,119
   Bouygues                                                                             61,198           2,187
   Capital Gemini                                                                       30,371             977
   Christian Dior                                                                       20,100           1,101
   Cie de Saint-Gobain                                                                  48,167           1,351
   CNP Assurances                                                                       10,716             676
   Compagnie Generale de Geophysique*                                                   13,322             155
   Credit Agricole                                                                     367,392           4,054
   Eramet                                                                                3,240             712
   Eurazeo                                                                               1,891              51
   Eutelsat Communications                                                              43,357             921
   France Telecom                                                                      766,598          17,456
   GDF Suez                                                                            184,240           6,323
   Gemalto*                                                                             55,569           1,586
   Lafarge                                                                              26,415           1,189
   Lagardere SCA                                                                        61,500           1,726
   M6-Metropole Television                                                              24,230             395
   Natixis                                                                              48,043              82
   Neopost                                                                               9,114             707
   Nexans                                                                                7,593             288
   Pernod-Ricard                                                                        65,221           3,635
   PPR                                                                                  17,211           1,103
   Renault                                                                             178,872           3,677
   Sanofi-Aventis                                                                      309,755          17,429
   Schneider Electric                                                                    9,530             634
   Societe Des Autoroutes Paris-Rhin-Rhone                                               1,579             101


  2 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                        Shares        ($ Thousands)
-----------                                                                    ---------------   -------------
   Societe Generale (B)                                                                136,276   $       5,338
   Sodexho Alliance                                                                     53,625           2,444
   Suez Environnement*                                                                 142,708           2,098
   Teleperformance                                                                      23,891             657
   Thales                                                                               33,351           1,264
   Total                                                                               345,276          17,157
   Unibail (C)                                                                           5,207             737
   Vallourec                                                                            16,344           1,515
   Vivendi                                                                             304,364           8,052
   Wendel                                                                               21,949             580
   Zodiac Aerospace                                                                        227               6
                                                                                                 -------------
                                                                                                       123,217
                                                                                                 -------------
GERMANY -- 7.7%
   Allianz                                                                             116,549           9,789
   BASF                                                                                136,531           4,131
   Bayer                                                                               278,841          13,328
   Bilfinger Berger                                                                     10,067             381
   Celesio                                                                              42,210             778
   Commerzbank                                                                         129,481             691
   DaimlerChrysler                                                                      27,859             706
   Deutsche Bank                                                                       172,295           6,931
   Deutsche Lufthansa                                                                  328,782           3,566
   Deutsche Post                                                                       335,454           3,612
   Deutsche Postbank                                                                    17,834             283
   Deutsche Telekom                                                                    547,415           6,796
   E.ON                                                                                410,887          11,407
   Fresenius Medical Care                                                              135,684           5,271
   Hannover Rueckversicherung                                                           42,631           1,358
   HeidelbergCement (B)                                                                 12,073             395
   Henkel KGaA                                                                          64,100           1,617
   Hochtief                                                                             33,408           1,265
   KSB                                                                                     239              84
   Lanxess                                                                              24,291             412
   Linde                                                                                21,703           1,475
   MAN                                                                                  13,018             567
   Merck KGaA                                                                           24,396           2,156
   MTU Aero Engines Holding                                                             35,932             842
   Muenchener Rueckversicherungs                                                        59,148           7,209
   Rheinmetall                                                                          10,600             361
   RWE                                                                                 151,405          10,616
   SAP                                                                                 145,181           5,143
   Siemens                                                                              58,876           3,362
   Software                                                                             11,554             823
   Suedzucker                                                                           78,161           1,506
   ThyssenKrupp                                                                         45,410             794
   United Internet                                                                      28,744             240
                                                                                                 -------------
                                                                                                       107,895
                                                                                                 -------------
GREECE -- 0.4%
   Hellenic Telecommunications Organization                                             16,000             239
   Marfin Investment Group                                                              98,813             357

                                                                                                  Market Value
Description                                                                        Shares        ($ Thousands)
-----------                                                                    ---------------   -------------
   OPAP                                                                                100,566   $       2,646
   Public Power                                                                         98,273           1,774
                                                                                                 -------------
                                                                                                         5,016
                                                                                                 -------------
HONG KONG -- 2.3%
   Allied Properties HK                                                                244,000              19
   BOC Hong Kong Holdings                                                            1,159,900           1,187
   Cathay Pacific Airways                                                               54,000              54
   Cheung Kong Infrastructure Holdings                                                  30,000             120
   Cheung Kong Holdings                                                                243,000           2,093
   China Mobile                                                                        699,400           6,091
   China Overseas Land & Investment                                                  2,370,000           3,719
   CLP Holdings                                                                        160,500           1,103
   Dairy Farm International Holdings                                                     3,600              16
   Esprit Holdings                                                                     191,300             975
   First Pacific                                                                       462,000             159
   Guoco Group                                                                          53,000             294
   Hang Seng Bank                                                                      151,350           1,524
   Henderson Land Development                                                           29,250             111
   Hengan International Group                                                          149,000             599
   Hong Kong & China Gas                                                                77,000             121
   Hong Kong Exchanges and Clearing                                                     14,000             132
   HongKong Electric Holdings                                                          171,000           1,015
   Hopewell Highway Infrastructure                                                     218,710             123
   Hutchison Telecommunications
      International                                                                    346,000             108
   Hutchison Whampoa                                                                   601,300           2,948
   Hysan Development                                                                    67,000             113
   Jardine Matheson Holdings                                                            25,200             459
   Jardine Strategic Holdings                                                           49,000             485
   Kingboard Chemical Holdings                                                         138,000             283
   Kowloon Development                                                                   5,080               2
   Li & Fung                                                                           150,000             352
   Link REIT (C)                                                                       101,000             200
   Miramar Hotel & Investment                                                            6,000               4
   MTR                                                                                 442,500           1,064
   Noble Group                                                                       1,045,000             818
   NWS Holdings                                                                         29,040              39
   Orient Overseas International                                                        44,000             110
   Pacific Century Premium Developments                                                540,000              97
   Road King Infrastructure                                                             26,000              11
   SEA Holdings                                                                         38,000              11
   Shui On Construction and Materials                                                    8,000               8
   Sun Hung Kai Properties                                                             405,000           3,627
   Swire Pacific, Cl A                                                                  28,500             190
   Texwinca Holdings                                                                    16,000               8
   Truly International Holdings                                                         16,000               9
   VTech Holdings                                                                       24,000              93
   Wharf Holdings                                                                      309,000             767
   Wheelock                                                                            196,850             331
   Wing On International                                                                22,000              18
   Yue Yuen Industrial Holdings                                                        281,690             642
                                                                                                 -------------
                                                                                                        32,252
                                                                                                 -------------


  SEI Institutional International Trust / Semi-Annual Report / March 31, 2009 3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                        Shares        ($ Thousands)
-----------                                                                    ---------------   -------------
INDIA -- 0.1%
   HDFC Bank                                                                            56,280   $       1,080
                                                                                                 -------------
IRELAND -- 0.2%
   CRH                                                                                  60,188           1,296
   Experian                                                                            160,623           1,006
                                                                                                 -------------
                                                                                                         2,302
                                                                                                 -------------
ISRAEL -- 0.5%
   Check Point Software Technologies*                                                   36,600             813
   Teva Pharmaceutical Industries ADR                                                  134,820           6,074
                                                                                                 -------------
                                                                                                         6,887
                                                                                                 -------------
ITALY -- 3.2%
   ACEA                                                                                 60,990             729
   Assicurazioni Generali                                                               10,205             175
   Banca Popolare di Milano Scarl                                                        6,810              34
   Banco Popolare Scarl                                                                286,263           1,315
   Buzzi Unicem                                                                         13,261             149
   Enel                                                                              1,187,621           5,696
   ENI                                                                                 496,033           9,628
   Exor                                                                                 73,916             745
   Fiat                                                                                178,507           1,249
   Finmeccanica                                                                        199,547           2,482
   Fondiaria-Sai                                                                        34,056             398
   Intesa Sanpaolo                                                                   2,021,718           5,509
   Italcementi                                                                          61,551             539
   Piccolo Credito Valtellinese Scarl                                                      870               7
   Telecom Italia                                                                   10,244,096          12,644
   Terna Rete Elettrica Nazionale                                                      269,090             838
   UniCredito Italiano                                                               1,405,882           2,318
   Unipol Gruppo Finanziario                                                           581,239             515
                                                                                                 -------------
                                                                                                        44,970
                                                                                                 -------------
JAPAN -- 18.9%
   77 Bank                                                                              69,000             340
   ADEKA                                                                                 3,700              23
   Aderans                                                                               2,300              17
   Aeon                                                                                106,900             697
   Aichi Bank                                                                            1,200              82
   Aida Engineering (B)                                                                  6,000              17
   Airport Facilities                                                                    1,600               8
   Aisan Industry                                                                        4,200              19
   Aisin Seiki                                                                           9,700             152
   Ajinomoto                                                                            90,000             633
   Akita Bank                                                                           14,000              52
   Alfresa Holdings                                                                      7,500             272
   All Nippon Airways                                                                  165,000             645
   Aloka                                                                                 3,700              26
   Alpen                                                                                 2,600              43
   Amada                                                                                23,000             121

                                                                                                  Market Value
Description                                                                        Shares        ($ Thousands)
-----------                                                                    ---------------   -------------
   AOC Holdings                                                                         10,600   $          58
   AOKI Holdings                                                                         3,800              34
   Aoyama Trading                                                                        6,800              89
   Aruze                                                                                   900               4
   Asahi Breweries                                                                      77,300             920
   Asahi Glass                                                                          93,000             489
   Asahi Kasei                                                                         196,000             704
   ASKUL                                                                                 2,200              33
   Astellas Pharma (B)                                                                 163,500           4,999
   Bank of Kyoto (B)                                                                   150,000           1,264
   Bank of Nagoya                                                                       27,000             113
   Bank of the Ryukyus*                                                                  1,200              10
   Belluna (B)                                                                           5,200              13
   Benesse                                                                              28,000           1,026
   BML                                                                                   2,800              52
   Bridgestone                                                                          86,800           1,238
   Canon                                                                                75,000           2,141
   Canon Electronics                                                                     5,800              69
   Canon Finetech                                                                       10,000             104
   Capcom                                                                               33,000             583
   Cawachi                                                                              13,900             212
   Central Japan Railway                                                                   388           2,176
   Century Tokyo Leasing                                                                 3,000              18
   Chiba Bank                                                                          149,000             732
   Chiba Kogyo Bank*                                                                     7,000              68
   Chubu Electric Power                                                                100,200           2,201
   Chudenko (B)                                                                          8,000             111
   Chugai Pharmaceutical                                                                47,200             793
   Chugoku Electric Power                                                               10,200             221
   Circle K Sunkus (B)                                                                  16,800             238
   Citizen Holdings                                                                     11,500              47
   Coca-Cola Central Japan                                                               3,000              40
   COMSYS Holdings                                                                       7,000              58
   Corona                                                                                1,000              10
   Cosmo Oil                                                                           109,000             329
   CREATE SD HOLDINGS*                                                                     500               8
   Credit Saison (B)                                                                    77,800             752
   Dai Nippon Printing                                                                  43,000             391
   Daihatsu Motor                                                                       95,000             740
   Daiichi Sankyo                                                                       88,800           1,482
   Daiichikosho                                                                          9,800              81
   Daimei Telecom Engineering                                                            5,000              46
   Dainippon Ink and Chemicals                                                         105,000             153
   Dainippon Sumitomo Pharma                                                            60,000             497
   Daishi Bank                                                                           3,000              12
   Daito Trust Construction                                                              1,400              47
   Daiwa House Industry                                                                 43,000             345
   DCM Japan Holdings                                                                   21,800             111
   Dena (B)                                                                                122             396
   Descente                                                                             11,000              41
   Dydo Drinco                                                                             100               3
   Earth Chemical                                                                          600              16


  4 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                        Shares        ($ Thousands)
-----------                                                                    ---------------   -------------
   East Japan Railway                                                                   34,200   $       1,776
   EDION                                                                                 5,500              14
   Ehime Bank                                                                           10,000              27
   Eighteenth Bank                                                                      20,000              68
   Eisai                                                                                30,500             889
   Eizo Nanao                                                                            1,700              27
   Electric Power Development                                                           30,800             911
   FamilyMart                                                                           97,500           2,961
   Fancl* (D)                                                                            1,200              14
   Fast Retailing                                                                       28,000           3,167
   Fuji Heavy Industries                                                                84,000             274
   Fuji Machine Manufacturing                                                            3,300              27
   Fuji Media Holdings                                                                      86              96
   FUJIFILM Holdings                                                                   103,300           2,222
   Fujitec                                                                               3,000              10
   Fujitsu                                                                           1,062,000           3,925
   Fujitsu Business Systems                                                                100               1
   Fukuda Denshi                                                                           300               6
   Fukuoka Financial Group                                                             204,000             618
   Furukawa Electric                                                                   308,000             867
   Furuno Electric                                                                       4,400              22
   Fuyo General Lease                                                                    4,100              51
   Godo Steel                                                                           12,000              29
   Gunma Bank                                                                           14,000              75
   H2O Retailing (B)                                                                    29,000             166
   Hachijuni Bank                                                                       40,000             231
   Heiwado                                                                               8,200             102
   Higashi-Nippon Bank                                                                  24,000              65
   Higo Bank                                                                            23,000             132
   HI-LEX CORP                                                                           4,600              27
   Hisamitsu Pharmaceutical                                                             35,200           1,083
   Hitachi                                                                           1,394,000           3,754
   Hitachi Information Systems                                                             100               2
   Hitachi Maxell                                                                       12,900              93
   Hitachi Software Engineering                                                          9,200             113
   Hitachi Systems & Services                                                            3,400              30
   Hokkaido Electric Power                                                              21,800             437
   Hokuetsu Bank (B)                                                                    34,000              57
   Honda Motor                                                                         190,200           4,458
   Hosiden (B)                                                                          19,600             192
   House Foods                                                                           2,600              36
   Hyakugo Bank                                                                         35,000             179
   Hyakujushi Bank                                                                      22,000             103
   Idemitsu Kosan                                                                          100               7
   Inpex Holdings                                                                          253           1,749
   Isuzu Motors (B)                                                                    767,000             924
   Itochu                                                                              389,000           1,883
   Itochu Enex                                                                          13,100              69
   Itoham Foods                                                                          1,000               3
   J Front Retailing                                                                   104,000             358
   Japan Airlines*                                                                     264,000             535
   Japan Petroleum Exploration                                                           2,300              92

                                                                                                  Market Value
Description                                                                        Shares        ($ Thousands)
-----------                                                                    ---------------   -------------
   Japan Steel Works (B)                                                               320,450   $       3,001
   Japan Tobacco                                                                           991           2,628
   JFE Holdings                                                                        155,000           3,366
   JFE Shoji Holdings                                                                   36,000              95
   Juroku Bank                                                                          49,000             163
   Kakaku.com                                                                               36             108
   Kamigumi                                                                             32,000             212
   Kaneka                                                                               65,000             319
   Kansai Electric Power (B)                                                            92,600           2,006
   Kanto Auto Works                                                                      4,500              43
   Kanto Natural Gas Development                                                         8,000              43
   Kao                                                                                 240,000           4,663
   Kasumi                                                                                9,000              34
   Kawasaki Kisen Kaisha                                                               258,000             797
   KDDI                                                                                  1,517           7,096
   Keisei Electric Railway                                                              12,000              60
   Kikkoman                                                                             36,000             300
   Kinden                                                                               42,000             340
   Kirin Brewery                                                                       137,000           1,445
   Kissei Pharmaceutical                                                                 4,000              78
   Kobe Steel                                                                            4,000               5
   Kohnan Shoji                                                                          4,500              38
   Komatsu (B)                                                                          40,400             438
   Konami                                                                               12,600             189
   Konica Minolta Holdings                                                              37,000             314
   Kose                                                                                  7,600             141
   Kubota                                                                              153,000             829
   Kuroda Electric                                                                       4,400              24
   Kyoei Steel                                                                           5,700             111
   Kyorin                                                                               32,000             396
   Kyowa Hakko Kogyo                                                                    73,000             611
   Kyushu Electric Power                                                                79,100           1,770
   Lawson                                                                               37,700           1,557
   Leopalace21                                                                          61,500             362
   Lion (B)                                                                             38,000             177
   Maeda                                                                                20,000              69
   Makino Milling Machine                                                               16,000              43
   Mandom                                                                                3,200              53
   Marubeni                                                                            531,000           1,640
   Marudai Food                                                                         19,000              45
   Marui                                                                                52,300             277
   Maruichi Steel Tube                                                                   4,700             100
   Maruzen Showa Unyu                                                                    5,000              14
   Matsushita Electric Industrial                                                       85,000             920
   Maxvalu Nishinihon                                                                    1,900              24
   Mazda Motor                                                                         235,000             390
   Meiji Dairies (B)                                                                    30,000             125
   Meiji Seika Kaisha (B)                                                               54,000             189
   Mie Bank                                                                             18,000              56
   Mikuni Coca-Cola Bottling                                                             3,400              27
   Millea Holdings                                                                     164,300           3,984
   Minato Bank                                                                          31,000              46


  SEI Institutional International Trust / Semi-Annual Report / March 31, 2009 5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                        Shares        ($ Thousands)
-----------                                                                    ---------------   -------------
   Ministop                                                                              4,000   $          62
   Miraca Holdings                                                                         800              16
   Mitsubishi                                                                          430,500           5,601
   Mitsubishi Chemical Holdings                                                        809,500           2,754
   Mitsubishi Estate                                                                   116,000           1,294
   Mitsubishi Gas Chemical                                                             193,000             821
   Mitsubishi UFJ Financial Group (B)                                                2,199,800          10,601
   Mitsui (B)                                                                          368,000           3,674
   Mitsui Chemicals (B)                                                                132,000             319
   Mitsui Fudosan                                                                      169,000           1,826
   Mitsui OSK Lines (B)                                                                250,000           1,217
   Mitsui Sumitomo Insurance Group Holdings                                            107,000           2,465
   Mitsui Trust Holdings                                                               403,000           1,224
   Mitsumi Electric                                                                     36,100             515
   Mizuho Financial Group (B)                                                          127,700             243
   Mochida Pharmaceutical                                                                5,000              49
   Morinaga Milk Industry                                                               44,000             131
   Murata Manufacturing                                                                 26,700           1,022
   Musashi Seimitsu Industry                                                             4,300              44
   N E Chemcat                                                                           2,000              20
   Nafco                                                                                 3,700              34
   Nagase                                                                               19,000             146
   Namco Bandai Holdings                                                               155,700           1,550
   NEC                                                                                 310,000             829
   NEC Fielding                                                                          7,100              71
   NEC Networks & System Integration                                                     6,600              56
   NET One Systems                                                                         451             593
   NHK Spring                                                                           66,000             236
   Nikon                                                                                66,000             739
   Nintendo                                                                             35,175          10,132
   Nippon Building Fund, Cl A (C)                                                          102             874
   Nippon Chemi-Con                                                                     17,000              35
   Nippon Electric Glass                                                                68,000             472
   Nippon Konpo Unyu Soko                                                               10,000              79
   Nippon Meat Packers                                                                  38,000             394
   Nippon Mining Holdings                                                              344,000           1,358
   Nippon Oil                                                                          339,000           1,671
   Nippon Paper Group (B)                                                               17,800             431
   Nippon Seiki                                                                          9,000              55
   Nippon Sheet Glass                                                                  122,000             299
   Nippon Shinyaku                                                                       2,000              18
   Nippon Steel                                                                         47,000             125
   Nippon Steel Trading                                                                  7,000               9
   Nippon Telegraph & Telephone                                                        317,000          11,971
   Nippon Yusen                                                                        392,000           1,496
   Nipponkoa Insurance                                                                  49,000             281
   Nishi-Nippon City Bank                                                              149,000             320
   Nissan Motor                                                                      1,005,900           3,564
   Nissan Shatai                                                                        21,000             121
   Nissin Healthcare Food Service                                                          200               2
   Nitori                                                                               34,811           1,945
   Nitto Denko                                                                          13,600             276
   Nomura Holdings                                                                     165,400             829

                                                                                                  Market Value
Description                                                                        Shares        ($ Thousands)
-----------                                                                    ---------------   -------------
   Nomura Real Estate Holdings (B)                                                      18,300   $         275
   Nomura Research Institute                                                            30,500             472
   Noritake (B)                                                                          1,000               3
   NS Solutions                                                                          6,700              75
   NTT Data                                                                                123             333
   NTT DoCoMo (B)                                                                        3,135           4,244
   OJI Paper                                                                           204,000             826
   Okaya                                                                                 2,000              18
   Okinawa Cellular Telephone                                                               22              38
   Omron                                                                                39,900             467
   Ono Pharmaceutical                                                                   16,000             698
   Onward Holdings                                                                      46,000             299
   Oracle Japan                                                                          1,800              68
   Oriental Land (B)                                                                     1,400              89
   ORIX                                                                                  6,610             212
   Osaka Gas                                                                           349,000           1,088
   Osaka Steel                                                                           1,600              27
   Point                                                                                 4,560             206
   Rakuten (B)                                                                           9,718           4,644
   Resona Holdings                                                                      59,100             784
   Resorttrust                                                                           5,900              54
   Ricoh                                                                               124,000           1,460
   Ricoh Leasing                                                                           500               8
   Riso Kagaku                                                                           1,300              12
   Roland                                                                                2,200              23
   Royal Holdings                                                                        1,500              16
   Sakai Chemical Industry                                                               6,000              17
   San-In Godo Bank                                                                     22,000             169
   Sanken Electric                                                                      15,000              38
   Sanki Engineering                                                                    11,000              60
   Sankyo                                                                               32,700           1,414
   Sankyu                                                                               44,000             116
   Santen Pharmaceutical                                                                19,700             546
   Sanwa Shutter                                                                        32,000              89
   Sanyo Chemical Industries                                                             1,000               5
   Sapporo Hokuyo Holdings                                                              93,000             260
   Sazaby League                                                                         1,700              19
   Seikagaku                                                                               500               5
   Seiko Epson (B)                                                                      24,400             329
   Seino Transportation                                                                 28,000             135
   Senshukai                                                                             6,400              45
   Seven & I Holdings                                                                  303,600           6,639
   Seven Bank                                                                              394           1,047
   SFCG                                                                                  3,160              --
   Sharp (B)                                                                           270,000           2,121
   Shimamura                                                                             2,000             106
   Shin-Etsu Chemical                                                                   13,200             637
   Shinko Securities                                                                    20,000              39
   Shinsei Bank (B)                                                                    541,000             542
   Shiseido                                                                             63,000             915
   Showa                                                                                 3,000              11
   Showa Shell Sekiyu                                                                   96,900             879
   Sinanen                                                                               5,000              22
   Sintokogio                                                                            1,300               8


  6 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                        Shares        ($ Thousands)
-----------                                                                    ---------------   -------------
   SKY Perfect JSAT Holdings                                                             1,293   $         496
   Softbank                                                                            150,500           1,914
   Sompo Japan Insurance (B)                                                           114,000             583
   Sony (B)                                                                            117,700           2,381
   SRI Sports                                                                               15              12
   St. Marc Holdings                                                                       400              10
   Sumikin Bussan                                                                       22,000              46
   Sumisho Computer Systems                                                                200               2
   Sumitomo                                                                            253,700           2,165
   Sumitomo Chemical                                                                   226,000             762
   Sumitomo Metal Industries                                                            95,000             189
   Sumitomo Mitsui Financial Group (B)                                                 204,200           7,050
   Sumitomo Trust & Banking                                                            329,000           1,242
   Suruga Bank                                                                         145,000           1,189
   Suzuken                                                                              21,800             568
   T&D Holdings                                                                         27,400             653
   Taisho Pharmaceutical                                                                34,000             629
   Takasago Thermal Engineering                                                         11,000              67
   Takashimaya                                                                          64,000             366
   Takata                                                                                1,700              14
   Takeda Pharmaceutical (B)                                                           124,200           4,275
   Takefuji (B)                                                                         95,680             447
   Takeuchi Manufacturing                                                                1,400               9
   Tanabe Seiyaku                                                                      101,000             993
   TDK                                                                                  22,500             831
   Teijin                                                                              174,000             375
   Temp Holdings                                                                           600               3
   Toagosei                                                                             31,000              69
   Tochigi Bank                                                                         16,000              78
   Tohoku Electric Power                                                                94,100           2,063
   Tohokushinsha Film                                                                    5,200              37
   Tokai Tokyo Securities                                                               23,000              41
   Tokuyama                                                                             18,000             114
   Tokyo Dome                                                                           27,000              74
   Tokyo Electric Power                                                                183,200           4,563
   Tokyo Gas                                                                           101,000             353
   Tokyo Steel Manufacturing                                                            51,295             510
   Tokyo Style                                                                           5,000              34
   Tokyo Tatemono                                                                       33,000              85
   Toppan Printing                                                                      81,000             549
   Topy Industries                                                                      18,000              26
   Toshiba (B)                                                                       1,000,000           2,572
   Toshiba TEC                                                                          42,000             107
   Tosoh                                                                                45,000              85
   Towa Pharmaceutical                                                                   1,100              46
   Toyo Engineering                                                                     26,000              76
   Toyo Kohan                                                                            5,000              15
   Toyo Suisan Kaisha                                                                   55,000           1,128
   Toyota Industries                                                                    37,000             785
   Toyota Motor                                                                        218,900           6,915
   TV Asahi                                                                                134             149
   Unipres                                                                               3,500              24
   UNY                                                                                  45,000             350
   Valor (B)                                                                             6,800              49

                                                                                                  Market Value
Description                                                                        Shares        ($ Thousands)
-----------                                                                    ---------------   -------------
   West Japan Railway                                                                      226   $         714
   Yahoo! Japan                                                                          1,064             279
   Yamada Denki                                                                         11,100             434
   Yamaguchi Financial Group                                                            26,000             244
   Yamaha                                                                                8,000              77
   Yamaha Motor                                                                         74,000             656
   Yamanashi Chuo Bank                                                                  23,000             120
   Yamato Kogyo                                                                         24,000             510
   Yaoko                                                                                   900              26
   Yokogawa Electric                                                                    16,200              65
   Yonekyu                                                                               3,000              30
   Yurtec                                                                               12,000              64
                                                                                                 -------------
                                                                                                       265,131
                                                                                                 -------------
LUXEMBOURG -- 0.4%
   ArcelorMittal (B)                                                                   205,495           4,168
   Millicom International Cellular                                                       6,599             247
   Oriflame Cosmetics                                                                    1,846              57
   SES                                                                                  51,812             989
   Tenaris                                                                              28,522             290
                                                                                                 -------------
                                                                                                         5,751
                                                                                                 -------------
MAURITIUS -- 0.0%
   Golden Agri-Resources (SGD)                                                       3,423,680             619
                                                                                                 -------------
MEXICO -- 0.2%
   Fomento Economico Mexicano ADR                                                      107,095           2,700
                                                                                                 -------------
NETHERLANDS -- 4.5%
   Aegon                                                                               214,015             831
   Akzo Nobel                                                                            8,648             327
   European Aeronautic Defence and
      Space                                                                            140,671           1,636
   Fugro                                                                                20,700             658
   Heineken Holding                                                                      8,097             197
   Imtech                                                                               17,598             242
   ING Groep                                                                           694,414           3,826
   James Hardie Industries                                                              53,300             156
   Koninklijke Ahold                                                                 1,072,167          11,744
   Koninklijke DSM                                                                      86,446           2,274
   Koninklijke Philips Electronics                                                      54,040             795
   Koninklijke Vopak                                                                    23,524             941
   Randstad Holding                                                                     35,487             602
   Reed Elsevier                                                                       143,641           1,538
   Royal Dutch Shell, Cl A                                                             829,317          18,651
   Royal Dutch Shell, Cl B                                                             455,186           9,989
   Royal KPN                                                                           137,098           1,831
   TNT                                                                                 114,084           1,951
   Tognum                                                                               36,931             326
   TomTom*                                                                               4,237              20
   Unilever                                                                            224,485           4,426
   Van Lanschot*                                                                           218              11
                                                                                                 -------------
                                                                                                        62,972
                                                                                                 -------------


  SEI Institutional International Trust / Semi-Annual Report / March 31, 2009 7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                        Shares        ($ Thousands)
-----------                                                                    ---------------   -------------
NEW ZEALAND -- 0.0%
   Fisher & Paykel Healthcare                                                           93,420   $         168
   Vector                                                                              156,430             204
                                                                                                 -------------
                                                                                                           372
                                                                                                 -------------
NORWAY -- 0.8%
   DnB                                                                                 338,264           1,515
   Petroleum Geo-Services*                                                              40,550             169
   Statoil                                                                             461,280           8,123
   Telenor                                                                             123,600             705
   Yara International                                                                   44,183             964
                                                                                                 -------------
                                                                                                        11,476
                                                                                                 -------------
PAPUA NEW GUINEA -- 0.2%
   Lihir Gold*                                                                         899,118           2,049
                                                                                                 -------------
PORTUGAL -- 0.3%
   Banco BPI*                                                                           31,199              62
   Banco Comercial Portugues                                                           444,209             365
   Banco Espirito Santo                                                                 50,178             195
   Energias de Portugal                                                                762,136           2,644
   Portugal Telecom SGPS                                                               162,872           1,261
   REN - Redes Energeticas Nacionais                                                    45,482             190
                                                                                                 -------------
                                                                                                         4,717
                                                                                                 -------------
RUSSIA -- 0.2%
   LUKOIL ADR                                                                           45,070           1,699
   MMC Norilsk Nickel ADR (B)                                                          156,778             941
                                                                                                 -------------
                                                                                                         2,640
                                                                                                 -------------
SINGAPORE -- 0.7%
   ComfortDelgro                                                                       528,000             472
   DBS Group Holdings                                                                  102,000             567
   Del Monte Pacific                                                                    23,000               6
   Fraser and Neave                                                                    190,000             316
   Haw Par                                                                              28,000              64
   Hotel Plaza                                                                           3,000               2
   Jardine Cycle & Carriage                                                             33,000             257
   K1 Ventures                                                                         329,000              26
   NatSteel                                                                             36,000              27
   Neptune Orient Lines                                                                 84,000              65
   Oversea-Chinese Banking                                                             495,000           1,576
   SembCorp Industries                                                                 234,000             362
   SembCorp Marine                                                                      35,000              42
   SIA Engineering                                                                     131,000             161
   Singapore Airlines                                                                   48,140             317
   Singapore Petroleum                                                                  63,000             118
   Singapore Technologies Engineering                                                  284,000             460
   Singapore Telecommunications                                                        241,000             401
   United Overseas Bank                                                                275,000           1,758

                                                                                                  Market Value
Description                                                                        Shares        ($ Thousands)
-----------                                                                    ---------------   -------------
   UOB-Kay Hian Holdings                                                               140,000   $         101
   Wilmar International (B)                                                          1,461,000           3,047
                                                                                                 -------------
                                                                                                        10,145
                                                                                                 -------------
SOUTH AFRICA -- 0.1%
   Bidvest Group                                                                        78,578             727
   Standard Bank Group                                                                  72,623             607
                                                                                                 -------------
                                                                                                         1,334
                                                                                                 -------------
SOUTH KOREA -- 0.1%
   KB Financial Group                                                                   18,900             450
   Samsung Electronics                                                                   2,490           1,023
                                                                                                 -------------
                                                                                                         1,473
                                                                                                 -------------
SPAIN -- 3.1%
   Abengoa                                                                               1,892              25
   ACS Actividades de Construccion y
      Servicios                                                                         28,020           1,162
   Banco Bilbao Vizcaya Argentaria                                                     467,907           3,796
   Banco Santander                                                                       9,970              65
   Banco Santander Central Hispano                                                   1,134,606           7,818
   Cementos Portland Valderrivas                                                           389               9
   Criteria Caixacorp                                                                  163,692             528
   Financiera Alba                                                                      10,838             407
   Gas Natural SGD                                                                      58,672             802
   Grifols                                                                              49,676             716
   Grupo Catalana Occidente                                                             19,542             231
   Iberdrola                                                                           466,881           3,273
   Mapfre                                                                                2,672               6
   Promotora de Informaciones*                                                          20,632              54
   Repsol                                                                              331,701           5,739
   Sacyr Vallehermoso                                                                   43,078             332
   Telefonica                                                                          957,228          19,089
                                                                                                 -------------
                                                                                                        44,052
                                                                                                 -------------
SWEDEN -- 1.8%
   Alfa Laval                                                                           24,873             187
   Atlas Copco, Cl A                                                                    68,495             512
   Eniro                                                                                39,766              30
   Getinge, Cl B                                                                         5,337              51
   Hennes & Mauritz, Cl B                                                               18,891             706
   Investor, Cl B                                                                       66,857             843
   Meda, Cl A                                                                           89,942             531
   Nordea Bank                                                                         423,184           2,099
   Securitas, Cl B                                                                     125,529             911
   Skandinaviska Enskilda Banken, Cl A                                                 116,690             366
   Svenska Cellulosa, Cl B (B)                                                         314,587           2,378
   Svenska Cellulosa, Cl A                                                               8,393              63
   Svenska Handelsbanken, Cl A                                                          12,788             180
   Swedbank                                                                            131,166             436


  8 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                        Shares        ($ Thousands)
-----------                                                                    ---------------   -------------
   Swedish Match                                                                        61,590   $         886
   Tele2, Cl B                                                                          78,000             656
   Telefonaktiebolaget LM Ericsson, Cl B                                             1,182,971           9,659
   TeliaSonera                                                                         550,130           2,635
   Volvo, Cl B                                                                         357,500           1,890
                                                                                                 -------------
                                                                                                        25,019
                                                                                                 -------------
SWITZERLAND -- 7.8%
   ABB                                                                                 232,578           3,250
   ACE                                                                                  23,024             930
   Actelion*                                                                            32,143           1,469
   Baloise Holding                                                                      32,429           2,078
   Banque Cantonale Vaudoise                                                             1,016             338
   BKW FMB Energie                                                                         551              40
   Clariant                                                                             67,437             262
   Credit Suisse Group                                                                 231,219           7,048
   Elektrizitaets-Gesellschaft Laufenburg                                                  255             206
   EMS-Chemie Holding*                                                                     208              15
   Flughafen Zuerich                                                                       360              65
   Galenica                                                                                360             104
   Helvetia Holding                                                                      2,921             623
   Holcim                                                                                9,317             332
   Lindt & Spruengli                                                                       313             419
   Nestle                                                                              517,886          17,526
   Novartis                                                                            705,930          26,746
   PSP Swiss Property                                                                    1,213              51
   Roche Holding                                                                        97,324          13,370
   Schweizerische
      National-Versicherungs-Gesellschaft                                                  152              67
   St. Galler Kantonalbank                                                                  22               7
   STMicroelectronics                                                                   84,355             423
   Sulzer                                                                                9,945             513
   Swatch Group                                                                         26,973             661
   Swiss Life Holding                                                                    1,913             132
   Swiss Reinsurance                                                                    97,520           1,599
   Swisscom                                                                              9,200           2,587
   Syngenta                                                                             49,756          10,038
   Synthes                                                                               9,189           1,025
   Transocean*                                                                          10,745             632
   UBS                                                                                 583,144           5,488
   Vontobel Holding                                                                        792              15
   Xstrata                                                                             395,035           2,643
   Zurich Financial Services (B)                                                        54,891           8,694
                                                                                                 -------------
                                                                                                       109,396
                                                                                                 -------------
TAIWAN -- 0.5%
   AU Optronics                                                                      1,613,000           1,334
   Chunghwa Telecom                                                                  2,138,300           3,903
   Compal Electronics                                                                1,297,236             930
   Siliconware Precision Industries                                                    346,054             364
   United Microelectronics                                                           1,700,409             557
                                                                                                 -------------
                                                                                                         7,088
                                                                                                 -------------

                                                                                                  Market Value
Description                                                                        Shares        ($ Thousands)
-----------                                                                    ---------------   -------------
THAILAND -- 0.1%
   PTT                                                                                 199,200   $         857
                                                                                                 -------------
UNITED KINGDOM -- 16.1%
   3i Group                                                                             31,431             122
   Aberdeen Asset Management                                                           350,037             640
   Aggreko                                                                              71,054             501
   AMEC                                                                                407,965           3,120
   Amlin                                                                               120,372             593
   Anglo American                                                                       87,771           1,492
   Arriva                                                                                7,551              40
   Associated British Foods                                                            251,900           2,313
   AstraZeneca                                                                         464,406          16,315
   Autonomy*                                                                           282,142           5,277
   Aviva (B)                                                                           780,774           2,420
   Babcock International Group                                                         107,230             660
   BAE Systems                                                                       2,410,049          11,555
   Balfour Beatty                                                                      214,952           1,011
   Barclays                                                                          2,418,834           5,131
   BBA Aviation                                                                         27,788              33
   Beazley Group                                                                        22,395              28
   BG Group                                                                            581,013           8,786
   BHP Billiton                                                                        517,663          10,276
   BP (B)                                                                            2,935,036          19,836
   British American Tobacco                                                            415,797           9,613
   BT Group, Cl A                                                                    3,576,721           4,009
   Cable & Wireless                                                                  1,679,762           3,359
   Centrica                                                                          2,512,078           8,200
   Charter International                                                                28,217             184
   Cobham                                                                              252,830             623
   Colt Telecom Group*                                                                  36,018              45
   Compass Group                                                                     1,093,793           5,001
   Diageo                                                                              187,816           2,117
   Firstgroup                                                                           46,122             177
   Friends Provident                                                                   102,615             102
   GlaxoSmithKline (B)                                                                 884,641          13,789
   Greene King                                                                          13,643              96
   Group 4 Securicor                                                                   349,491             971
   Hays                                                                                 59,764              62
   Home Retail Group                                                                   650,011           2,094
   HSBC Holdings                                                                     1,768,952          10,015
   Imperial Tobacco Group                                                              175,133           3,934
   Informa                                                                               4,669              18
   Inmarsat                                                                            109,191             766
   International Power                                                                  26,475              80
   Intertek Group                                                                       55,296             702
   Invensys                                                                            118,027             281
   Investec                                                                             84,280             353
   J Sainsbury                                                                          23,505             105
   Jardine Lloyd Thompson Group                                                         61,764             388
   Kazakhmys                                                                            20,938             111
   Kingfisher                                                                          860,290           1,846


  SEI Institutional International Trust / Semi-Annual Report / March 31, 2009 9

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                 Shares/Face
                                                                                  Amount ($       Market Value
Description                                                                     Thousands)(1)    ($ Thousands)
-----------                                                                    ---------------   -------------
   Legal & General Group                                                             3,002,978   $       1,851
   Lloyds Banking Group                                                              2,790,555           2,828
   Logica                                                                              408,962             374
   Man Group                                                                            34,908             109
   Marston's                                                                            35,428              69
   Meggitt                                                                             132,198             243
   Micro Focus International                                                            13,448              58
   Mondi                                                                               112,255             238
   National Express Group                                                               19,676              43
   National Grid                                                                       150,626           1,156
   Old Mutual                                                                        2,793,800           2,078
   Petrofac                                                                             82,678             634
   Prudential                                                                          299,180           1,445
   QinetiQ                                                                              55,007             104
   Reckitt Benckiser Group                                                             106,716           4,006
   Reed Elsevier                                                                       112,125             805
   Rexam                                                                                31,704             123
   Rio Tinto                                                                           130,990           4,412
   Royal & Sun Alliance Insurance Group                                              2,343,321           4,370
   SABMiller                                                                           150,180           2,232
   Sage Group                                                                          755,025           1,831
   Serco Group                                                                         113,103             593
   Shire                                                                                97,683           1,208
   Smith & Nephew                                                                       20,149             125
   Smiths Group                                                                         72,749             698
   Southern Cross Healthcare                                                            17,173              24
   Spectris                                                                             21,039             121
   St. James's Place                                                                    85,389             205
   Standard Chartered                                                                  486,148           6,038
   Standard Life                                                                        75,292             179
   Tate & Lyle                                                                         236,695             884
   Tesco                                                                               473,383           2,262
   Thomas Cook Group (B)                                                               160,669             553
   Tullow Oil                                                                           85,550             985
   Unilever                                                                            136,773           2,584
   Vodafone Group (B)                                                               10,376,638          18,257
   WPP                                                                                 515,969           2,905
   Yell Group                                                                           55,656              10
                                                                                                 -------------
                                                                                                       225,830
                                                                                                 -------------
Total Common Stock
   (Cost $1,799,606) ($ Thousands)                                                                   1,268,496
                                                                                                 -------------
MORTGAGE-BACKED SECURITIES -- 3.5%
UNITED STATES -- 3.5%
   Adjustable Rate Mortgage Trust,
      Ser 2005-5, Cl 1A1
         5.202%, 09/25/35 (E)                                                            1,193             626
   American Home Mortgage Investment
      Trust, Ser 2004-3, Cl 3A
         3.423%, 10/25/34 (E)                                                            1,149             753

                                                                                    Face
                                                                                  Amount ($       Market Value
Description                                                                     Thousands)(1)    ($ Thousands)
-----------                                                                    ---------------   -------------
   American Home Mortgage Investment Trust,
      Ser 2005-1, Cl 4A1
         3.756%, 06/25/45 (E)                                                              269   $         120
   Banc of America Funding, Ser 2006-A, Cl 2A2
         5.218%, 02/20/36 (A) (E)                                                          378             323
   Bear Stearns Adjustable Rate Mortgage Trust,
      Ser 2004-7, Cl 1A1
         5.442%, 10/25/34 (E)                                                              521             318
   Bear Stearns Alt-A Trust, Ser 2004-12, Cl 2A2
         5.220%, 01/25/35 (E)                                                            1,182             627
   Countrywide Alternative Loan Trust,
      Ser 2004-33, Cl 1A1
         4.972%, 12/25/34 (E)                                                              628             387
   Countrywide Home Loan Mortgage
      Pass-Through Trust, Ser 2007-HYB1, Cl 1A1
         5.454%, 03/25/37 (E)                                                            1,819             787
   Countrywide Home Loans, Ser 2004-22, Cl A1
         5.077%, 11/25/34 (E)                                                            1,458             888
   Countrywide Home Loans,
      Ser 2006-HYB2, Cl 1A1
         5.302%, 04/20/36 (E)                                                            4,011           1,519
   Deutsche Alternative Securities Mortgage Loan Trust,
      Ser 2006-AB3, Cl A1
         6.250%, 06/30/36 (E)                                                            2,020           1,734
   Downey Savings & Loan Association Mortgage Loan Trust,
      Ser 2004-AR4, Cl B1
         1.156%, 01/19/45 (A) (E)                                                          929              66
   FHLMC CMO STRIPS, Ser 231, Cl IO, IO
         5.500%, 08/01/35                                                                1,929             202
   FHLMC CMO STRIPS, Ser 245, Cl IO, IO
         5.000%, 05/15/37                                                                2,654             300
   First Horizon Alternative Mortgage Trust,
      Ser 2005-AA3, Cl 3A1
         5.352%, 05/25/35 (E)                                                              795             395
   First Horizon Mortgage Pass-Through Trust,
      Ser 2006-AR3, Cl 1A1
         5.648%, 11/25/36 (E)                                                            2,364           1,561
   FNMA CMO STRIPS, Ser 369, Cl 1, IO
         5.000%, 03/01/36                                                                1,428             153
   FNMA TBA
         6.500%, 04/30/37                                                               10,650          11,216
         6.000%, 04/30/20 to 04/01/32                                                   16,100          16,823
   Indymac Mortgage Loan Trust,
      Ser 2004-AR6, Cl 1A
         5.044%, 10/25/34 (E)                                                              260             148
   Master Adjustable Rate Mortgages,
      Ser 2005-2, Cl 3A1
         4.804%, 03/25/35 (E)                                                            1,527             709


 10 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009

                                                                                 Face Amount
                                                                                ($ Thousands)     Market Value
Description                                                                      (1) /Shares     ($ Thousands)
-----------                                                                    ---------------   -------------
   Merrill Lynch Mortgage Investors,
      Ser 2005-A4, Cl 1A
         4.770%, 07/25/35 (E)                                                              317   $         154
   MLCC Mortgage Investors,
      Ser 2006-1, Cl 1A1
         5.023%, 02/25/36 (E)                                                            3,353           1,945
   Nomura Asset Acceptance,
      Ser 2004-R1, Cl A1
         6.500%, 03/25/34 (D)                                                            1,215           1,118
   Nomura Asset Acceptance,
      Ser 2004-R2, Cl A1
         6.500%, 10/25/34 (D) (E)                                                        1,271           1,128
   Residential Accredit Loans,
      Ser 2005-QA3, Cl NB2
         5.212%, 03/25/35 (A) (E)                                                        3,892           1,834
   Residential Accredit Loans,
      Ser 2006-QO1, Cl 2A3
         0.922%, 02/25/46 (A) (E)                                                          488              52
   Residential Asset Securitization Trust,
      Ser 2004-IP2, Cl 3A1
         5.207%, 12/25/34 (E)                                                            3,355           2,219
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2004-I, Cl B1
         4.893%, 07/25/34 (A) (E)                                                          148              85
                                                                                                 -------------
Total Mortgage-Backed Securities
   (Cost $63,545) ($ Thousands)                                                                         48,190
                                                                                                 -------------
PREFERRED STOCK -- 0.7%
BRAZIL -- 0.4%
   Banco Bradesco                                                                      269,200           2,703
   Petroleo Brasileiro                                                                 207,900           2,585
   Usinas Siderurgicas de Minas Gerais                                                  73,800             943
                                                                                                 -------------
                                                                                                         6,231
                                                                                                 -------------
FRANCE --0.1%
   Bureau Veritas                                                                       17,224             652
                                                                                                 -------------
GERMANY -- 0.1%
   Bayerische Motoren Werke                                                              2,143              37
   Porsche                                                                              28,325           1,330
   RWE                                                                                   1,865             116
   Volkswagen                                                                            9,691             558
                                                                                                 -------------
                                                                                                         2,041
                                                                                                 -------------
ITALY -- 0.0%
   Exor*                                                                                38,245             256
                                                                                                 -------------
SOUTH KOREA -- 0.1%
   Samsung Electronics                                                                   2,900             662
                                                                                                 -------------
Total Preferred Stock
   (Cost $15,119) ($ Thousands)                                                                          9,842
                                                                                                 -------------

                                                                                    Face
                                                                                  Amount ($       Market Value
Description                                                                     Thousands)(1)    ($ Thousands)
-----------                                                                    ---------------   -------------
ASSET-BACKED SECURITIES -- 0.6%
UNITED STATES -- 0.6%
   ACE Securities, Ser 2003-NC1, Cl M
         1.692%, 07/25/33 (E)                                                            2,100   $       1,146
   ACE Securities, Ser 2003-OP1, Cl M1
         1.222%, 12/25/33 (E)                                                              800             400
   Aegis Asset Backed Securities Trust,
      Ser 2003-3, Cl M1
         1.572%, 01/25/34 (E)                                                              105              37
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1
         1.872%, 03/25/33 (E)                                                            1,193             509
   Argent Securities, Ser 2003-W5, Cl M1
         1.222%, 10/25/33 (E)                                                              600             301
   Argent Securities, Ser 2003-W9, Cl M1
         1.212%, 03/25/34 (E)                                                            1,201             536
   Asset-Backed Securities Home Equity,
      Ser 2003-HE5, Cl M1
         1.681%, 09/15/33 (E)                                                            1,594             944
   Countrywide Asset-Backed Certificates,
      Ser 2003-5, Cl MV2
         2.122%, 01/25/34 (E)                                                              835             374
   Home Equity Asset Trust, Ser 2003-4, Cl M2
         2.922%, 10/25/33 (E)                                                              741             426
   Master Asset-Backed Securities Trust,
      Ser 2003-WMC2, Cl M1
         1.572%, 08/25/33 (E)                                                              359             260
   Merrill Lynch Mortgage Investors,
      Ser 2003-HE1, Cl M2
         2.172%, 07/25/34 (E)                                                              135              34
   Morgan Stanley Capital I,
      Ser 2003-NC8, Cl M1
         1.572%, 09/25/33 (E)                                                            1,752             919
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1
         1.172%, 08/25/33 (E)                                                              319             156
   Residential Asset Mortgage Products,
      Ser 2003-RS11, Cl Mll1
         1.617%, 12/25/33 (E)                                                              188              70
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2B
         0.672%, 02/25/36 (D) (E)                                                        5,355           2,392
   Structured Asset Investment Loan Trust,
      Ser 2003-BC4, Cl M2
         3.522%, 06/25/33 (E)                                                              429             217
   Terwin Mortgage Trust, Ser 2006-2, Cl 2A1
         4.500%, 06/25/36 (A)                                                              764             157
                                                                                                 -------------
Total Asset-Backed Securities
   (Cost $18,540) ($ Thousands)                                                                          8,878
                                                                                                 -------------


 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009 11

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                 Face Amount
                                                                                ($ Thousands)     Market Value
Description                                                                      (1) /Shares     ($ Thousands)
-----------                                                                    ---------------   -------------
                                                                                  Number of
                                                                                    Rights
                                                                               ---------------
RIGHTS -- 0.1%
AUSTRALIA -- 0.0%
   John Fairfax, Expires 04/08/09*                                                          36   $           7
                                                                                                 -------------
BELGIUM -- 0.0%
   Fortis, Expires 07/01/14*                                                                24              --
                                                                                                 -------------
SPAIN -- 0.0%
   Mapfre, Expires 04/06/09*                                                                 3              --
                                                                                                 -------------
SWEDEN -- 0.0%
   Nordea, Expires 04/05/09*                                                             3,071             349
                                                                                                 -------------
UNITED KINGDOM -- 0.1%
   HSBC, Expires 04/07/09*                                                                 401             810
                                                                                                 -------------
Total Rights
   (Cost $913) ($ Thousands)                                                                             1,166
                                                                                                 -------------
CORPORATE OBLIGATIONS -- 0.1%
UNITED STATES -- 0.1%
   Discover Financial Services
         6.450%, 06/12/17 (D)                                                              335             242
   Shinsei Finance Cayman
         6.418%, 01/29/49 (A) (D) (E)                                                    1,740             296
                                                                                                 -------------
Total Corporate Obligations
   (Cost $2,074) ($ Thousands)                                                                             538
                                                                                                 -------------
U.S.  GOVERNMENT AGENCY OBLIGATION -- 0.0%
   FHLMC
         2.225%, 05/04/09 (F) (G)                                                          100             100
                                                                                                 -------------
Total U.S. Government Agency Obligation
   (Cost $100) ($ Thousands)                                                                               100
                                                                                                 -------------
U.S.  TREASURY OBLIGATIONS -- 0.7%
   U.S. Treasury Bills
         0.202%, 05/28/09 (G) (I)                                                          800             800
         0.193%, 06/11/09 (G) (I)                                                        9,225           9,221
                                                                                                 -------------
Total U.S. Treasury Obligations
   (Cost $10,021) ($ Thousands)                                                                         10,021
                                                                                                 -------------
AFFILIATED PARTNERSHIP -- 6.4%
UNITED STATES -- 6.4%
   SEI Liquidity Fund, L.P.,
         0.820%+** (H)                                                              92,431,454          90,237
                                                                                                 -------------
Total Affiliated Partnership
   (Cost $92,431) ($ Thousands)                                                                         90,237
                                                                                                 -------------

                                                                                                  Market Value
Description                                                                         Shares       ($ Thousands)
-----------                                                                    ---------------   -------------
CASH EQUIVALENT -- 0.3%
UNITED STATES -- 0.3%
   SEI Daily Income Trust, Prime Obligation Fund,
      Cl A, 0.250%+**                                                                4,905,538   $       4,906
                                                                                                 -------------
Total Cash Equivalent
   (Cost $4,906) ($ Thousands)                                                                           4,906
                                                                                                 -------------
Total Investments -- 102.9%
   (Cost $2,007,255) ($ Thousands)                                                               $   1,442,374
                                                                                                 =============

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

                                                    UNREALIZED
                     CURRENCY       CURRENCY       APPRECIATION
  MATURITY          TO DELIVER     TO RECEIVE     (DEPRECIATION)
    DATE            (THOUSANDS)    (THOUSANDS)    ($ THOUSANDS)
---------------   -------------   -------------   --------------
4/23/09           AUD    22,280   CHF    16,400      $(1,019)
4/23/09           AUD       422   USD       290           (2)
4/23/09           CAD     3,700   NZD     5,169            3
4/23/09           CAD    39,235   USD    30,958         (234)
4/23/09           GBP    14,563   USD    20,790          (82)
4/23/09           HKD   102,225   USD    13,189           (4)
4/23/09           MXP    34,996   USD     2,471           (1)
4/23/09           NOK    12,340   USD     1,832            5
4/23/09           NZD     5,444   CAD     3,700         (159)
4/23/09           SEK     7,177   USD       866           (2)
4/23/09           SGD     1,043   USD       685           --
4/23/09           USD    21,905   AUD    33,215        1,131
4/23/09           USD     3,545   CHF     4,113           75
4/23/09           USD    11,125   EUR     8,415           46
4/23/09           USD    48,441   GBP    34,846        1,502
4/23/09           USD    57,470   JPY 5,663,468         (103)
4/23/09           USD     4,337   SEK    36,444           72
4/23/09           USD     5,534   SGD     8,480           42
4/23/09           ZAR    11,232   USD     1,129          (47)
4/23/09-6/19/09   NZD    11,237   USD     6,313          (69)
4/23/09-7/21/09   CHF    38,700   EUR    25,528         (205)
4/23/09-7/21/09   CHF    19,400   GBP    10,582       (1,922)
4/23/09-7/21/09   EUR    23,061   CHF    34,500         (221)
4/23/09-7/21/09   GBP     9,619   CHF    17,300        1,449
4/23/09-7/21/09   USD     8,918   NZD    15,486         (122)
4/23/09-7/22/09   JPY   612,000   NOK    42,083           23
4/23/09-7/22/09   NOK    34,257   JPY   434,000         (671)
4/23/09-8/21/09   CHF    19,400   AUD    24,944          210
4/23/09-8/21/09   EUR    16,624   JPY 2,071,000       (1,080)
4/23/09-8/21/09   JPY 2,783,000   EUR    21,814          748
4/23/09-9/22/09   GBP     3,983   SGD     8,900          141
4/23/09-9/22/09   SGD     8,900   GBP     3,736         (496)
4/23/09-9/24/09   GBP    10,873   JPY 1,592,000          556
4/23/09-9/24/09   JPY 1,948,000   GBP    13,192         (844)
5/22/09           AUD     7,896   SGD     7,700         (404)
5/22/09           SGD     9,000   AUD     9,017          326
5/26/09-6/19/09   CHF     3,200   NOK    18,420          (97)
6/19/09           AUD     4,816   JPY   295,000         (337)
6/19/09           JPY   384,000   AUD     6,202          392
6/19/09           NOK     7,300   CHF     1,200          (21)
7/21/09           EUR       872   SGD     1,700          (41)
7/21/09           SGD     3,000   EUR     1,509           31
8/21/09           NOK     7,608   SEK     9,600           40
8/21/09           NZD       253   JPY    12,000          (21)
8/21/09           SEK     9,600   NOK     7,457          (62)
8/21/09-9/24/09   JPY   190,000   NZD     3,670          142
                                                     -------
                                                     $(1,332)
                                                     =======

A summary of the open futures contracts held by the Fund at March 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

                                                       UNREALIZED
                           NUMBER OF                  APPRECIATION
    TYPE OF                CONTRACTS    EXPIRATION   (DEPRECIATION)
   CONTRACT              LONG (SHORT)      DATE      ($ THOUSANDS)
   --------              ------------   ----------   --------------
DJ Euro Stoxx 50 Index         648      Jun-2009         $  315
FTSE 100 Index                 186      Jun-2009            132
FTSE Index                      15      Apr-2009            (41)
MSCI EAFE Index E-MINI         (66)     Jun-2009           (234)
Nikkei 225 Index                57      Jun-2009            177
SPI 200 Index                   50      Jun-2009             78
Topix Index                    124      Jun-2009            716
                                                         ------
                                                         $1,143
                                                         ======

 12 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009

A summary of outstanding swap agreements held by the fund at March 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

                               TOTAL RETURN SWAPS

                                                                                                      NOTIONAL   NET UNREALIZED
                                                                                       TERMINATION     AMOUNT     APPRECIATION
COUNTERPARTY      REFERENCE ENTITY/OBLIGATION       FUND PAYS        FUND RECEIVES         DATE     (THOUSANDS)   ($ THOUSANDS)
------------     -----------------------------  ---------------  --------------------- -----------  -----------  --------------
Bank of America  BAS AAA 10YR CMBS Daily Index  Negative Spread  Initial Index           03/31/09      20,500       $1,364
                                                Return           Spread Minus 25 Bps
Bank of America  BAS AAA 10YR CMBS Daily Index  Negative Spread  Initial Index           03/31/09      10,000          665
                                                Return           Spread Minus 165 Bps
Morgan Stanley   MSCI Daily TR Net EAFE USD     3-Month LIBOR    Price Return            01/13/10      59,822        2,751
                 Market Index
                                                                                                                    ------
                                                                                                                    $4,780
                                                                                                                    ======

                              CREDIT DEFAULT SWAPS

                                                                                                        NOTIONAL    NET UNREALIZED
                                                              BUY/SELL      (PAYS)/     TERMINATION      AMOUNT       APPRECIATION
COUNTERPARTY          REFERENCE ENTITY/OBLIGATION            PROTECTION  RECEIVES RATE      DATE     ($ THOUSANDS)  ($ THOUSANDS)
------------          ------------------------------------   ---------- --------------  -----------  -------------  --------------
Bank of America       MeadWestvaco Corp., 6.850%, 04/01/12       BUY        (0.48)%       12/20/11      2,500           $   55
Bank of America       Radian Group Inc., 7.750%, 06/01/11        BUY        (0.39)        12/20/13      2,500            1,157
Bank of America       The Limited Inc., 6.125%, 12/01/12         BUY        (0.48)        12/20/11      2,500              281
Bank of America       TJX Cos. Inc., 7.450%, 12/15/09            BUY        (0.19)        12/20/11      2,500               64
JPMorgan Chase Bank   Hasbro Inc., 2.750%, 12/01/21              BUY        (0.39)        12/20/11      2,500              109
JPMorgan Chase Bank   Jones Apparel Group 5.125%, 11/15/14       BUY        (0.77)        12/20/11      2,500              351
JPMorgan Chase Bank   Nordstrom Inc., 6.950%, 03/15/28           BUY        (0.28)        12/20/13      2,500              241
JPMorgan Chase Bank   Radian Group Inc., 7.750%, 06/01/11        BUY        (0.39)        12/20/13      2,500            1,032
Merrill Lynch         MDC Holdings Inc., 5.500%, 05/15/13        BUY        (0.90)        12/20/11      2,500               15
Merrill Lynch         Nordstrom Inc., 6.950%, 03/15/28           BUY        (0.28)        12/20/13      2,500              242
                                                                                                                        ------
                                                                                                                        $3,547
                                                                                                                        ======

Percentages are based on a Net Assets of $1,401,890 ($ Thousands).

*    Non-income producing security

**   Rate shown is the 7-day effective yield as of March 31, 2009.

+    Affiliated security

(1)  In U.S. dollars unless otherwise indicated.

(A) Securities considered illiquid. The total market value of such securities as of March 31, 2009 was $2,818 ($ Thousands) and represented 0.2% of Net Assets.

(B) This security or a partial position of this security is on loan at March 31, 2009. The total market value of securities on loan at March 31, 2009 was $81,227 ($ Thousands) (see Note 7).

(C)  Real Estate Investments Trust

(D) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2009.

(F) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(G) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(H) This security was purchased with cash collateral held from securities on loan (see Note 7). The total value of such securities as of March 31, 2009 was $90,237 ($ Thousands).

(I)  The rate reported is the effective yield at purchase.

ADR -- American Depositary Receipt

AUD -- Australian Dollar

CAD -- Canadian Dollar

CHF -- Swiss Franc

Cl -- Class

CMBS -- Commercial Mortgage-Backed Securities

CMO -- Collateralized Mortgage Obligation

EUR -- Euro

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GBP -- British Pound Sterling

HKD -- Hong Kong Dollar

IO -- Interest Only -- face amount represents notional amount

JPY -- Japanese Yen

L.P. -- Limited Partnership

LIBOR -- London Interbank Offered Rate

MXP -- Mexican Peso

NOK -- Norwegian Krone

NZD -- New Zealand Dollar

REIT -- Real Estate Investment Trust

SEK -- Swedish Krone

Ser -- Series

SGD -- Singapore Dollar

STRIPS -- Separately Traded Registered Interest and Principal Securities

TBA -- To Be Announced

USD -- U.S. Dollar

ZAR -- South African Rand

Amounts designated as "--" are $0 or have been rounded to 0.

The accompanying notes are an integral part of the financial statements.


 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009 13

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

March 31, 2009

                               (PERFORMANCE GRAPH)

SECTOR WEIGHTINGS+:

Financials                   15.8%
Energy                       14.4%
Telecommunication Services   12.6%
Affiliated Partnership       11.3%
Information Technology       10.8%
Basic Materials               9.2%
Industrials                   6.5%
Consumer Staples              5.8%
Consumer Discretionary        5.7%
Utilities                     4.9%
Healthcare                    2.5%
Short-Term Investments        0.5%
Equity-Linked Warrants        0.0%
Rights                        0.0%
Debenture Bond                0.0%

+ Percentages based on total investments. Includes Investments held as collateral for securities on loan (see Note 7).

                                                                                                  Market Value
Description                                                                        Shares        ($ Thousands)
-----------                                                                    ---------------   -------------
COMMON STOCK -- 89.1%
ARGENTINA -- 0.1%
   MetroGas ADR*                                                                         4,100   $           7
   Petrobras Energia Participaciones ADR (A)                                            52,400             298
   Telecom Argentina ADR*                                                               41,700             323
                                                                                                 -------------
                                                                                                           628
                                                                                                 -------------
BERMUDA -- 0.4%
   Dufry South America (BRL)                                                            43,500             281
   Huabao International Holdings (HKD)                                               2,442,500           2,011
                                                                                                 -------------
                                                                                                         2,292
                                                                                                 -------------
BRAZIL -- 7.0%
   All America Latina Logistica                                                        153,100             655
   Amil Participacoes                                                                   18,800              52
   Banco Bradesco ADR                                                                  133,300           1,320
   Banco do Brasil                                                                     134,565           1,001
   BR Malls Participacoes*                                                              68,100             422
   Brascan Residential Properties                                                       41,100              36
   Camargo Correa Desenvolvimento Imobiliario                                           32,000              28
   Centrais Eletricas Brasileiras                                                       63,580             713
   Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR                               20,400             552
   Cia de Saneamento Basico do Estado de Sao Paulo                                     101,469           1,131
   Cia de Saneamento Basico do Estado de Sao Paulo ADR                                     610              13
   Cia de Saneamento de Minas Gerais-COPASA                                            106,100             910
   Cia Energetica de Minas Gerais ADR                                                   47,955             709
   Cia Vale do Rio Doce                                                                167,800           2,267
   Cia Vale do Rio Doce ADR, Cl B                                                      231,680           3,081

                                                                                                  Market Value
Description                                                                        Shares        ($ Thousands)
-----------                                                                    ---------------   -------------
   EDP - Energias do Brasil                                                            116,717   $      1,233
   Empresa Brasileira de Aeronautica                                                   127,700            429
   Empresa Brasileira de Aeronautica ADR (A)                                            17,740            235
   Eternit                                                                              26,655             68
   Even Construtora e Incorporadora                                                      1,000              1
   Ez Tec Empreendimentos e Participacoes                                               40,100             43
   Fertilizantes Heringer*                                                                 900              1
   Gerdau                                                                               95,900            417
   Gerdau ADR                                                                           73,987            405
   Globex Utilidades                                                                     9,300             26
   Grendene                                                                            152,107            793
   GVT Holding* (B)                                                                     53,500            607
   Hypermarcas*                                                                        151,150          1,113
   Itau Unibanco Banco Multiplo ADR (A)                                                362,352          3,942
   Klabin Segall                                                                        16,500             10
   Light                                                                                41,852            407
   Localiza Rent A Car                                                                 194,300            701
   Lojas Renner                                                                        110,349            688
   Marfrig Frigorificos e Comercio de Alimentos*                                       116,700            379
   Medial Saude                                                                        124,300            288
   Minerva                                                                              21,200             16
   Natura Cosmeticos                                                                    81,000            800
   OGX Petroleo e Gas Participacoes*                                                     4,784          1,498
   Perdigao                                                                              7,000             88
   Petroleo Brasileiro                                                                 235,700          3,638
   Petroleo Brasileiro ADR (A)                                                          57,564          1,754
   Redecard                                                                             64,700            790
   Rodobens Negocios Imobiliarios                                                       80,750            351
   Rossi Residencial*                                                                   58,100             94
   Santos Brasil Participacoes                                                          75,581            213
   SEB - Sistema Educacional Brasileiro                                                 82,000            303
   Souza Cruz                                                                           15,600            301
   Telegraph Norte Leste Participacoes ADR                                             205,070          2,838
   Usinas Siderurgicas de Minas Gerais                                                 143,800          1,661
   Votorantim Celulose e Papel ADR* (A)                                                 66,900            293
   Wilson Sons, Cl BDR, BDR                                                             68,805            342
                                                                                                 ------------
                                                                                                       39,656
                                                                                                 ------------
CHILE -- 1.1%
   Banco Santander Chile ADR (A)                                                        34,492          1,185
   Centros Comerciales Sudamericanos                                                   109,425            182
   Cia Cervecerias Unidas                                                               91,980            517
   Cia Cervecerias Unidas ADR                                                            5,420            152
   Embotelladora Andina ADR, Cl B                                                       32,078            456
   Empresa Nacional de Telecomunicaciones                                               46,457            538
   Enersis ADR                                                                         196,068          2,961
   Multiexport Foods                                                                   160,156             10
   Sociedad Quimica y Minera de Chile ADR                                                3,300             88
                                                                                                 ------------
                                                                                                        6,089
                                                                                                 ------------


 14 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                        Shares        ($ Thousands)
-----------                                                                    ---------------   -------------
CHINA -- 10.4%
   AAC Acoustic Technologies Holdings* (A) (HKD)                                       670,000   $         316
   AirMedia Group ADR*                                                                  96,262             403
   Ajisen China Holdings (A)                                                           709,000             353
   Aluminum Corp of China                                                                4,922               3
   Anhui Conch Cement (A)                                                              252,882           1,395
   Anhui Expressway                                                                    854,000             382
   Bank of China                                                                    14,130,000           4,686
   Bank of Communications (A)                                                        1,557,000           1,081
   Beauty China Holdings (B)                                                            70,000               6
   Bosideng International Holdings                                                   6,970,000             495
   China BlueChemical                                                                1,610,000             881
   China Construction Bank (A)                                                       7,664,000           4,351
   China Dongxiang Group (A)                                                         2,084,500             766
   China Life Insurance                                                                761,000           2,524
   China Medical Technologies ADR (A)                                                   49,600             683
   China Milk Products Group                                                           107,000              22
   China Molybdenum                                                                    459,000             205
   China Petroleum & Chemical                                                        3,032,000           1,940
   China Railway Construction* (A)                                                   2,194,500           2,866
   China Shenhua Energy                                                                333,800             752
   China Shineway Pharmaceutical Group (HKD)                                            49,000              28
   China Shipping Development                                                        1,594,000           1,510
   China Telecom                                                                     4,648,000           1,919
   China Yurun Food Group (A)                                                        1,918,000           2,445
   CSG Holding                                                                         813,300             657
   Ctrip.com International ADR                                                           2,183              60
   Dongfang Electric                                                                   281,000             628
   Dongfeng Motor Group                                                              2,692,000           1,393
   Great Wall Motor                                                                    524,000             213
   Hainan Meilan International Airport                                                  27,000              13
   Huaneng Power International (A)                                                     550,800             365
   Industrial & Commercial Bank of China (A)                                        11,489,000           5,974
   Mindray Medical International ADR (A)                                                35,983             666
   New Oriental Education & Technology Group ADR* (A)                                   19,160             963
   People's Food Holdings                                                              112,058              36
   PetroChina (A)                                                                    6,701,932           5,344
   PetroChina ADR (A)                                                                   11,290             900
   Ping An Insurance Group of China                                                    318,500           1,901
   Qingling Motors                                                                      46,000               6
   Shanda Interactive Entertainment ADR* (A)                                            26,400           1,044
   Shandong Chenming Paper Holdings, Cl B                                              883,300             484
   Sihuan Pharmaceutical Holdings Group                                                  1,000              --
   Simcere Pharmaceutical Group ADR*                                                    47,600             267
   Sinopec Shanghai Petrochemical                                                    1,886,000             465
   Sinotrans                                                                         3,361,000             520
   Tencent Holdings (A)                                                                253,000           1,874
   Tingyi Cayman Islands Holding (A)                                                   600,000             694
   Want Want China Holdings                                                          1,131,000             525

                                                                                                  Market Value
Description                                                                        Shares        ($ Thousands)
-----------                                                                    ---------------   -------------
   Weichai Power                                                                       270,000   $         589
   Weiqiao Textile                                                                   1,721,400             511
   Yangzijiang Shipbuilding Holdings (A)                                             1,232,102             324
   Yanzhou Coal Mining                                                               1,366,000             983
   Yanzhou Coal Mining ADR                                                              38,620             277
   Zhejiang Expressway                                                                 910,000             663
   ZTE (A)                                                                             185,000             753
                                                                                                 -------------
                                                                                                        59,104
                                                                                                 -------------
COLOMBIA -- 0.1%
   Almacenes Exito                                                                      92,598             395
                                                                                                 -------------
CYPRUS -- 0.0%
   Globaltrans Investment GDR*                                                          76,830             112
                                                                                                 -------------
CZECH REPUBLIC -- 0.8%
   CEZ                                                                                 100,677           3,579
   Komercni Banka                                                                        5,776             574
   Philip Morris CR                                                                        560             155
   Telefonica O2 Czech Republic                                                          7,200             142
                                                                                                 -------------
                                                                                                         4,450
                                                                                                 -------------
EGYPT -- 0.5%
   Commercial International Bank                                                        95,691             546
   Egyptian Financial Group-Hermes Holding                                             167,456             454
   National Societe Generale Bank                                                       27,000              86
   Orascom Construction Industries GDR                                                   7,489             352
   Orascom Telecom Holding SAE                                                         130,000             599
   Telecom Egypt                                                                       205,500             541
                                                                                                 -------------
                                                                                                         2,578
                                                                                                 -------------
HONG KONG -- 7.8%
   Beijing Enterprises Holdings                                                        150,500             627
   Chaoda Modern Agriculture (A)                                                     3,125,400           1,867
   China Mobile                                                                      1,699,917          14,806
   China Mobile ADR                                                                     32,410           1,410
   China Overseas Land & Investment (A)                                              1,108,800           1,740
   China Pharmaceutical Group                                                        1,424,000             570
   China Power International Development                                             5,729,200           1,138
   China Resources Power Holdings                                                      988,000           2,070
   China State Construction International Holdings                                     983,000             170
   China Unicom (A)                                                                  1,141,682           1,220
   CNOOC                                                                             5,620,448           5,570
   CNOOC ADR                                                                             8,360             841
   Cnpc Hong Kong                                                                    1,860,000             787
   COSCO Pacific                                                                     2,162,000           2,134
   Denway Motors                                                                     2,460,646             953
   Digital China Holdings                                                              377,000             158
   Global Bio-Chemical Technology Group                                              2,809,500             363
   GOME Electrical Appliances Holdings (A) (B)                                       4,816,000             696
   Guangdong Investment                                                              1,116,000             449


 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009 15

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                        Shares        ($ Thousands)
-----------                                                                    ---------------   -------------
   GZI Real Estate Investment Trust (C)                                                928,000   $         242
   Industrial and Commercial Bank of China Asia                                        468,000             498
   Nine Dragons Paper Holdings                                                       1,236,000             469
   NWS Holdings                                                                        187,797             253
   Samson Holding                                                                    5,241,000             446
   Shanghai Industrial Holdings                                                        323,970             897
   Shenzhen International Holdings                                                   9,738,747             446
   Shenzhou International Group Holdings                                               457,000             117
   Shui On Land                                                                      1,707,000             601
   Sino Biopharmaceutical                                                              344,000              53
   Sinofert Holdings                                                                   286,000             126
   Sinolink Worldwide Holdings                                                       1,652,000             111
   Skyworth Digital Holdings                                                         1,802,000             165
   SRE Group                                                                         1,512,000             117
   Texwinca Holdings                                                                   678,600             349
   TPV Technology                                                                    1,924,000             588
   Zhuzhou CSR Times Electric, Cl H                                                    673,000             684
                                                                                                 -------------
                                                                                                        43,731
                                                                                                 -------------
HUNGARY -- 0.5%
   Egis Gyogyszergyar Nyrt                                                               2,000              98
   Magyar Telekom                                                                      502,519           1,157
   MOL Hungarian Oil and Gas Nyrt                                                       21,504             958
   Richter Gedeon Nyrt                                                                   4,700             511
                                                                                                 -------------
                                                                                                         2,724
                                                                                                 -------------
INDIA -- 5.8%
   Allahabad Bank                                                                      111,286              85
   Andhra Bank                                                                         365,655             326
   Bajaj Holdings and Investment                                                         2,566              15
   Bank                                                                                 10,693              38
   Bank of Baroda                                                                       67,700             313
   Bank of India                                                                       268,339           1,160
   Bharat Electronics                                                                   20,344             355
   Bharat Heavy Electricals                                                             28,180             839
   Bharat Petroleum                                                                     12,413              92
   Bharti Airtel*                                                                      198,210           2,445
   Birla                                                                                51,907             182
   Cairn India*                                                                        222,977             809
   Canara Bank                                                                          56,934             186
   CESC                                                                                 49,124             204
   Container of India                                                                    1,300              18
   Dena Bank                                                                            13,584               9
   Dr Reddys Laboratories                                                              102,214             988
   Dr Reddys Laboratories ADR                                                            6,000              57
   Federal Bank                                                                        120,536             328
   Grasim Industries                                                                    18,599             580
   Great Eastern Shipping                                                                7,915              30
   GTL                                                                                  11,498              54
   Gujarat Alkalies & Chemicals                                                         26,910              31
   Gujarat Narmada Valley Fertilizers                                                  157,458             187
   Gujarat State Fertilisers                                                            88,198             153

                                                                                                  Market Value
Description                                                                        Shares        ($ Thousands)
-----------                                                                    ---------------   -------------
   HCL Technologies                                                                      2,387   $           5
   Hero Honda Motors                                                                    44,333             936
   Hindalco Industries                                                                 212,520             218
   Hindustan Petroleum                                                                  74,960             398
   Hindustan Unilever                                                                  210,409             985
   Hindustan Zinc                                                                       78,522             698
   Housing Development Finance                                                          74,063           2,061
   ICICI Bank                                                                           52,528             345
   ICICI Bank ADR                                                                       13,020             173
   India Cements                                                                       293,990             614
   Indian Bank                                                                         176,623             286
   Indian Overseas Bank                                                                 43,842              39
   Infosys Technologies                                                                 31,863             831
   Infrastructure Development Finance*                                               1,030,887           1,099
   ITC                                                                                 325,939           1,187
   Jet Airways India                                                                    40,750             136
   Larsen & Toubro                                                                      90,483           1,197
   Mahanagar Telephone Nigam                                                           515,050             700
   Mahindra & Mahindra                                                                  65,245             493
   National Aluminium                                                                   29,505             125
   NTPC                                                                                222,105             787
   Oil & Natural Gas                                                                   175,967           2,706
   Oriental Bank of Commerce                                                             1,205               3
   Piramal Healthcare                                                                  112,608             435
   Reliance Industries                                                                  30,500             917
   Satyam Computer Services                                                             11,832               9
   Shipping of India                                                                   180,622             274
   State Bank of India                                                                   1,740              37
   State Bank of India GDR                                                              25,310           1,038
   Steel Authority of India                                                            220,261             419
   Sterlite Industries India                                                            23,370             165
   Sterlite Industries India ADR                                                        55,180             390
   Syndicate Bank                                                                      103,002              98
   Tata Chemicals                                                                       14,440              40
   Tata Consultancy Services                                                           166,678           1,769
   Tata Power                                                                            9,356             142
   Tata Steel                                                                          113,590             461
   Union Bank of India                                                                  14,036              41
   Zee Entertainment Enterprises                                                       353,549             741
                                                                                                 -------------
                                                                                                        32,482
                                                                                                 -------------
INDONESIA -- 1.3%
   Aneka Tambang                                                                        50,000               5
   Astra International                                                                 434,579             536
   Bank Central Asia                                                                   150,000              40
   Bank Mandiri                                                                      3,217,592             606
   Bank Rakyat Indonesia                                                             3,650,500           1,327
   Gudang Garam                                                                      1,055,100             539
   HM Sampoerna (B)                                                                    986,500             922
   International Nickel Indonesia                                                       80,989              15
   Kalbe Farma                                                                       7,591,500             407
   Semen Gresik Persero                                                                458,000             148


 16 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                        Shares        ($ Thousands)
-----------                                                                    ---------------   -------------
   Telekomunikasi Indonesia                                                          3,647,600   $       2,383
   Unilever Indonesia                                                                  852,000             586
                                                                                                 -------------
                                                                                                         7,514
                                                                                                 -------------
ISRAEL -- 3.0%
   Bank Hapoalim*                                                                      407,044             743
   Bank Leumi Le-Israel                                                                484,349             957
   Bezeq Israeli Telecommunication                                                   1,525,316           2,386
   Check Point Software Technologies* (A)                                               14,200             316
   Delek Automotive Systems                                                             20,422             128
   Discount Investment                                                                  18,000             188
   First International Bank of Israel*                                                  51,020             364
   Israel Chemicals                                                                     61,896             502
   Israel Discount Bank, Cl A                                                          644,724             478
   Migdal Insurance & Financial Holding                                                214,322             172
   Mizrahi Tefahot Bank                                                                 92,000             441
   Partner Communications                                                               38,041             567
   Teva Pharmaceutical Industries                                                      119,462           5,336
   Teva Pharmaceutical Industries ADR (A)                                               91,016           4,100
   Union Bank of Israel*                                                                21,090              36
                                                                                                 -------------
                                                                                                        16,714
                                                                                                 -------------
JERSEY -- 0.0%
   Randgold Resources                                                                    2,975             157
                                                                                                 -------------
KAZAKHSTAN -- 0.2%
   KazMunaiGas Exploration Production
      GDR                                                                               65,004             969
                                                                                                 -------------
LUXEMBOURG -- 0.4%
   Tenaris ADR (A)                                                                      99,238           2,002
   Ternium ADR (A)                                                                      47,038             322
                                                                                                 -------------
                                                                                                         2,324
                                                                                                 -------------
MALAYSIA -- 2.5%
   Berjaya Sports Toto                                                                 298,300             375
   BIMB Holdings                                                                        36,000               8
   British American Tobacco Malaysia                                                   121,600           1,518
   Bumiputra-Commerce Holdings                                                         241,900             454
   Digi.Com                                                                             58,200             338
   Gamuda                                                                            1,132,300             615
   Genting                                                                             868,300             876
   HAP Seng Consolidated                                                               229,000             119
   Hong Leong Bank                                                                     390,811             574
   Hong Leong Financial Group                                                           10,000              13
   JT International                                                                     20,000              25
   KLCC Property Holdings                                                              216,200             178
   Lion Industries                                                                     355,000              59
   Malayan Banking                                                                   1,119,150           1,185
   Malaysian Bulk Carriers                                                             432,391             368
   Petronas Dagangan                                                                       700               1
   Petronas Gas                                                                        209,000             556

                                                                                                  Market Value
Description                                                                        Shares        ($ Thousands)
-----------                                                                    ---------------   -------------
   PPB Group                                                                           254,000   $         683
   Public Bank                                                                         243,253             504
   Resorts World                                                                     2,730,400           1,603
   Sime Darby                                                                          688,300           1,076
   Tanjong                                                                             100,000             379
   Tenaga Nasional                                                                   1,198,975           2,006
   Titan Chemicals                                                                     388,000              52
   UMW Holdings                                                                        414,651             597
                                                                                                 -------------
                                                                                                        14,162
                                                                                                 -------------
MEXICO -- 3.7%
   America Movil ADR, Ser L (A)                                                        181,586           4,917
   America Movil, Ser L                                                              3,060,245           4,166
   Banco Compartamos                                                                   295,991             559
   Carso Global Telecom* (A)                                                           189,154             624
   Cemex                                                                               340,532             214
   Coca-Cola Femsa                                                                      98,600             336
   Consorcio ARA                                                                     1,360,300             358
   Embotelladoras Arca                                                                 331,009             579
   Fomento Economico Mexicano                                                          343,301             875
   Fomento Economico Mexicano ADR (A)                                                   30,246             763
   Gruma, Cl B* (A)                                                                    427,216             161
   Grupo Carso, Ser A1 (A)                                                             188,671             460
   Grupo Casa Saba ADR                                                                   4,500              59
   Grupo Continental (B)                                                               527,800             857
   Grupo Famsa, Cl A* (A)                                                               94,417              53
   Grupo Financiero Banorte, Cl O                                                      620,302             824
   Grupo Mexico, Ser B                                                                 794,194             581
   Grupo Modelo                                                                        190,900             581
   Grupo Televisa                                                                      305,896             835
   Grupo Televisa ADR (A)                                                              106,600           1,454
   Megacable Holdings*                                                                  73,000              74
   Promotora Ambiental*                                                                 11,200               6
   Urbi Desarrollos Urbanos*                                                         1,223,982           1,082
   Wal-Mart de Mexico, Ser V                                                           180,438             423
                                                                                                 -------------
                                                                                                        20,841
                                                                                                 -------------
NETHERLANDS -- 0.1%
   Plaza Centers (A)                                                                   400,364             333
   X5 Retail Group GDR*                                                                 46,136             461
                                                                                                 -------------
                                                                                                           794
                                                                                                 -------------
PANAMA -- 0.2%
   Copa Holdings, Cl A                                                                  33,100             949
                                                                                                 -------------
PERU -- 0.4%
   Cia de Minas Buenaventura ADR (A)                                                    17,229             413
   Credicorp (A)                                                                        38,284           1,793
                                                                                                 -------------
                                                                                                         2,206
                                                                                                 -------------


 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009 17

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                        Shares        ($ Thousands)
-----------                                                                    ---------------   -------------
PHILIPPINES -- 0.7%
   ABS-CBN Broadcasting PDR (B)                                                        464,900   $         163
   Bank of the Philippine Islands                                                      437,171             308
   Globe Telecom                                                                        20,376             352
   Manila Electric                                                                     200,000             360
   Metropolitan Bank & Trust                                                           161,800              87
   Philippine Long Distance Telephone                                                   30,560           1,388
   Philippine Long Distance Telephone ADR                                               17,652             779
   Pilipino Telephone                                                                  609,000             107
   SM Investments                                                                      106,794             440
   Union Bank of Philippines (B)                                                       446,600             215
                                                                                                 -------------
                                                                                                         4,199
                                                                                                 -------------
POLAND -- 0.8%
   Bank BPH                                                                             13,667             114
   Bank Pekao                                                                           11,560             274
   Cyfrowy Polsat                                                                      157,056             605
   KGHM Polska Miedz                                                                    22,820             296
   Polish Oil & Gas                                                                    228,000             218
   Polski Koncern Naftowy Orlen                                                        153,728           1,039
   Powszechna Kasa Oszczednosci
      Bank Polski                                                                       46,379             282
   Telekomunikacja Polska                                                              277,190           1,480
                                                                                                 -------------
                                                                                                         4,308
                                                                                                 -------------
RUSSIA -- 5.5%
   Comstar United Telesystems GDR                                                      256,723             860
   LUKOIL ADR (A)                                                                      199,243           7,511
   Mechel ADR (A)                                                                       27,112             113
   MMC Norilsk Nickel ADR                                                              275,973           1,656
   Mobile Telesystems ADR (A)                                                           96,574           2,890
   Novolipetsk Steel GDR                                                                10,237             122
   OAO Gazprom ADR                                                                     787,348          11,692
   Pharmstandard GDR*                                                                   33,038             317
   Rosneft Oil GDR                                                                     410,085           1,759
   Rostelecom ADR                                                                        1,300              67
   Sberbank GDR                                                                          9,311             973
   Severstal GDR                                                                        25,750              88
   Surgutneftegaz ADR (A)                                                              152,598             946
   Tatneft GDR                                                                          23,689           1,091
   TMK OAO GDR                                                                          64,770             311
   Uralkali GDR (B)                                                                     42,508             497
   Uralsvyazinform ADR (B)                                                              59,300              98
   VTB Bank GDR (A)                                                                     65,410             106
                                                                                                 -------------
                                                                                                        31,097
                                                                                                 -------------
SINGAPORE -- 0.1%
   Epure International                                                               2,427,500             471
                                                                                                 -------------
SOUTH AFRICA -- 7.1%
   ABSA Group                                                                          140,610           1,422
   African Bank Investments                                                            291,457             772
   AngloGold Ashanti                                                                    44,396           1,611

                                                                                                  Market Value
Description                                                                        Shares        ($ Thousands)
-----------                                                                    ---------------   -------------
   AngloGold Ashanti ADR (A)                                                            40,979   $       1,506
   ArcelorMittal South Africa                                                           12,286              94
   Assore (B)                                                                            5,908             273
   Aveng                                                                               172,658             473
   Bidvest Group                                                                        82,837             766
   FirstRand                                                                           814,110           1,032
   Foschini                                                                             56,000             259
   Gold Fields                                                                         220,143           2,419
   Gold Fields ADR                                                                      30,030             341
   Grindrod                                                                            423,782             539
   Harmony Gold Mining*                                                                 68,000             718
   Hosken Consolidated Investments                                                      12,635              53
   Impala Platinum Holdings                                                             90,739           1,510
   Investec                                                                             85,136             348
   JD Group                                                                            133,860             465
   Lewis Group                                                                          20,565              92
   Liberty Holdings                                                                     20,110             133
   Medi-Clinic                                                                          94,478             214
   Metropolitan Holdings                                                               630,918             697
   Mondi (A)                                                                           127,582             372
   Mr Price Group (A)                                                                  185,945             474
   MTN Group                                                                           285,085           3,148
   Murray & Roberts Holdings                                                            49,188             209
   Nampak                                                                              630,432             835
   Naspers, Cl N                                                                        44,029             741
   Nedbank Group                                                                       273,929           2,448
   Remgro                                                                               65,302             464
   Reunert                                                                             113,269             436
   Sanlam                                                                              917,445           1,625
   Sappi (A)                                                                           677,641           1,300
   Sasol ADR                                                                             7,960             230
   Sasol                                                                               209,631           6,062
   Shoprite Holdings                                                                   198,869           1,058
   Standard Bank Group                                                                 257,174           2,150
   Steinhoff International Holdings                                                    300,000             318
   Telkom                                                                              152,970           1,697
   Tiger Brands                                                                         38,661             550
   Wilson Bayly Holmes-Ovcon                                                             6,000              54
                                                                                                 -------------
                                                                                                        39,908
                                                                                                 -------------
SOUTH KOREA -- 12.5%
   Daewoo Shipbuilding & Marine Engineering                                             71,220           1,104
   Daishin Securities*                                                                     610               7
   Dongbu Insurance*                                                                    39,060             579
   Dongwon Industries                                                                    1,360              84
   Handsome                                                                                  8              --
   Hanwha Chemical                                                                      50,151             339
   Hyundai Department Store                                                              6,800             351
   Hyundai Development                                                                  47,570           1,157
   Hyundai Heavy Industries                                                             14,734           2,082
   Hyundai Marine & Fire Insurance*                                                     26,580             240
   Hyundai Mipo Dockyard                                                                 5,584             523
   Hyundai Motor                                                                        18,284             734


 18 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                        Shares        ($ Thousands)
-----------                                                                    ---------------   -------------
   Kangwon Land                                                                        148,110   $       1,472
   KB Financial Group                                                                   65,850           1,569
   KB Financial Group ADR (A)                                                            2,650              64
   KISCO                                                                                 3,776             133
   Korea Development Financing*                                                          2,020              41
   Korea Electric Power                                                                101,840           1,874
   Korea Gas                                                                            10,670             312
   Korea Zinc                                                                              258              21
   KT                                                                                   53,940           1,501
   KT ADR (A)                                                                           80,800           1,114
   KT Freetel                                                                           37,340             748
   KT&G                                                                                 78,263           4,306
   LG                                                                                   49,704           1,768
   LG Chem                                                                              31,321           2,038
   LG Dacom                                                                             19,840             250
   LG Electronics                                                                       40,775           2,694
   LG Household & Health Care                                                            4,310             469
   LG Philips LCD                                                                       72,912           1,479
   LG Telecom                                                                           62,520             381
   Lotte Confectionery                                                                     210             156
   Lotte Shopping                                                                       12,044           1,659
   LS Cable                                                                              7,810             439
   MegaStudy                                                                             5,110             733
   Namyang Dairy Products                                                                  290              94
   Nong Shim Holdings                                                                    1,710              68
   Ottogi                                                                                  710              65
   Pacific                                                                               3,507             223
   POSCO                                                                                12,944           3,411
   POSCO ADR (A)                                                                         4,040             270
   Samsung C&T                                                                          25,505             733
   Samsung Electronics                                                                  43,997          18,066
   Samsung Fire & Marine Insurance*                                                     19,345           2,238
   Samsung Heavy Industries                                                             33,380             618
   SeAH Holdings                                                                            67               3
   Shinhan Financial Group                                                             109,621           1,950
   Shinsegae                                                                            11,104           3,456
   SK Energy                                                                            21,633           1,384
   SK Gas                                                                                3,709             154
   SK Holdings                                                                          17,341           1,348
   SK Telecom                                                                           14,442           2,005
   SK Telecom ADR (A)                                                                   92,420           1,428
   S-Oil                                                                                13,437             547
   Youngone                                                                             17,540             110
   Yuhan                                                                                 1,325             177
                                                                                                 -------------
                                                                                                        70,769
                                                                                                 -------------
SWEDEN -- 0.1%
   West Siberian Resources GDR* (A)                                                  1,549,733             514
                                                                                                 -------------
TAIWAN -- 11.3%
   Ability Enterprise                                                                  323,376            254
   Acer                                                                                649,786            977

                                                                                                  Market Value
Description                                                                        Shares        ($ Thousands)
-----------                                                                    ---------------   -------------
   Advanced Semiconductor Engineering                                                2,994,404   $       1,453
   Asia Optical                                                                        101,000             120
   Asustek Computer                                                                    470,453             495
   AU Optronics                                                                      1,368,247           1,132
   Cathay Financial Holding                                                            748,200             643
   Chang Hwa Commercial Bank                                                         1,244,000             418
   Chi Mei Optoelectronics                                                           1,848,400             739
   China Airlines                                                                    1,859,000             463
   China Development Financial Holding                                               3,872,450             770
   China Manmade Fibers                                                                537,000              78
   China Motor                                                                         672,985             217
   China Steel                                                                       1,246,990             816
   Chinatrust Financial Holding                                                      7,156,301           2,617
   Chunghwa Telecom                                                                  3,018,573           5,510
   Compal Electronics                                                                5,082,755           3,642
   CTCI                                                                                229,396             159
   Delta Electronics*                                                                  355,000             653
   Far Eastern Textile                                                               1,898,979           1,478
   Far EasTone Telecommunications                                                    1,145,000           1,178
   First Financial Holding                                                             563,554             260
   Formosa Chemicals & Fibre                                                           657,000             775
   Formosa Plastics                                                                    506,000             762
   Fubon Financial Holding                                                           1,461,000             881
   Gigabyte Technology                                                                 268,000             148
   HannStar Display                                                                    969,145             173
   High Tech Computer                                                                  205,800           2,531
   HON HAI Precision Industry                                                        1,962,639           4,439
   Hua Nan Financial Holdings                                                          384,000             202
   Lite-On Technology                                                                1,423,844             961
   MediaTek                                                                            337,065           3,171
   Mega Financial Holding                                                            4,656,000           1,668
   Nan Ya Plastics                                                                     796,000             911
   Nan Ya Printed Circuit Board                                                        281,203             721
   Nien Hsing Textile                                                                  674,000             176
   President Chain Store                                                               206,000             472
   Quanta Computer                                                                   2,438,145           3,081
   Shih Wei Navigation                                                                 127,000             154
   Siliconware Precision Industries                                                     18,002              19
   SinoPac Financial Holdings                                                        5,128,230           1,021
   Synnex Technology International                                                     195,000             246
   Taiwan Cement                                                                        62,000              51
   Taiwan Cooperative Bank                                                           1,376,850             639
   Taiwan Fertilizer                                                                   756,000           1,549
   Taiwan Mobile                                                                        92,000             133
   Taiwan Semiconductor Manufacturing                                                6,767,436          10,257
   Taiwan Semiconductor Manufacturing
      ADR                                                                              199,541           1,786
   United Microelectronics                                                           5,476,312           1,793
   Yageo                                                                             2,647,440             471
   Yuanta Financial Holding                                                            866,000             396
                                                                                                 -------------
                                                                                                        63,659
                                                                                                 -------------


 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009 19

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                        Shares        ($ Thousands)
-----------                                                                    ---------------   -------------
THAILAND -- 2.7%
   Advanced Info Service                                                               150,100   $         350
   Bangkok Bank                                                                        461,594             973
   Bangkok Bank NVDR                                                                   644,200           1,353
   BEC World                                                                            56,871              30
   Bumrungrad Hospital                                                                 789,950             399
   Charoen Pokphand Foods                                                            8,116,000             742
   Electricity Generating                                                              174,434             326
   Kasikornbank                                                                      1,049,700           1,339
   Krung Thai Bank                                                                   6,485,900             830
   PTT                                                                                 678,237           2,917
   PTT Exploration & Production                                                        220,019             603
   PTT NVDR                                                                             14,900              64
   Ratchaburi Electricity Generating
      Holding                                                                          202,600             220
   Siam Cement                                                                         208,800             577
   Siam Commercial Bank                                                              1,966,700           3,022
   Thai Airways International                                                          944,080             254
   Thai Oil                                                                            116,400              84
   Thai Union Frozen Products                                                          758,400             436
   Total Access Communication                                                          502,600             412
   Total Access Communication NVDR (A)                                                 404,500             302
                                                                                                 -------------
                                                                                                        15,233
                                                                                                 -------------
TURKEY -- 1.7%
   Bossa Ticaret Sanayi Isletme                                                         80,000             110
   Cimsa Cimento Sanayi VE Tica                                                        190,602             380
   Eczacibasi Ilac Sanayi                                                              175,000             106
   Haci Omer Sabanci Holding                                                           475,959             814
   KOC Holding*                                                                        285,000             399
   Tekfen Holding                                                                      211,333             364
   Trakya Cam Sanayi*                                                                  144,000              78
   Tupras Turkiye Petrol Rafine                                                        227,172           2,268
   Turk Hava Yollari*                                                                  211,843             829
   Turk Sise ve Cam Fabrikalari                                                        935,085             559
   Turkcell Iletisim Hizmet                                                            204,761             997
   Turkcell Iletisim Hizmet ADR                                                         30,870             379
   Turkiye Garanti Bankasi                                                             737,283           1,040
   Turkiye Is Bankasi, Cl C                                                            459,587           1,027
   Turkiye Sinai Kalkinma Bankasi*                                                     961,376             414
                                                                                                 -------------
                                                                                                         9,764
                                                                                                 -------------
UNITED KINGDOM -- 0.3%
   Anglo American                                                                       63,677           1,083
   BHP Billiton                                                                         32,401             639
   JKX Oil & Gas                                                                        86,140             272
                                                                                                 -------------
                                                                                                         1,994
                                                                                                 -------------
UNITED STATES -- 0.1%
   Lenovo Group                                                                      1,934,000             444
                                                                                                 -------------
Total Common Stock
   (Cost $699,509) ($ Thousands)                                                                       503,231
                                                                                                 -------------

                                                                                                  Market Value
Description                                                                        Shares        ($ Thousands)
-----------                                                                    ---------------   -------------
PREFERRED STOCK -- 8.6%
BRAZIL -- 8.6%
   Aracruz Celulose, Cl B                                                               86,679   $          58
   Banco Bradesco                                                                       77,400             777
   Banco Daycoval                                                                       22,700              47
   Bradespar                                                                            39,721             391
   Brasil Telecom                                                                       90,261             502
   Brasil Telecom Participacoes                                                         89,418             664
   Braskem*                                                                            224,600             473
   Centrais Eletricas Brasileiras                                                      120,376           1,304
   Centrais Eletricas de Santa Catarina                                                 13,400             184
   Cia de Bebidas das Americas                                                          15,801             760
   Cia de Bebidas das Americas ADR (A)                                                  10,580             505
   Cia de Gas de Sao Paulo                                                              26,000             341
   Cia de Tecidos do Norte de
      Minas - Coteminas*                                                               175,532             241
   Cia Energetica de Minas Gerais                                                       85,821           1,280
   Cia Energetica do Ceara                                                              20,000             198
   Cia Paranaense de Energia                                                           181,066           1,894
   Cia Vale do Rio Doce, Cl A                                                          308,131           3,588
   Cia Vale do Rio Doce Sponsored ADR,
      Cl B (A)                                                                         251,576           2,838
   Confab Industrial                                                                   105,200             184
   Construtora Sultepa                                                                     600               1
   Eletropaulo Metropolitana Eletricidade
      de Sao Paulo                                                                     167,340           2,379
   Ferbasa-Ferro Ligas DA Bahia                                                         25,200              64
   Fertilizantes Fosfatados                                                            115,965             674
   Gerdau                                                                               27,100             151
   Inepar Industria e Construcoes*                                                       1,800              12
   Investimentos Itau                                                                  690,817           2,395
   Itau Unibanco Banco Multiplo                                                        180,191           2,004
   Mangels Industrial                                                                    3,700               9
   Marcopolo                                                                           244,182             355
   Metalurgica Gerdau, Cl A                                                             61,599             450
   NET Servicos de Comunicacao*                                                        299,500           2,192
   Parana Banco                                                                         16,600              33
   Petroleo Brasileiro                                                                 563,821           7,009
   Petroleo Brasileiro Sponsored ADR, Cl A (A)                                         388,410           9,516
   Randon Participacoes                                                                112,900             275
   Sadia                                                                               136,010             187
   Telecomunicacoes de Sao Paulo                                                        61,266           1,280
   Telegraph Norte Leste Participacoes                                                  27,600             385
   Telemar Norte Leste                                                                  58,962           1,341
   Tim Participacoes                                                                   336,700             420
   Ultrapar Participacoes                                                               17,000             409
   Universo Online                                                                      20,000              57
   Usinas Siderurgicas de Minas Gerais                                                  48,475             620
                                                                                                 -------------
                                                                                                        48,447
                                                                                                 -------------


 20 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009

                                                                                 Shares/Face
                                                                                  Amount ($       Market Value
Description                                                                     Thousands)(1)    ($ Thousands)
-----------                                                                    ---------------   -------------
SOUTH KOREA -- 0.0%
   Samsung Fire & Marine Insurance*                                                        168   $           8
                                                                                                 -------------
Total Preferred Stock
   (Cost $53,453) ($ Thousands)                                                                         48,455
                                                                                                 -------------

                                                                                  Number of
                                                                                   Warrants
                                                                               ---------------
EQUITY-LINKED WARRANTS -- 0.0%
RUSSIA -- 0.0%
   Sberbank, Expires 02/23/10*                                                         270,000             167
                                                                                                 -------------
Total Equity-Linked Warrants
   (Cost $0) ($ Thousands)                                                                                 167
                                                                                                 -------------

                                                                                  Number of
                                                                                    Rights
                                                                               ---------------
RIGHTS -- 0.0%
BRAZIL -- 0.0%
   Votorantim Celulose, Expires 04/03/09*                                                   14              --
                                                                                                 -------------
MALAYSIA -- 0.0%
   Malayan Banking, Expires 04/23/09*                                                      504             155
                                                                                                 -------------
Total Rights
   (Cost $0) ($ Thousands)                                                                                 155
                                                                                                 -------------
DEBENTURE BOND -- 0.0%
BRAZIL -- 0.0%
   Cia Vale do Rio Doce, Ser 1997
         0.000%, 09/30/49 (D)*                                                               8              --
                                                                                                 -------------
Total Debenture Bond
   (Cost $0) ($ Thousands)                                                                                  --
                                                                                                 -------------
AFFILIATED PARTNERSHIP -- 12.5%
UNITED STATES -- 12.5%
   SEI Liquidity Fund, L.P.,
      0.820%+**(E)                                                                  71,725,931          70,373
                                                                                                 -------------
Total Affiliated Partnership
   (Cost $71,726) ($ Thousands)                                                                         70,373
                                                                                                 -------------
CASH EQUIVALENT -- 0.6%
UNITED STATES -- 0.6%
   SEI Daily Income Trust, Prime Obligation Fund,
      Cl A, 0.250%+**                                                                3,413,493           3,413
                                                                                                 -------------
Total Cash Equivalent
   (Cost $3,413) ($ Thousands)                                                                           3,413
                                                                                                 -------------
Total Investments -- 110.8%
   (Cost $828,101) ($ Thousands)                                                                 $     625,794
                                                                                                 =============

Description

Percentages are based on a Net Assets of $564,553 ($ Thousands).

*    Non-income producing security

**   Rate shown is the 7-day effective yield as of March 31, 2009.

+    Affiliated security

(1)  In U.S. dollars unless otherwise indicated.

(A) This security or a partial position of this security is on loan at March 31, 2009. The total market value of securities on loan at March 31, 2009 was $68,212 ($ Thousands) (see Note 7).

(B) Securities considered illiquid. The total market value of such securities as of March 31, 2009 was $4,334 ($ Thousands) and represented 0.8% of Net Assets.

(C)  Real Estate Investments Trust

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2009.

(E) This security was purchased with cash collateral held from securities on loan (see Note 7). The total value of such securities as of March 31, 2009 was $70,373 ($ Thousands).

ADR -- American Depositary Receipt

BDR -- Brazilian Depositary Receipt

BRL -- Brazilian Real

Cl -- Class

GDR -- Global Depositary Receipt

HKD -- Hong Kong Dollar

L.P. -- Limited Partnership

NVDR -- Non-Voting Depositary Receipt

PDR -- Philippine Depositary Receipt

Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009 21

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

March 31, 2009

                               (PERFORMANCE GRAPH)

SECTOR WEIGHTINGS+:

Government                   41.2%
Financials                   26.9%
Mortgage-Backed Securities   12.0%
Asset-Backed Securities       4.2%
U.S. Treasury Obligations     2.7%
Consumer Discretionary        1.9%
Telecommunication Services    1.9%
Utilities                     1.7%
Consumer Staples              1.4%
Industrials                   1.4%
Basic Materials               1.2%
Energy                        1.0%
Affiliated Partnership        0.7%
Healthcare                    0.7%
Loan Participations           0.6%
Information Technology        0.5%

+ Percentages based on total investments. Includes Investments held as collateral for securities on loan (see Note 7).


                                                                                 Face Amount      Market Value
Description                                                                    (Thousands) (1)   ($ Thousands)
-----------                                                                    ---------------   -------------
GLOBAL BONDS -- 69.5%
AUSTRALIA -- 0.6%
   Australia Government Bond
         6.250%, 04/15/15                                                                  300   $         232
   BHP Billiton Finance MTN
         4.750%, 04/04/12                                                                  119             160
   Macquarie Bank, Ser E MTN
         5.500%, 09/19/16 (A)                                            GBP               336             379
   Queensland Treasury
         6.000%, 09/14/17                                                                1,630           1,188
   Rio Tinto Finance USA
         5.875%, 07/15/13                                                                  795             713
                                                                                                 -------------
                                                                                                         2,672
                                                                                                 -------------
AUSTRIA -- 0.1%
   Telekom Finanzmanagement MTN
         5.000%, 07/22/13                                                                  401             534
                                                                                                 -------------
BELGIUM -- 1.6%
   Inbev
         8.625%, 01/30/17                                                                  200             280
   Kingdom of Belgium, Ser 31
         5.500%, 03/28/28                                                                2,872           4,317
   Kingdom of Belgium, Ser 48
         4.000%, 03/28/22                                                                2,100           2,737
                                                                                                 -------------
                                                                                                         7,334
                                                                                                 -------------
BRAZIL -- 0.3%
   Federal Republic of Brazil
         8.250%, 01/20/34                                                                  920           1,021
   Vale Overseas
         6.875%, 11/21/36                                                                  301             260
                                                                                                 -------------
                                                                                                         1,281
                                                                                                 -------------


                                                                                 Face Amount      Market Value
Description                                                                    (Thousands) (1)   ($ Thousands)
-----------                                                                    ---------------   -------------
CANADA -- 3.1%
   Bell Canada MTN
         5.000%, 02/15/17                                                                  270   $         197
   Canadian Natural Resources
         5.150%, 02/01/13                                                                  175             166
   Canadian Pacific Railway
         6.500%, 05/15/18                                                                  130             117
   Export Development Canada
         2.375%, 03/19/12                                                                  800             807
   Government of Canada
         5.000%, 06/01/37                                                                4,000           3,989
         4.000%, 06/01/16                                                                2,885           2,564
   Province of Ontario Canada
         4.750%, 06/02/13                                                                2,980           2,568
         4.200%, 03/08/18                                                                1,950           1,564
   Province of Quebec Canada
         5.250%, 10/01/13                                                                2,774           2,441
   YPG Holdings MTN
         5.250%, 02/15/16                                                                  665             429
                                                                                                 -------------
                                                                                                        14,842
                                                                                                 -------------
CAYMAN ISLANDS -- 1.0%
   Dar Al-Arkan International
         3.333%, 07/16/12 (A)                                                              825             565
   Mizuho Capital Investment
         5.020%, 06/30/11 (A)                                            EUR             1,850           1,105
   MUFG Capital Finance 2
         4.850%, 07/25/16 (A)                                            EUR             1,481             986
   Pacific Life Funding, Ser E MTN
         5.500%, 05/14/09                                                EUR               691             920
   Resona Preferred Global
      Securities
         7.191%, 07/30/49 (A) (B)                                                          443             204
   Thames Water Utilities Cayman
      Finance MTN
         6.125%, 02/04/13                                                                  200             273
   Yorkshire Power Finance
         7.250%, 08/04/28                                                GBP               408             605
                                                                                                 -------------
                                                                                                         4,658
                                                                                                 -------------
CHILE -- 0.1%
   Nacional del Cobre de Chile -
      CODELCO
         6.150%, 10/24/36 (B)                                                              640             591
                                                                                                 -------------
DENMARK -- 1.2%
   Danica Pension
         4.350%, 10/29/49                                                EUR             1,980           1,904
   Kingdom of Denmark
         4.000%, 11/15/17                                                                4,450             829
   Nykredit
         5.000%, 10/01/38 (A)                                                           19,044           3,150
                                                                                                 -------------
                                                                                                         5,883
                                                                                                 -------------


 22 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009


                                                                                 Face Amount      Market Value
Description                                                                    (Thousands) (1)   ($ Thousands)
-----------                                                                    ---------------   -------------
FINLAND -- 0.3%
   Finland Government Bond
         3.125%, 09/15/14                                                                1,200   $       1,601
                                                                                                 -------------
FRANCE -- 5.4%
   AXA, Ser E MTN
         5.777%, 07/29/49 (A)                                                            1,100             499
   BNP Paribas, Ser E MTN
         8.667%, 09/29/49 (A)                                                              100              82
         4.750%, 04/04/11                                                                  400             545
   Caisse Nationale des Caisses
      d'Epargne et de Prevoyance, Ser E
         6.117%, 10/29/49 (A)                                                              100              31
         4.750%, 02/28/49 (A)                                                              200              61
   Caisse Refinancement de l'Habitat
         4.250%, 10/25/14                                                                  332             444
   CIE Financement Foncier
         4.625%, 09/23/17 (C)                                                            1,400           1,853
   Compagnie De St Gobain, Ser E MTN
         2.979%, 04/11/12 (A)                                                              350             387
   Credit Logement
         4.604%, 03/29/49 (A) (C)                                                          350             144
         2.250%, 12/15/49 (A) (C)                                                          150              82
   EDF MTN
         6.875%, 12/12/22                                                                  300             496
         6.250%, 01/25/21                                                                  300             419
   France Government Bond OAT
         4.250%, 04/25/19                                                                5,200           7,257
   GDF Suez MTN
         6.375%, 01/18/21                                                                  350             497
   Government of France
         4.750%, 04/25/35                                                                2,465           3,559
         3.750%, 04/25/21                                                                2,300           3,027
         3.500%, 04/25/15                                                                2,200           3,016
   Groupe Danone MTN
         5.250%, 05/06/11                                                                  400             549
   Lafarge
         6.150%, 07/15/11                                                                  800             704
   Natixis
         6.307%, 10/29/49 (A)                                                              150              50
   Natixis, Ser E
         2.504%, 01/26/17 (A)                                                              300             206
   Societe Financement de l'Economie
      Francaise
         2.375%, 03/26/12 (B)                                                              915             918
   Societe Generale, Ser E MTN
         1.932%, 06/07/17 (A)                                                              200             189
   Suez Environnement MTN
         6.250%, 04/08/19                                                                   50              66
         4.875%, 04/08/14                                                                   50              66
   Veolia Environnement, Ser E
         6.125%, 10/29/37                                                GBP               200             256
         5.250%, 06/03/13                                                                  585             584
                                                                                                 -------------
                                                                                                        25,987
                                                                                                 -------------


                                                                                 Face Amount      Market Value
Description                                                                    (Thousands) (1)   ($ Thousands)
-----------                                                                    ---------------   -------------
GERMANY -- 6.7%
   Bayer MTN
         5.000%, 07/29/05 (A)                                                              718   $         668
   Bayer, Ser E MTN
         5.625%, 05/23/18                                                GBP               150             217
         2.829%, 04/10/10 (A)                                                              250             330
   Bayerische Landesbank,
      Ser E MTN
         4.500%, 02/07/19 (A)                                                            1,000             834
   Bundesobligation, Ser 149
         3.500%, 10/14/11                                                                  100             140
   Bundesrepublik Deutschland
         4.250%, 07/04/14                                                                  200             291
         4.250%, 01/04/14                                                                4,710           6,828
         3.750%, 07/04/13                                                                1,600           2,264
   Bundesrepublik Deutschland,
      Ser 03
         4.750%, 07/04/34                                                                2,460           3,618
   Bundesrepublik Deutschland,
      Ser 07
         4.250%, 07/04/39                                                                4,550           6,451
   Bundesschatzanweisungen
         1.250%, 03/11/11                                                                2,750           3,639
   Commerzbank
         5.000%, 02/06/14                                                                  250             339
   Commerzbank, Ser E MTN
         4.125%, 09/12/16 (A)                                                              400             303
   Deutsche Boerse
         7.500%, 06/13/38 (A)                                                              250             239
   KFW
         4.700%, 06/02/37                                                CAD             2,080           1,577
         1.350%, 01/20/14                                                JPY           250,000           2,511
   Kreditanstalt fuer Wiederaufbau
         3.875%, 01/21/19                                                                  325             426
         3.500%, 03/10/14 (I)                                                            1,675           1,683
                                                                                                 -------------
                                                                                                        32,358
                                                                                                 -------------
HUNGARY -- 0.2%
   Hungary Government Bond
         6.750%, 02/24/17                                                              175,000             547
         6.750%, 11/24/17                                                              175,000             526
                                                                                                 -------------
                                                                                                         1,073
                                                                                                 -------------
INDONESIA -- 0.1%
   Republic of Indonesia MTN
         11.625%, 03/04/19 (B)                                                             672             731
                                                                                                 -------------
IRELAND -- 1.2%
   Anglo Irish Bank, Ser E MTN
         2.010%, 06/25/14 (A)                                                              350             204
         1.864%, 06/19/17 (A)                                                              200              58
   Ardagh Glass Group PIK
         10.750%, 03/01/15                                                                 308             127


 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009 23

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009


                                                                                 Face Amount      Market Value
Description                                                                    (Thousands) (1)   ($ Thousands)
-----------                                                                    ---------------   -------------
   Depfa ACS Bank MTN
         4.250%, 12/15/09 (C)                                                              210   $         276
   GE Capital European Funding,
      Ser E MTN
         4.375%, 03/30/11                                                                  400             517
   GE Capital UK Funding,
      Ser E MTN
         5.125%, 03/03/15                                                GBP             1,875           2,212
   Hypo Real Estate International Trust I
         5.864%, 06/29/49 (C)                                                              150               2
   Irish Nationwide Building Society,
      Ser E MTN
         2.052%, 05/18/09 (A)                                                              300             396
   TransCapit (Transneft) Registered
         7.700%, 08/07/13                                                                1,124             983
         5.381%, 06/27/12                                                                  600             674
   UT2 Funding
         0.000%, 06/30/16 (A) (C)                                                          390             114
                                                                                                 -------------
                                                                                                         5,563
                                                                                                 -------------
ITALY -- 4.9%
   Banca Italease, Ser E MTN
         2.301%, 02/02/10 (A)                                                              150             180
   Banca Popolare di Milano
         9.000%, 06/29/49 (A)                                                              200             127
   Banco Popolare Scarl, Ser E MTN
         2.389%, 02/08/17 (A)                                                            1,350           1,166
   Buoni Poliennali Del Tesoro
         5.750%, 02/01/33                                                                4,170           5,801
   Exor
         5.375%, 06/12/17                                                                  200             159
   Intesa Sanpaolo, Ser E MTN
         6.375%, 11/12/17 (A)                                            GBP               300             381
   Italy Buoni Poliennali Del Tesoro
         5.000%, 08/01/39                                                                1,300           1,647
         4.500%, 03/01/19                                                                  790           1,059
         3.750%, 08/01/16                                                                6,100           8,190
   SanPaolo IMI, Ser E MTN
         6.375%, 04/06/10                                                                2,150           2,892
   Telecom Italia MTN
         8.250%, 03/21/16                                                                  250             332
         6.750%, 03/21/13                                                                  150             199
   Unicredito Italiano, Ser E MTN
         4.500%, 09/22/19                                                                1,300           1,337
                                                                                                 -------------
                                                                                                        23,470
                                                                                                 -------------
JAPAN -- 12.5%
   Aiful
         6.000%, 12/12/11 (B)                                                              534             134
   East Japan Railway, Ser E MTN
         4.750%, 12/08/31                                                GBP             1,000           1,302


                                                                                 Face Amount      Market Value
Description                                                                    (Thousands) (1)   ($ Thousands)
-----------                                                                    ---------------   -------------
   Fukoku Mutual Life Insurance
         4.500%, 09/28/25 (A)                                            EUR               500   $         524
   Government of Japan 10 Year Bond,
      Ser 296
         1.500%, 09/20/18                                                              362,000           3,738
   Government of Japan 15 Year Bond,
      Ser 35
         0.330%, 07/20/20 (A)                                                          240,500           2,252
   Government of Japan 15 Year Bond,
      Ser 39
         1.220%, 03/20/21                                                              149,000           1,494
   Government of Japan 20 Year Bond,
      Ser 48
         2.500%, 12/21/20                                                              869,000           9,525
   Government of Japan 20 Year Bond,
      Ser 76
         1.900%, 03/20/25                                                              126,000           1,289
   Government of Japan 20 Year Bond,
      Ser 99
         2.100%, 12/20/27                                                            1,075,900          11,191
   Government of Japan CPI Linked Bond,
      Ser 10
         1.100%, 12/10/16                                                            1,115,000           9,767
   Government of Japan CPI Linked Bond,
      Ser 13
         1.300%, 09/10/17                                                              111,600             979
   Government of Japan CPI Linked Bond,
      Ser 14
         1.200%, 12/10/17                                                              100,600             870
   Government of Japan CPI Linked Bond,
      Ser 15
         1.400%, 03/10/18                                                               93,300             820
   Government of Japan CPI Linked Bond,
      Ser 5
         0.800%, 09/10/15                                                              503,461           4,430
   Japan Finance for Municipal
      Enterprises
         2.000%, 05/09/16                                                              540,000           5,636
   Japan Government Ten Year Bond
         1.700%, 09/20/17                                                              409,950           4,339
   Resona Bank MTN
         4.125%, 09/27/12 (A)                                            EUR             1,000             491
   Sumitomo Mitsui Banking MTN
         4.375%, 10/15/15 (A)                                            EUR               460             307
         4.375%, 10/27/14 (A)                                            EUR               830             986
                                                                                                 -------------
                                                                                                        60,074
                                                                                                 -------------
JERSEY -- 0.0%
   HBOS Capital Funding
         4.939%, 05/29/49 (A)                                                              250              47
                                                                                                 -------------


 24 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                    (Thousands) (1)   ($ Thousands)
-----------                                                                    ---------------   -------------
LUXEMBOURG -- 0.4%
   ArcelorMittal
         5.375%, 06/01/13 (B)                                                              800   $         613
   Dexia Funding
         4.892%, 11/30/49 (A)                                                              811             145
   Gaz Capital
         6.212%, 11/22/16 (B)                                                              230             168
   Gaz Capital (Gazprom),
      Ser E MTN
         6.580%, 10/31/13                                                GBP               150             163
   Glencore Finance Europe,
      Ser E MTN
         7.125%, 04/23/15                                                                  300             222
         6.500%, 02/27/19                                                GBP               400             327
   Tyco International Group
         6.000%, 11/15/13                                                                  331             312
                                                                                                 -------------
                                                                                                         1,950
                                                                                                 -------------
MEXICO -- 0.2%
   Mexican Bonos, Ser MI10
         9.000%, 12/20/12                                                               10,000             758
                                                                                                 -------------
NETHERLANDS -- 4.1%
   Adecco International Financial Services
         4.500%, 04/25/13                                                                1,200           1,449
   Aegon
         4.750%, 06/01/13                                                                  250             220
   Allianz Finance II
         6.125%, 05/31/22 (A)                                                            1,000             983
   ASML Holding
         5.750%, 06/13/17                                                                  200             162
   Bayer Capital BV MTN
         4.625%, 09/26/14                                                                  364             487
   BMW Finance, Ser E MTN
         5.000%, 08/06/18                                                                  133             151
   Boats Investments, Ser E MTN
         11.000%, 03/31/17                                                                 294              96
   E.ON International Finance
      BV MTN
         6.750%, 01/27/39                                                                  200             299
   Eureko
         5.125%, 06/24/15 (A)                                                              350             121
   Generali Finance
         5.479%, 02/28/49 (A)                                                              450             305
   Government of Netherlands
         7.500%, 01/15/23                                                                2,228           4,037
         4.500%, 07/15/17                                                                2,170           3,088
   Iberdrola International, Ser E MTN
         4.875%, 02/18/13                                                                  800           1,083
   ING Bank, Ser E MTN
         5.500%, 01/04/12                                                                  236             286
         4.176%, 06/29/49 (A)                                                              382             147
   ING Verzekeringen
         6.250%, 06/21/21 (A)                                                            1,000             647
   Linde Finance
         8.125%, 07/14/66 (A)                                            GBP               125             141
         7.375%, 07/14/66 (A)                                                              300             265
         6.750%, 12/08/15                                                                  200             282


                                                                                  Face Amount     Market Value
Description                                                                    (Thousands) (1)   ($ Thousands)
-----------                                                                    ---------------   -------------
   Netherlands Government Bond
         4.000%, 01/15/37                                                                1,750   $       2,295
   Rabobank Nederland MTN
         4.750%, 01/15/18                                                                  450             598
   Rabobank Nederland, Ser E MTN
         4.125%, 04/04/12                                                                1,250           1,687
   RWE Finance BV MTN
         6.625%, 01/31/19                                                                  150             216
   Siemens Financieringsmat
         6.125%, 09/14/66 (A)                                            GBP               275             282
         5.000%, 02/10/15                                                                  150             205
   Volkswagen
         5.625%, 02/09/12                                                                  250             338
                                                                                                 -------------
                                                                                                        19,870
                                                                                                 -------------
NORWAY -- 0.7%
   DDI Holding
      10.000%, 03/15/12 (C)                                                              2,000             104
   Eksportfinans MTN
         4.375%, 09/20/10                                                EUR             1,815           2,482
   MPU Offshore Lift
         0.000%, 12/22/11 (C) (D)                                                        1,500               4
   Petrojack
         9.460%, 05/30/12 (A) (C)                                                        1,100              41
   Petrolia Drilling
      12.000%, 06/20/12 (C)                                                              1,000              37
   Sevan Drilling
         9.400%, 12/07/12 (A)                                                            2,000             113
   Stat Hydro
         6.875%, 03/11/31                                                                  250             372
                                                                                                 -------------
                                                                                                         3,153
                                                                                                 -------------
PERU -- 0.2%
   Republic of Peru
         9.875%, 02/06/15                                                                  625             738
         8.375%, 05/03/16                                                                  255             283
                                                                                                 -------------
                                                                                                         1,021
                                                                                                 -------------
POLAND -- 0.1%
   Republic of Poland
         5.500%, 10/25/19                                                                2,535             674
         5.250%, 04/25/13                                                                  242              67
                                                                                                 -------------
                                                                                                           741
                                                                                                 -------------
RUSSIA -- 0.5%
   Gazprom OAO
         9.625%, 03/01/13                                                                  470             448
   RS Finance (RSB)
         6.825%, 09/16/09                                                EUR               300             365
   RSHB Capital
         7.750%, 05/29/18 (B)                                                            1,712           1,221
   Steel Capital (Severstal)
         9.750%, 07/29/13 (B)                                                              540             351
                                                                                                 -------------
                                                                                                         2,385
                                                                                                 -------------


 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009 25

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                    (Thousands) (1)   ($ Thousands)
-----------                                                                    ---------------   -------------
SOUTH AFRICA -- 0.6%
   Foodcorp Registered
         8.875%, 06/15/12                                                EUR               330   $         254
   Republic of South Africa
         13.000%, 08/31/10                                                              25,000           2,840
                                                                                                 -------------
                                                                                                         3,094
                                                                                                 -------------
SPAIN -- 0.7%
   Mapfre
         5.921%, 07/24/37 (A)                                                              500             303
   Santander Issuances, Ser E MTN
         2.629%, 07/25/17 (A)                                                              250             247
   Spain Government Bond
         4.600%, 07/30/19                                                                  935           1,287
         3.800%, 01/31/17                                                                  955           1,275
   Telefonica Emisiones SAU MTN
         5.496%, 04/01/16                                                                  100             133
         5.431%, 02/03/14                                                                  200             273
                                                                                                 -------------
                                                                                                         3,518
                                                                                                 -------------
SUPRA-NATIONAL -- 4.2%
   European Investment Bank
         6.000%, 08/14/13                                                AUD               700             509
         1.400%, 06/20/17                                                JPY         1,933,000          19,105
   WT Finance
         3.625%, 06/27/12                                                EUR               450             461
                                                                                                 -------------
                                                                                                        20,075
                                                                                                 -------------
SWEDEN -- 0.4%
   Kingdom of Sweden, Ser 1046
         5.500%, 10/08/12                                                                9,550           1,300
   Svenska Handelsbanken,
      Ser E MTN
         4.194%, 12/29/49 (A)                                            EUR               188             112
         2.710%, 10/19/17 (A)                                            EUR               500             504
                                                                                                 -------------
                                                                                                         1,916
                                                                                                 -------------
SWITZERLAND -- 0.5%
   ELM
         6.500%, 04/02/13                                                                  300             398
   UBS
         6.625%, 04/11/18                                                GBP               150             207
         6.250%, 09/03/13                                                EUR               200             264
         5.875%, 12/20/17 (I)                                                              800             688
         5.375%, 04/11/11                                                EUR               400             525
         2.093%, 11/17/15 (A)                                            EUR               500             399
                                                                                                 -------------
                                                                                                         2,481
                                                                                                 -------------

                                                                                  Face Amount     Market Value
Description                                                                    (Thousands) (1)   ($ Thousands)
-----------                                                                    ---------------   -------------
UNITED ARAB EMIRATES -- 1.1%
   Emirate of Abu Dhabi
         5.500%, 08/02/12 (B)                                                            3,000   $       3,090
   Nakheel Development
         3.173%, 12/14/09                                                                  868             782
   National Bank of Abu Dhabi,
      Ser E MTN
         5.875%, 02/27/12                                                GBP               950           1,336
                                                                                                 -------------
                                                                                                         5,208
                                                                                                 -------------
UNITED KINGDOM -- 9.2%
   Abbey National Treasury Services
         5.375%, 12/30/09                                                                  389             561
   Abbey National Treasury Services,
      Ser E MTN
         4.250%, 04/12/21                                                                1,350           1,622
   AIB UK 1
         4.781%, 12/17/49 (A)                                                              194              28
   Anglian Water Services Financing,
      Ser A5 MTN
         6.293%, 07/30/30                                                                  500             690
   Anglian Water Services Financing,
      Ser E MTN
         5.250%, 10/30/15                                                                  280             408
         4.625%, 10/07/13                                                                1,450           1,888
   Bank of Ireland Holdings, Ser 1 MTN
         7.400%, 12/29/49 (A)                                                              395              73
   Bank of Scotland, Ser E MTN
         4.750%, 06/08/22                                                                1,275           1,504
   Barclays Bank, Ser E MTN
         6.750%, 01/16/23 (A)                                                              350             388
         6.000%, 01/23/18                                                                  471             459
   BAT International Finance MTN
         5.875%, 03/12/15                                                                  200             262
   British Telecommunications
         5.750%, 12/07/28                                                                  111             113
   Brixton
         5.250%, 10/21/15 (E)                                                              280             150
   Centrica MTN
         7.125%, 12/09/13                                                                  400             576
   Centrica, Ser E MTN
         7.000%, 09/19/33                                                                  200             298
   Chester Asset Receivables, Ser A
         6.125%, 10/15/10                                                EUR             2,160           2,853
   Hammerson
         5.250%, 12/15/16 (E)                                                              280             287
   HBOS, Ser E MTN
         5.125%, 10/29/49 (A)                                            EUR             1,136             648
         4.875%, 03/29/49 (A) (C)                                        EUR             1,000             571
   Imperial Tobacco Finance MTN
         8.375%, 02/17/16                                                                  700             926
         7.250%, 09/15/14                                                                  150             197


 26 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                    (Thousands) (1)   ($ Thousands)
-----------                                                                    ---------------   -------------
   Ineo's Group Holdings
         7.875%, 02/15/16                                                EUR               111   $          13
   Lloyds TSB Bank, Ser E MTN
         6.625%, 03/30/15                                                                  214             255
         6.350%, 10/29/49 (A)                                                              391             135
         4.385%, 05/29/49 (A) (C)                                                          200              85
   Marks & Spencer, Ser E MTN
         5.625%, 03/24/14                                                                  268             361
   National Westminster Bank
         6.500%, 09/07/21                                                                  220             230
   Nationwide Building Society,
      Ser E MTN
         3.375%, 08/17/15 (A)                                                              580             637
         3.125%, 01/26/10                                                                  352             458
   Northern Rock
         6.024%, 01/13/15 (A) (C) (F)                                                       50              29
         5.625%, 06/22/17 (B) (C)                                                        2,550           2,353
   Northumbrian Water Finance
         6.000%, 10/11/17                                                                  500             750
   Old Mutual, Ser E MTN
         4.500%, 01/18/17 (A) (C)                                                          150              62
   Pearson Funding One
         6.000%, 12/15/15                                                                  250             354
   RBS Capital Trust A
         6.467%, 06/30/12 (A)                                                              400             207
   Reed Elsevier Investments
         7.000%, 12/11/17                                                                  350             497
   Rexam, Ser E MTN
         4.375%, 03/15/13                                                                  600             669
   Royal Bank of Scotland MTN
         6.934%, 04/09/18                                                                  300             275
         2.098%, 07/29/49 (A) (C)                                                          150              88
   Scottish & Southern Energy MTN
         6.250%, 08/27/38                                                                  150             204
   Southern Gas Networks, Ser A1 MTN
         2.650%, 10/21/10 (A) (C)                                                          300             383
   Standard Chartered Bank, Ser E MTN
         5.875%, 09/26/17                                                                  500             502
         3.625%, 02/03/17 (A)                                                              400             389
   Tesco MTN
         5.125%, 02/24/15                                                                  200             267
   Tesco, Ser E MTN
         5.875%, 09/12/16                                                                  300             408
   United Kingdom Gilt
         4.250%, 12/07/49                                                                   85             119
         4.000%, 09/07/16                                                                1,215           1,888
   United Kingdom Treasury
         8.750%, 08/25/17                                                                1,605           3,301
         4.500%, 03/07/19                                                                5,210           8,309
   United Kingdom Treasury, Ser 2004-
         4.750%, 12/07/38                                                                1,160           1,824

                                                                                  Face Amount     Market Value
Description                                                                    (Thousands) (1)   ($ Thousands)
-----------                                                                    ---------------   -------------
   Vodafone Group MTN
         6.250%, 01/15/16                                                                  300   $         416
         4.625%, 09/08/14                                                                  100             144
   Vodafone Group, Ser E MTN
         5.900%, 11/26/32                                                                  276             361
         4.250%, 05/27/09                                                EUR               400             531
   W&DB Issuer, Ser B1
         5.641%, 07/15/35 (A) (C)                                                           60              37
   Westpac New Zealand
         7.750%, 03/08/10                                                NZD             5,000           2,947
   Zurich Finance, Ser E MTN
         6.700%, 10/30/49 (A) (F)                                                          260             205
                                                                                                 -------------
                                                                                                        44,195
                                                                                                 -------------
UNITED STATES -- 7.3%
   American International Group,
      Ser A3
         4.875%, 03/15/67 (A)                                            EUR               800              64
   AT&T
         5.600%, 05/15/18                                                                  415             404
   BA Covered Bond Issuer,
      Ser E MTN
         4.125%, 04/05/12                                                EUR             3,100           4,037
   Banca Popolare Lodi Trust
         6.742%, 06/29/49 (A)                                            EUR               955             330
   Bank of America
         5.750%, 12/01/17                                                                  395             332
         5.650%, 05/01/18                                                                  350             292
   Bank of America, Ser E MTN
         5.125%, 09/26/14                                                                  250             280
   Bear Stearns
         7.625%, 12/07/09                                                                  243             247
   BNP Paribas Capital Trust III
         6.625%, 12/29/49 (A)                                                            1,000             611
   Cablevision Systems, Ser B
         8.000%, 04/15/12                                                                  235             229
   CBS
         7.700%, 07/30/10                                                                  440             441
   Chesapeake Energy
         6.250%, 01/15/17                                                EUR               400             393
   CIT Group MTN
         5.125%, 09/30/14                                                GBP                75              45
   Citigroup
         5.500%, 04/11/13                                                                  995             874
         4.750%, 02/10/19 (A)                                            EUR             1,000             644
         4.625%, 08/03/10                                                                  400             375
   Comcast
         6.950%, 08/15/37 (I)                                                            1,060             987
   Commerzbank Capital Funding
      Trust I
         5.012%, 03/29/49 (A)                                            EUR               350              81
   ConocoPhillips
         5.750%, 02/01/19                                                                  400             403


 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009 27

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                 Face Amount      Market Value
Description                                                                    (Thousands) (1)   ($ Thousands)
-----------                                                                    ---------------   -------------
   Countrywide Financial MTN
         5.800%, 06/07/12                                                                  507   $         440
   Countrywide Home Loan, Ser L MTN
         4.000%, 03/22/11                                                                    9               8
   Dubai Islamic Bank
         1.855%, 03/22/12                                                                1,050             861
   Duke Energy
         6.300%, 02/01/14                                                                  375             384
   Dynegy Holdings
         8.375%, 05/01/16                                                                  230             156
   Electronic Data Systems, Ser B
         6.000%, 08/01/13                                                                  474             502
   Fisher Scientific International
         6.125%, 07/01/15                                                                   71              70
   General Electric Capital
         5.625%, 05/01/18                                                                  745             649
         1.800%, 03/11/11                                                                  675             677
   Genworth Financial
         1.600%, 06/20/11                                                JPY            89,000             375
   Goldman Sachs Group MTN
         7.350%, 10/01/09                                                                  283             287
         6.500%, 10/06/10                                                                  250             330
         5.375%, 02/15/13                                                                  200             244
         4.750%, 01/28/14                                                                  396             452
         4.250%, 08/04/10                                                                  200             259
         2.377%, 02/04/13 (A)                                            EUR               450             481
   Hertz
         8.875%, 01/01/14                                                                  221             134
   HSBC Finance, Ser E MTN
         6.125%, 01/22/10                                                GBP               334             465
   HVB Funding Trust VIII
         7.055%, 03/29/49 (A)                                                            1,600             531
   International Paper
         7.950%, 06/15/18                                                                  260             198
   JPMorgan Chase Capital XXV
         6.800%, 10/01/37                                                                  340             226
   JPMorgan Chase Bank
         4.625%, 05/29/17 (A)                                            EUR               500             522
         4.375%, 11/30/21 (A)                                                            1,400           1,174
   Kraft Foods
         6.125%, 08/23/18                                                                  735             737
   Merrill Lynch MTN
         6.750%, 05/21/13                                                                  150             178
   Merrill Lynch, Ser E MTN
         4.625%, 10/02/13                                                EUR               261             273
   Morgan Stanley
         6.000%, 04/28/15                                                                  630             595
         2.250%, 03/13/12                                                                  800             806
   Morgan Stanley, Ser E MTN
         5.450%, 01/09/17 (I)                                                              580             507
         3.750%, 03/01/13                                                                1,000           1,089


                                                                                 Face Amount      Market Value
Description                                                                    (Thousands) (1)   ($ Thousands)
-----------                                                                    ---------------   -------------
   Oracle
         5.750%, 04/15/18                                                                  752   $         785
   Owens Corning
         6.500%, 12/01/16                                                                1,330             976
   Pfizer
         1.800%, 02/22/16                                                JPY           110,000           1,098
   Philip Morris International
         5.750%, 03/24/16                                                                  150             200
         4.875%, 05/16/13                                                                  345             349
         4.250%, 03/23/12                                                                  200             267
   Qwest
         7.625%, 06/15/15                                                                  560             504
   Qwest Communications International
         7.500%, 02/15/14                                                                  335             290
   Reynolds American
         7.625%, 06/01/16                                                                  377             334
         7.300%, 07/15/15                                                                  195             179
         7.250%, 06/01/12                                                                  572             563
   Roche Holdings
         6.500%, 03/04/21                                                                  350             492
   Schering-Plough
         5.375%, 10/01/14                                                EUR               350             464
   SLM, Ser E MTN
         1.980%, 06/17/13 (A)                                            EUR               170              97
         1.850%, 12/15/10 (A)                                            EUR               300             239
   Sprint Capital
         8.750%, 03/15/32                                                                  203             136
   Toyota Motor Credit Corp
         5.250%, 02/03/12                                                                  250             340
   Verizon Communications
         5.250%, 04/15/13                                                                  315             322
   Verizon Wireless Capital
         8.750%, 12/18/15                                                                  400             598
   Wal-Mart Stores
         5.625%, 03/27/34                                                                  200             279
         4.875%, 01/19/39                                                GBP               238             293
   Western Union
         5.930%, 10/01/16                                                                  888             823
   Windstream
         8.625%, 08/01/16                                                                  220             216
   WM Covered Bond Program,
      Ser E MTN
         4.375%, 05/19/14                                                                  100             114
         3.875%, 09/27/11                                                                  250             308
   Wyndham Worldwide
         6.000%, 12/01/16                                                                  242             123
                                                                                                 -------------
                                                                                                        35,068
                                                                                                 -------------
Total Global Bonds
   (Cost $374,768) ($ Thousands)                                                                       334,132
                                                                                                 -------------


 28 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009

                                                                                 Face Amount      Market Value
Description                                                                    (Thousands) (1)   ($ Thousands)
-----------                                                                    ---------------   -------------
MORTGAGE-BACKED SECURITIES -- 11.0%
BELGIUM -- 0.3%
   B-Arena, Ser 2006-1, Cl A
         2.470%, 04/22/44 (A)                                                            1,250   $       1,532
                                                                                                 -------------
IRELAND -- 0.1%
   Immeo Residential Finance, Ser 2, Cl A
         3.489%, 12/15/16 (A)                                                              475             427
   Talisman Finance, Ser 7, Cl H
         4.862%, 04/22/17 (A) (C)                                                          488              97
                                                                                                 -------------
                                                                                                           524
                                                                                                 -------------
JAPAN -- 0.0%
   JLOC, Ser 37X, Cl B1
         1.140%, 01/15/15 (A) (C)                                                       13,470             126
                                                                                                 -------------
NETHERLANDS -- 1.2%
   Beluga Master Issuer, Ser 2006-1,
      Cl A2
         2.279%, 04/28/99 (A)                                                            2,200           2,731
   Skyline, Ser 2007-1, Cl D
         3.180%, 07/22/43 (A) (C)                                                          200             108
   Storm, Ser 2006-1, Cl A2
         2.480%, 04/22/48 (A)                                                            2,493           2,958
                                                                                                 -------------
                                                                                                         5,797
                                                                                                 -------------
UNITED KINGDOM -- 1.9%
   Arkle Master Issuer, Ser 2006-1X,
      Cl 5M1
         2.213%, 02/17/52 (C)                                                              150             135
   Arran Residential Mortgages Funding,
      Ser 2006-1X, Cl BC
         2.869%, 04/12/56 (A) (C)                                                          455             528
   Canary Wharf Finance, Ser II, Cl C2
         2.751%, 10/22/37 (A) (C)                                                          200              86
   Eddystone Finance, Ser 2006-1, Cl C
         2.820%, 04/19/21 (A) (C)                                                          100              87
   Eddystone Finance, Ser 2006-1, Cl B
         2.620%, 04/19/21 (A) (C)                                                          100              94
   Gracechurch Mortgage Financing,
      Ser 2006-1, Cl C3
         2.170%, 11/20/56 (A) (C)                                                          250             232
   Gracechurch Mortgage Financing,
      Ser 2007-1X, Cl 2D2
         2.300%, 11/20/56 (A) (C)                                                          400             424
   Gracechurch Mortgage Financing,
      Ser 2007-1X, Cl 3A2
         2.000%, 11/20/56 (A)                                                            2,000           2,655
   Granite Master Issuer, Ser 2006-2, Cl A5
         1.690%, 12/20/54 (A) (C)                                                          809             731

                                                                                 Face Amount      Market Value
Description                                                                    (Thousands) (1)   ($ Thousands)
-----------                                                                    ---------------   -------------
   Holmes Master Issuer, Ser 2007-1,
      Cl 3C2
         3.032%, 07/15/40 (A) (C)                                                          150   $         137
   Leek Finance, Ser 15X, Cl BA
         3.275%, 03/21/37 (A) (C)                                                          100              48
   London and Regional Debt Securitisation,
      Ser 1, Cl A
         2.476%, 10/15/14 (A) (C)                                                          150             166
   Permanent Financing, Ser 5, Cl 3A
         2.349%, 06/10/34 (A)                                                              960             939
   Permanent Financing, Ser 7, Cl 3B
         1.846%, 06/10/42 (A) (C)                                                        2,500           2,871
                                                                                                 -------------
                                                                                                         9,133
                                                                                                 -------------
UNITED STATES -- 7.5%
   Banc of America Commercial Mortgage,
      Ser 2006-6, Cl A2
         5.309%, 10/10/45                                                                  505             437
   Banc of America Commercial Mortgage,
      Ser 2007-5, Cl A4
         5.492%, 10/10/17                                                                1,200             775
   Bear Stearns Adjustable Rate Mortgage
      Trust, Ser 2004-6, Cl 3A
         5.431%, 09/25/34 (A)                                                              469             336
   Bear Stearns Adjustable Rate Mortgage
      Trust, Ser 2006-2, Cl 2A1
         5.650%, 07/25/36 (A)                                                              789             402
   Bear Stearns Commercial Mortgage
      Securities, Ser 2006-PW14, Cl A4
         5.201%, 12/11/38                                                                2,775           2,274
   Citigroup Commercial Mortgage Trust,
      Ser 2007-C6, Cl A4
         5.700%, 04/01/09 (A)                                                            1,140             783
   Citigroup Commercial Mortgage Trust,
      Ser 2008-C7, Cl A4
         6.096%, 04/01/09 (A)                                                              405             300
   Citigroup Mortgage Loan Trust,
      Ser 2005-2, Cl 1A4
         5.110%, 05/25/35 (A)                                                            2,223           1,350
   Citigroup, Ser CD4, Cl A2B
         5.205%, 12/11/49                                                                1,250           1,002
   Commercial Mortgage Asset Trust,
      Ser 1999-C1, Cl A3
         6.640%, 09/17/10                                                                  368             368
   Countrywide Alternative Loan Trust,
      Ser 2006-43CB, Cl 1A7
         6.000%, 01/31/37                                                                2,820           1,659
   Countrywide Home Loans, Ser 2003-56,
      Cl 5A1
         4.781%, 12/25/33 (A)                                                              517             432
   Credit Suisse First Boston Mortgage
      Securities, Ser 2003-CKS4, Cl A1
         4.485%, 11/15/36                                                                1,393           1,376


SEI Institutional International Trust / Semi-Annual Report / March 31, 2009 29

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                 Face Amount      Market Value
Description                                                                    (Thousands) (1)   ($ Thousands)
-----------                                                                    ---------------   -------------
   Credit Suisse Mortgage Capital
      Certificates, Ser 2006-C3, Cl A3
         5.827%, 04/01/09 (A)                                                            1,250   $         842
   Credit Suisse Mortgage Capital
      Certificates, Ser 2006-C5, Cl A3
         5.311%, 12/15/39                                                                1,215             775
   Deutsche ALT-A Securities,
      Ser 2006-0A1, Cl A1
         0.674%, 02/25/47 (A)                                                              398             144
   FNMA
         5.000%, 07/01/35                                                                   46              68
   FNMA TBA
         5.500%, 04/30/22                                                                2,300           2,398
         4.500%, 04/14/33                                                                2,200           2,248
   GNMA TBA
         4.500%, 05/15/39                                                                3,800           3,874
   GSR Mortgage Loan Trust,
      Ser 2005-AR1, Cl 4A1
         5.134%, 01/25/35 (A)                                                              604             400
   GSR Mortgage Loan Trust,
      Ser 2006-0A1, Cl 2A1
         0.712%, 04/25/09 (A)                                                              440             228
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2005-CDP5, Cl A4
         5.179%, 12/15/44 (A)                                                            1,220             940
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2006-CB17, Cl A4
         5.429%, 12/12/43                                                                  840             577
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2007-CB18, Cl A4
         5.440%, 06/12/47                                                                1,380             891
   JPMorgan Mortgage Trust,
      Ser 2004-A5, Cl 3A1
         5.309%, 12/25/34 (A)                                                              582             471
   Keybank, Ser 2000-C1, Cl A2
         7.727%, 05/17/32 (A)                                                            2,222           2,235
   LB Commercial Conduit Mortgage Trust,
      Ser 2007-C3, Cl A4
         6.134%, 06/15/17 (A)                                                              185             133
   LB-UBS Commercial Mortgage Trust,
      Ser 2008-C1, Cl A4
         5.156%, 02/15/31                                                                1,530           1,167
   LB-UBS Commercial Mortgage Trust,
      Ser 2008-C1, Cl A2
         6.149%, 04/15/41 (A)                                                              930             689
   Merrill Lynch/Countrywide Commercial
      Mortgage Trust, Ser 2006-3, Cl A4
         5.414%, 07/12/46 (A)                                                            1,165             767
   Morgan Stanley Capital I,
      Ser 2006-IQ16, Cl A4
         5.809%, 12/12/49                                                                1,300             905
   Morgan Stanley Capital I,
      Ser 2007-HQ13, Cl A3
         5.569%, 12/15/44                                                                1,925           1,324

                                                                                 Face Amount      Market Value
Description                                                                    (Thousands) (1)   ($ Thousands)
-----------                                                                    ---------------   -------------
   Salomon Brothers Mortgage Securities,
      Ser 2000-C1, Cl A2
         7.520%, 12/18/09 (A)                                                            1,932   $       1,945
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2006-C25, Cl A4
         5.740%, 05/15/43 (A)                                                              395             314
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2006-C27, Cl A3
         5.765%, 07/15/45 (A)                                                            1,150             795
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2006-C29, Cl A4
         5.308%, 11/15/48                                                                  305             203
   Washington Mutual Alternative Mortgage
      Pass-Through Certificates,
      Ser 2007-0A3, Cl 4A1
         2.593%, 04/25/47 (A)                                                              496             196
                                                                                                 -------------
                                                                                                        36,023
                                                                                                 -------------
Total Mortgage-Backed Securities
   (Cost $66,277) ($ Thousands)                                                                         53,135
                                                                                                 -------------
ASSET-BACKED SECURITIES -- 4.1%
FRANCE -- 0.5%
   Auto Compartiment, Ser 2006-1, Cl B
         2.504%, 07/25/17 (A)                                                              500             474
   Auto Compartiment, Ser 2007-1, Cl A
         1.977%, 02/25/19 (A)                                                            1,000           1,204
   FCC Sparc, Ser 2005-1, Cl B
         2.982%, 07/15/11 (C)                                                              400             515
                                                                                                 -------------
                                                                                                         2,193
                                                                                                 -------------
GERMANY -- 0.1%
   COMIT, Ser 1, Cl C
         3.319%, 06/29/13 (A) (C)                                                           79              58
   Prime Bricks, Ser 2007-1, Cl C
         2.615%, 01/30/40 (A) (C)                                                          100             116
   Prime Bricks, Ser 2007-1, Cl B
         2.415%, 01/30/40 (A) (C)                                                          350             414
                                                                                                 -------------
                                                                                                           588
                                                                                                 -------------
IRELAND -- 0.1%
   Mermaid Secured Finance,
      Ser 2007-1, Cl C
         2.615%, 01/30/40 (A) (C)                                                          100             114
   Mermaid Secured Finance, Ser 2007-1,
      Cl D
         2.415%, 01/30/40 (A) (C)                                                          100             118
                                                                                                 -------------
                                                                                                           232
                                                                                                 -------------


 30 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009

                                                                                 Face Amount      Market Value
Description                                                                    (Thousands) (1)   ($ Thousands)
-----------                                                                    ---------------   -------------
JERSEY -- 0.0%
   Whinstone Capital Management,
      Ser 1X, Cl B1
         6.596%, 10/25/45 (A) (C)                                                          140   $          25
                                                                                                 -------------
NETHERLANDS -- 0.5%
   Amstel Corporate Loan Offering,
      Ser 2007-1, Cl A2
         3.199%, 03/25/17 (A) (C)                                                        1,000           1,181
   Lambda Finance, Ser 2005-1X, Cl A2
         2.199%, 11/15/29 (A) (C)                                                        1,255           1,382
                                                                                                 -------------
                                                                                                         2,563
                                                                                                 -------------
SPAIN -- 0.3%
   FTA Santander Auto, Ser 1, Cl A
         1.926%, 11/25/21 (A)                                                              672             868
   Santander Consumer Finance,
      Ser 2007-1, Cl A
         3.275%, 09/20/22 (C)                                                              393             476
                                                                                                 -------------
                                                                                                         1,344
                                                                                                 -------------
UNITED KINGDOM -- 0.6%
   Metrix Funding, Ser 1X, Cl A2
         2.232%, 02/10/19 (A) (C)                                                        2,500           2,987
                                                                                                 -------------
UNITED STATES -- 2.0%
   Citibank Credit Card Issuance Trust,
      Ser A4, Cl A4
         5.375%, 04/10/13                                                EUR             1,900           2,433
   Countrywide Asset-Backed Certificates,
      Ser 2007-2, Cl 2A1
         0.521%, 04/27/09 (A)                                                            1,550           1,350
   Ford Credit Auto Owner Trust,
      Ser 2006-C, Cl A3
         5.160%, 11/15/10                                                                1,594           1,602
   SLM Student Loan Trust, Ser 2004-2,
      Cl A5
         2.434%, 01/25/24 (A)                                                            1,000           1,009
   SLM Student Loan Trust, Ser 2008-5,
      Cl A3
         2.459%, 01/25/18                                                                  900             868
   SLM Student Loan Trust, Ser 2008-5,
      Cl A4
         2.859%, 07/25/23                                                                  900             851
         2.259%, 10/25/16                                                                  800             782
   Soundview Home Equity Loan Trust,
      Ser 2007-NS1, Cl A1
         0.594%, 01/25/37 (A)                                                            1,068             856
                                                                                                 -------------
                                                                                                         9,751
                                                                                                 -------------
Total Asset-Backed Securities
   (Cost $21,798) ($ Thousands)                                                                         19,683
                                                                                                 -------------

                                                                                 Face Amount      Market Value
Description                                                                    (Thousands) (1)   ($ Thousands)
-----------                                                                    ---------------   -------------
CORPORATE OBLIGATIONS -- 3.7%
UNITED STATES -- 3.7%
   AT&T
         6.500%, 09/01/37 (I)                                                              650   $         587
   AutoNation
         3.161%, 04/15/13 (A) (B)                                                           44              37
   Baxter International
         5.375%, 06/01/18                                                                  245             252
   Bear Stearns MTN
         6.950%, 08/10/12                                                                  363             370
   Caterpillar Financial Services MTN
         6.200%, 09/30/13                                                                  810             811
   Centex
         7.500%, 01/15/12                                                                  366             328
   Computer Sciences
         5.500%, 03/15/13 (B)                                                              605             587
   Countrywide Financial
         6.250%, 05/15/16                                                                  132             110
   Dominion Resources
         6.400%, 06/15/18                                                                  400             401
   Embarq
         7.082%, 06/01/16                                                                1,283           1,155
   Federated Retail Holding
         5.350%, 03/15/12                                                                  505             396
   Fisher Scientific International
         6.750%, 08/15/14                                                                  107             108
   Historic TW
         9.125%, 01/15/13                                                                  720             756
   ILFC E-Capital Trust I
         5.900%, 12/21/65 (A) (B)                                                          150              23
   John Deere Capital MTN
         5.250%, 10/01/12                                                                  395             399
   JPMorgan Chase
         6.000%, 01/15/18 (G)                                                              905             914
   Liberty Mutual Group
         7.800%, 03/15/37 (B)                                                              315             120
   Limited Brands
         5.250%, 11/01/14                                                                  935             656
   Masco
         6.125%, 10/03/16                                                                  500             321
   McKesson
         5.250%, 03/01/13                                                                  615             609
   Merrill Lynch
         6.050%, 05/16/16                                                                  200             123
   Mirant Americas Generation
         8.500%, 10/01/21                                                                  399             295
   Mohawk Industries
         6.625%, 01/15/16                                                                  500             368
   Motorola
         7.500%, 05/15/25                                                                   85              55
         6.500%, 09/01/25                                                                  531             337
   NB Capital Trust IV
         8.250%, 04/15/27                                                                  614             266


 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009 31

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                 Face Amount      Market Value
Description                                                                    (Thousands) (1)   ($ Thousands)
-----------                                                                    ---------------   -------------
   Nextel Communications
         6.875%, 10/31/13                                                                  512   $         292
   Nisource Finance
         6.800%, 01/15/19                                                                  710             571
   NRG Energy
         7.375%, 02/01/16                                                                  225             209
   PPG Industries
         6.650%, 03/15/18                                                                  562             550
   Progress Energy
         6.050%, 03/15/14                                                                  160             161
   Prudential Financial MTN
         5.150%, 01/15/13                                                                  355             264
   Reliant Energy
         7.875%, 06/15/17                                                                  225             178
         7.625%, 06/15/14                                                                  175             142
   Sara Lee
         6.250%, 09/15/11                                                                  448             467
   SLM MTN
         5.050%, 11/14/14                                                                1,000             529
   Starwood Hotels & Resorts Worldwide
         7.375%, 11/15/15                                                                1,194             842
   Time Warner Cable
         7.500%, 04/01/14                                                                  385             392
   Union Bank MTN
         5.950%, 05/11/16                                                                  392             281
   Union Carbide
         7.750%, 10/01/96                                                                  910             409
   United States Steel
         6.050%, 06/01/17                                                                  615             380
   Wachovia MTN
         5.500%, 05/01/13                                                                  415             383
         5.350%, 03/15/11                                                                  150             146
   Wachovia Capital Trust III
         5.800%, 03/15/11 (A)                                                              385             139
   Western Financial Bank
         9.625%, 05/15/12                                                                  432             431
   Williams
         7.875%, 09/01/21                                                                  110             102
   Xerox
         7.625%, 06/15/13                                                                  210             187
                                                                                                 -------------
Total Corporate Obligations
   (Cost $21,735) ($ Thousands)                                                                         17,439
                                                                                                 -------------

                                                                                 Face Amount
                                                                               (Thousands) (1)    Market Value
Description                                                                        /Shares       ($ Thousands)
-----------                                                                    ---------------   -------------
U.S. TREASURY OBLIGATIONS -- 2.5%
   U.S Treasury Inflationary Index Note
         2.000%, 04/15/12                                                                3,400   $       3,640
   U.S. Treasury Bonds
         6.250%, 08/15/23 (G)                                                            1,630           2,144
         4.500%, 05/15/38                                                                   25              29
   U.S. Treasury Notes
         2.000%, 11/30/13                                                                4,300           4,390
         1.875%, 02/28/14                                                                1,645           1,663
                                                                                                 -------------
Total U.S. Treasury Obligations
   (Cost $11,511) ($ Thousands)                                                                         11,866
                                                                                                 -------------
LOAN PARTICIPATIONS -- 0.5%
UNITED STATES -- 0.5%
   Aramark Term Loan
         3.806%, 01/26/14                                                GBP               295             354
   Beverly Enterprises Term Loan
         3.265%, 07/24/11                                                                  284             245
   Cablevision Ser B Term Loan, Ser B
         2.306%, 03/14/13                                                                  488             443
   Education Management Term Loan
         3.000%, 05/26/13                                                                  719             613
   Peach Holding Term Loan
         5.470%, 11/21/13                                                                  563             158
   TP Generation Holdings Term Loan
         4.768%, 12/15/14                                                                  500             452
   TXU Term Loan
         4.033%, 10/31/14                                                                  396             260
                                                                                                 -------------
Total Loan Participations
   (Cost $3,531) ($ Thousands)                                                                           2,525
                                                                                                 -------------
AFFILIATED PARTNERSHIP -- 0.7%
UNITED STATES -- 0.7%
   SEI Liquidity Fund, L.P.,
      0.820%+** (H)                                                                  3,204,211           3,179
                                                                                                 -------------
Total Affiliated Partnership
   (Cost $3,204) ($ Thousands)                                                                           3,179
                                                                                                 -------------
Total Investments -- 92.0%
   (Cost $502,824) ($ Thousands)                                                                 $     441,959
                                                                                                 =============


 32 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

                                                     UNREALIZED
                     CURRENCY         CURRENCY      APPRECIATION
   MATURITY         TO DELIVER       TO RECEIVE    (DEPRECIATION)
     DATE           (THOUSANDS)     (THOUSANDS)    ($ THOUSANDS)
   --------       --------------   -------------   --------------
4/1/09-6/10/09    USD     26,081   EUR    19,825      $   238
4/3/09-5/11/09    MXP     19,808   USD     1,350          (50)
4/3/09-5/27/09    EUR    252,621   USD   327,016       (8,348)
4/3/09-5/27/09    NOK      9,908   USD     1,444          (22)
4/3/09-5/27/09    USD     10,305   JPY 1,004,738         (128)
4/3/09-5/28/09    SEK    106,176   USD    12,222         (627)
4/3/09-6/10/09    AUD     37,298   USD    25,283         (526)
4/3/09-6/10/09    CAD     50,791   USD    40,340          (49)
4/3/09-6/10/09    GBP     50,619   USD    71,589         (962)
4/3/09-6/10/09    JPY 10,608,880   USD   108,226          727
4/3/09-7/10/09    USD     21,099   GBP    14,846          179
4/3/09-7/10/09    USD     31,110   NOK   209,451         (132)
4/8/09-5/27/09    USD     14,571   AUD    22,133          753
4/14/09           AUD      3,335   JPY   197,000         (320)
4/14/09           GBP      2,506   JPY   408,000          540
4/14/09           JPY    408,000   GBP     2,397         (696)
4/14/09-5/27/09   JPY    957,777   AUD    14,890          604
4/14/09-6/10/09   CHF      9,200   EUR     5,976         (164)
4/14/09-6/10/09   EUR      6,073   CHF     9,200           34
4/14/09-6/10/09   EUR      8,938   JPY 1,146,704         (245)
4/14/09-6/10/09   JPY    710,472   EUR     5,433           13
4/14/09-6/10/09   NZD      8,466   USD     4,436         (386)
4/14/09-6/10/09   USD      1,918   NZD     3,452           47
4/15/09           CHF      1,100   NOK     6,029          (75)
4/15/09           ZAR     29,328   USD     2,839         (236)
4/15/09-4/21/09   PLN      2,764   USD       770          (15)
4/15/09-5/27/09   NOK    166,099   CHF    28,535          568
4/17/09           EUR      1,305   NOK    12,310           91
4/17/09           NOK     12,310   EUR     1,365          (10)
5/6/09-5/27/09    EUR      6,119   SEK    70,123          363
5/6/09-5/27/09    SEK    115,943   EUR    10,575            7
5/13/09           HUF    277,461   USD     1,100          (83)
5/13/09           USD         52   HUF    11,813           (1)
5/22/09           USD        128   CHF       144           (2)
5/22/09-5/27/09   CHF     34,942   USD    30,402         (378)
5/27/09           AUD      3,370   CAD     2,874          (46)
5/27/09           CHF      4,182   AUD     5,465           97
5/27/09           USD     14,171   CAD    18,190          296
5/27/09           USD        385   DKK     2,120           (8)
5/27/09-5/28/09   USD     16,336   SEK   146,233        1,361
5/27/09-6/10/09   DKK     24,604   USD     4,260         (121)
6/10/09           EUR        309   SGD       600          (16)
6/10/09           SGD        600   EUR       301            5
6/10/09-7/10/09   JPY     60,000   NOK     4,493           56
6/10/09-7/10/09   NOK      4,612   JPY    60,000          (73)
7/10/09           CHF        400   GBP       233          (18)
7/10/09           GBP        238   CHF       400           12
                                                      -------
                                                      $(7,746)
                                                      =======

A summary of the open futures contracts held by the Fund at March 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

                                                           UNREALIZED
                               NUMBER OF                  APPRECIATION
        TYPE OF                CONTRACTS    EXPIRATION   (DEPRECIATION)
        CONTRACT             LONG (SHORT)      DATE       ($ THOUSANDS)
        --------             ------------   ----------   --------------
30-Day FED Fund                    (6)       May-2013         $  --
Australian 10-Year Bond             5        Jun-2013            (4)
Australian 3-Year Bond             41        Jun-2013           436
Canadian 10-Year Bond              48        Jun-2013            74
Euro-Bobl                         121        Jun-2013           (32)
Euro-Bund                          61        Jun-2013            22
Euro-Schatz                       192        Jun-2013           (15)
Japanese 10-Year Bond               2        Jun-2013            (9)
Long Gilt 10-Year Bond             71        Jul-2013           209
U.S. 10-Year Treasury Note       (169)       Jun-2013          (525)
U.S. 2-Year Treasury Note        (169)       Jul-2013          (177)
U.S. 5-Year Treasury Note        (107)       Jul-2013          (159)
U.S. 5-Year Treasury Note          33        Jul-2013            50
U.S. Long Treasury Bond           (79)       Jun-2013          (349)
                                                              -----
                                                              $(477)
                                                              =====


 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009 33

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Concluded)

March 31, 2009

A summary of outstanding swap agreements held by the fund at March 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

                               TOTAL RETURN SWAPS

                                                                                                         NOTIONAL    NET UNREALIZED
                                                                                           TERMINATION    AMOUNT      DEPRECIATION
  COUNTERPARTY   REFERENCE ENTITY/OBLIGATION        FUND PAYS           FUND RECEIVES          DATE     (THOUSANDS)   ($THOUSANDS)
  ------------   ---------------------------  --------------------  ---------------------  -----------  -----------  --------------
Lehman Brothers  Lehman Brothers Global       3-Month USD LIBOR
                 Aggregate EX USD RBI Ser 1   Plus 11 Basis Points  Positive Price Return    02/01/09      85,639         $84 (J)
                                                                                                                          ===

                              CREDIT DEFAULT SWAPS

                                                                                                              NET UNREALIZED
                                                                                                   NOTIONAL    APPRECIATION
                                                          BUY/SELL      (PAYS)/     TERMINATION    AMOUNT     (DEPRECIATION)
 COUNTERPARTY         REFERENCE ENTITY/OBLIGATION        PROTECTION  RECEIVES RATE      DATE     (THOUSANDS)  ($ THOUSANDS)
 ------------   ---------------------------------------  ----------  -------------  -----------  -----------  --------------
Deutsche Bank   Union Fenosa                                BUY         (1.65)%       03/20/14      1,350        $   129
Deutsche Bank   Veolia Environment 06/14                    SELL         1.90         06/20/14       (550)            (2)
Deutsche Bank   Wolters Kluwer, 5.125% 01/27/14             BUY         (0.90)        03/20/14      1,400              1
JPMorgan Chase
   Bank         Enel Spa 4.250% 6/12/13                     SELL         4.00         03/20/14       (650)            23
Merrill Lynch   Itraxx Europe Crossover Series 9 5-Year     SELL         6.50         06/20/13     (5,000)        (1,320)
Merrill Lynch   Itraxx Europe Series 9 5-Year               SELL         1.65         06/20/13     (5,000)          (234)
                                                                                                                 -------
                                                                                                                 $(1,403)
                                                                                                                 =======

                               INTEREST RATE SWAPS

                                                                                         NET UNREALIZED
                                                                                          APPRECIATION
                                                                      NOTIONAL AMOUNT    (DEPRECIATION)
 COUNTERPARTY        FUND PAYS      FUND RECEIVES   TERMINATION DATE   (THOUSANDS)(1)    ($ THOUSANDS)
 ------------   -----------------  ---------------  ----------------  -----------------  --------------
Deutsche Bank   6-Month EURIBOR         4.17%           03/28/13      EUR     7,000,000      $  608
Deutsche Bank         4.31%        6-Month EURIBOR      04/07/10      EUR     6,500,000        (198)
JPMorgan Chase
   Bank         6-Month JPY LIBOR       2.22%           03/26/27      JPY   750,000,000         612
JPMorgan Chase
   Bank           3-Month LIBOR         2.29%           12/19/18              6,500,000        (277)
JPMorgan Chase
   Bank          6-Month EURIBOR        4.38%           01/07/13      EUR     5,400,000         523
JPMorgan Chase
   Bank               4.20%        6-Month EURIBOR      03/30/12      EUR     3,000,000        (235)
JPMorgan Chase
   Bank          6-Month JPY LIBOR       1.29%           03/26/12      JPY 2,600,000,000         359
JPMorgan Chase
   Bank               3.91%        6-Month EURIBOR      03/13/10      EUR     6,500,000        (197)
                                                                                             ------
                                                                                             $1,195
                                                                                             ======

Percentages are based on a Net Assets of $480,303 ($ Thousands).

**   Rate shown is the 7-day effective yield as of March 31, 2009.

+    Affiliated security

(1)  In local currency unless otherwise indicated.

(A) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2009.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C) Securities considered illiquid. The total market value of such securities as of March 31, 2009 was $19,521 ($ Thousands) and represented 4.1% of Net Assets.

(D)  Security in default on interest payments.

(E)  Real Estate Investments Trust

(F) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on March 31, 2009. The coupon on a step bond changes on a specified date.

(G) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(H) This security was purchased with cash collateral held from securities on loan (see Note 7). The total value of such securities as of March 31, 2009 was $3,179 ($ Thousands).

(I) This security or a partial position of this security is on loan at March 31, 2009. The total market value of securities on loan at March 31, 2009 was $3,097 ($ Thousands) (see Note 7).

(J) The Swap value has been reduced by $888 ($ Thousands) to reflect the collectibility of the value.

AUD -- Australian Dollar

CAD -- Canadian Dollar

CHF -- Swiss Franc

Cl -- Class

CPI -- Consumer Price Index

DKK -- Danish Krone

EURIBOR -- Euro London Interbank Offered Rate

EUR -- Euro

FNMA -- Federal National Mortgage Association

GBP -- British Pound Sterling

GNMA -- Government National Mortgage Association

HUF -- Hungarian Forint

JPY -- Japanese Yen

L.P. -- Limited Partnership

LIBOR -- London Interbank Offered Rate

MTN -- Medium Term Note

MXP -- Mexican Peso

NOK -- Norwegian Krone

NZD -- New Zealand Dollar

PIK -- Payment-in-Kind

PLN -- Polish Zloty

SEK -- Swedish Krone

Ser -- Series

SGD -- Singapore Dollar

TBA -- To Be Announced

USD -- U.S. Dollar

ZAR -- South African Rand

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


 34 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

March 31, 2009

                               (PERFORMANCE GRAPH)

SECTOR WEIGHTINGS+:

Government                                                  77.7%
Financials                                                   6.3%
Energy                                                       5.0%
Loan Participations                                          3.9%
Deposits to Counterparty as Collateral for Swap Contracts    2.2%
Affiliated Partnership                                       1.9%
Industrials                                                  1.4%
Telecommunication Services                                   0.9%
Utilities                                                    0.5%
Basic Materials                                              0.1%
Consumer Discretionary                                       0.1%
Warrants                                                     0.0%
Purchased Options                                            0.0%

+ Percentages based on total investments. Includes Investments held as collateral for securities on loan (see Note 7).

                                                                                 Face Amount      Market Value
Description                                                                    (Thousands) (1)   ($ Thousands)
-----------                                                                    ---------------   -------------
GLOBAL BONDS -- 89.8%
ANGOLA -- 0.2%
   Republic of Angola
         7.132%, 04/30/16                                                EUR             1,300   $       1,092
                                                                                                 -------------
ARGENTINA -- 3.9%
   Alto Parana
         6.375%, 06/09/17 (A) (B)                                                          440             391
   Earls Eight MTN
         9.000%, 12/31/12 (A) (B) (C)                                                      420             126
   Province of Buenos Aires
         9.625%, 04/18/28 (A) (B)                                                        1,605             369
   Province of Buenos Aires Registered
         9.625%, 04/18/28 (A)                                                              695             160
         9.375%, 09/14/18 (A)                                                              470             105
         3.000%, 05/15/35 (A) (C)                                                        1,200             216
   Province of Medoza Registered
         5.500%, 09/04/18 (A)                                                              386             143
   Provincia Del Neuquen
         8.656%, 10/18/14 (A) (B)                                                          213             160
   Republic of Argentina
         12.000%, 09/19/16                                                               1,000              70
         11.750%, 05/20/11 (D)                                                           2,554             178
         9.250%, 07/20/04 (D)                                                            1,375             187
         9.000%, 05/24/49 (D)                                                            1,400             165
         9.000%, 05/29/49 (D)                                                            2,650             123
         9.000%, 06/20/49                                                                1,125             153
         8.500%, 07/01/49 (D)                                                              775             105
         8.280%, 12/31/33 (E)                                                           15,173           4,097
         8.125%, 04/21/49 (D)                                                            4,200             167
         8.000%, 02/25/35 (D)                                                              864             118
         8.000%, 02/26/08 (D)                                                            1,000             136
         7.820%, 12/31/33                                                                2,251             631
         7.625%, 03/31/05 (D)                                                            1,120             123
         7.000%, 10/03/15                                                               16,625           4,181
         7.000%, 09/12/13                                                                1,735             577

                                                                                 Face Amount      Market Value
Description                                                                    (Thousands) (1)   ($ Thousands)
-----------                                                                    ---------------   -------------
         7.000%, 03/18/04 (D)                                            ITL         1,475,000   $         104
         3.750%, 12/31/38 (C)                                                           20,390           3,568
         2.280%, 12/15/35 (F)                                                           56,130           1,532
         1.985%, 12/15/35 (F)                                                           16,940             477
         1.683%, 08/03/12 (F)                                                           18,005           4,303
         0.000%, 07/13/05 (D)                                                        3,245,000             228
         9.750%, 09/19/27 (D)                                                            2,150             258
         0.000%, 12/15/35 (F)                                                            3,655              91
   Republic of Argentina, Ser E MTN
         10.000%, 01/03/07 (D)                                           ITL         3,000,000             211
         8.750%, 02/04/49 (D)                                                            1,375              55
         8.500%, 07/30/10 (D)                                                            2,000              93
         7.625%, 08/11/07 (D)                                            ITL         2,325,000             163
   Transportadora Gas Norte
         7.500%, 12/31/12 (A) (B) (C)                                                      260              78
         7.500%, 12/31/12 (A) (C)                                                          130              23
         6.500%, 12/31/12 (A) (C)                                                          114              20
         6.500%, 12/31/12 (A) (B) (C)                                                       30               5
         6.500%, 12/31/12 (A) (C)                                                           78              14
                                                                                                 -------------
                                                                                                        23,904
                                                                                                 -------------
BELIZE -- 0.0%
   Government of Belize Registered
         4.250%, 02/20/29 (A)                                                              400             156
                                                                                                 -------------
BOSNIA AND HERZEGOVINA -- 0.1%
   Republic of Bosnia & Herzegovina
         10.039%, 12/11/17 (A) (G)                                       DEM             2,300             695
                                                                                                 -------------
BRAZIL -- 13.0%
   Banco Safra MTN
         10.875%, 04/03/17 (A) (B)                                       BRL             1,600             549
   Banco Votorantim Nassau MTN
         10.625%, 04/10/14 (A) (B)                                       BRL             2,750           1,073
   Cesp-Comp Ener Sao Paulo MTN
         9.750%, 01/15/15 (B)                                            BRL             1,375             567
   Federal Republic of Brazil
         12.250%, 03/06/30                                                                 175             265
         11.000%, 08/17/40 (E)                                                          23,782          30,203
         10.125%, 05/15/27                                                               3,985           5,101
         8.875%, 04/15/24                                                                1,550           1,786
         8.750%, 02/04/25                                                                2,985           3,403
         8.500%, 09/24/12                                                                2,615           3,802
         8.250%, 01/20/34                                                                3,490           3,874
         8.000%, 01/15/18                                                                4,560           4,975
         7.125%, 01/20/37                                                                6,085           6,100
         6.000%, 01/17/17                                                                1,850           1,845
         5.875%, 01/15/19                                                                  550             535
   National Development
         6.369%, 06/16/18 (B)                                                            2,270           2,159
   Nota Do Tesouro Nacional
         10.000%, 01/01/17                                                              15,051           5,838
         10.000%, 01/01/14                                                              11,535           4,676


 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009 35

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                 Face Amount      Market Value
Description                                                                    (Thousands) (1)   ($ Thousands)
-----------                                                                    ---------------   -------------
   Petrobras
         7.875%, 03/15/19                                                                  875   $         907
   Petrobras International Finance
         5.875%, 03/01/18                                                                1,480           1,377
                                                                                                 -------------
                                                                                                        79,035
                                                                                                 -------------
COLOMBIA -- 4.5%
   Bogota Distrio Capital
         9.750%, 07/26/28 (B)                                            COP         2,212,000             733
   Republic of Colombia
         11.750%, 02/25/20                                                               4,530           5,649
         10.375%, 01/28/33                                                                 450             531
         9.850%, 06/28/27                                                COP         1,573,000             624
         8.125%, 05/21/24                                                                3,300           3,316
         7.375%, 01/27/17                                                                5,110           5,171
         7.375%, 09/18/37                                                               11,330          10,112
         7.375%, 03/18/19                                                                  985             983
         4.866%, 03/17/13 (F)                                                               75              71
                                                                                                 -------------
                                                                                                        27,190
                                                                                                 -------------
DOMINICAN REPUBLIC -- 0.3%
   Republic of Dominican Republic
         9.040%, 01/23/18                                                                   71              55
         8.625%, 04/20/27                                                                1,125             698
   Standard Bank
         15.000%, 03/12/12 (A) (B)                                                         481             329
   Standard Bank, Ser E MTN
         15.000%, 07/20/09 (A) (F)                                                         658             607
                                                                                                 -------------
                                                                                                         1,689
                                                                                                 -------------
ECUADOR -- 0.1%
   Republic of Ecuador Registered
         9.375%, 12/15/15                                                                1,400             616
                                                                                                 -------------
EL SALVADOR -- 1.2%
   Republic of El Salvador
         8.250%, 04/10/32                                                                  665             519
         7.750%, 01/24/23                                                                  595             562
         7.650%, 06/15/35                                                                8,696           6,348
                                                                                                 -------------
                                                                                                         7,429
                                                                                                 -------------
GABON -- 0.2%
   Republic of Gabon
         8.200%, 12/12/17 (B)                                                            1,947           1,431
                                                                                                 -------------
GEORGIA -- 0.2%
   Republic of Georgia
         7.500%, 04/15/13                                                                2,050           1,405
                                                                                                 -------------

                                                                                 Face Amount      Market Value
Description                                                                    (Thousands) (1)   ($ Thousands)
-----------                                                                    ---------------   -------------
GHANA -- 0.4%
   Republic of Ghana
         8.500%, 10/04/17 (B)                                                            2,835   $       1,729
         8.500%, 10/04/17                                                                1,555             933
                                                                                                 -------------
                                                                                                         2,662
                                                                                                 -------------
INDIA -- 0.4%
   Vedanta Resources
         9.500%, 07/18/18 (B)                                                            3,885           2,448
                                                                                                 -------------
INDONESIA -- 7.1%
   Indonesia Government International
      Bond
         10.375%, 05/04/14 (B)                                                             200             208
   Majapahit Holding
         7.875%, 06/29/37 (A) (B)                                                          355             206
         7.750%, 10/17/16 (A)                                                              280             203
         7.250%, 06/28/17 (A) (B)                                                          770             539
   Republic of Indonesia
         11.625%, 03/04/19 (B)                                                           9,670          10,516
         8.500%, 10/12/35                                                                2,920           2,453
         7.750%, 01/17/38                                                               21,521          16,606
         7.500%, 01/15/16                                                                  740             673
         7.500%, 01/15/16 (B)                                                            2,160           1,966
         7.250%, 04/20/15 (B)                                                              285             260
         7.250%, 04/20/15                                                                1,845           1,682
         6.875%, 01/17/18                                                                3,930           3,144
         6.875%, 03/09/17                                                                  670             563
         6.750%, 03/10/14 (B)                                                            1,900           1,738
         6.750%, 03/10/14                                                                1,050             965
         6.625%, 02/17/37                                                                1,650           1,115
         6.625%, 02/17/37 (B)                                                              800             540
                                                                                                 -------------
                                                                                                        43,377
                                                                                                 -------------
IRAQ -- 1.9%
   Republic of Iraq
         5.800%, 01/15/28                                                               22,645          11,322
                                                                                                 -------------
ISRAEL -- 0.3%
   Government of Israel
         5.125%, 03/26/19                                                                1,950           1,964
                                                                                                 -------------
IVORY COAST -- 0.0%
   Republic of Ivory Coast
         4.000%, 03/30/18 (D)                                                            4,300             113
                                                                                                 -------------
JAMAICA -- 0.1%
   Digicel Group
         8.875%, 01/15/15 (B)                                                              550             355
                                                                                                 -------------


 36 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009

                                                                                 Face Amount      Market Value
Description                                                                    (Thousands) (1)   ($ Thousands)
-----------                                                                    ---------------   -------------
KAZAKHSTAN -- 1.9%
   Citigroup Global Markets for JSC
      Kazkommertsbank
         9.792%, 04/07/14 (F)                                                            1,300   $         323
   HSBK Europe
         9.250%, 10/16/13 (B)                                                              835             451
         7.250%, 05/03/17 (B)                                                              500             238
   Kazkommerts International MTN
         8.000%, 11/03/15                                                                1,550             666
         7.500%, 11/29/16 (A) (B)                                                          450             194
   Kazkommerts International BV MTN
         8.500%, 04/16/13                                                                  550             265
         7.500%, 11/29/16 (A)                                                            3,050           1,327
         6.875%, 02/13/17                                                                  450             223
   KazMunaiGaz Finance Sub MTN
         9.125%, 07/02/18 (B)                                                            5,005           3,679
         8.375%, 07/02/13 (B)                                                            2,740           2,274
   KazMunaiGaz Finance Sub BV MTN
         9.125%, 07/02/18                                                                2,150           1,565
   Tengizchevroil Finance SARL
         6.124%, 11/15/14                                                                  257             198
                                                                                                 -------------
                                                                                                        11,403
                                                                                                 -------------
LEBANON -- 0.1%
   Lebanese Republic Registered MTN
         8.250%, 04/12/21                                                                  250             235
                                                                                                 -------------
MALAYSIA -- 1.6%
   Petroliam Nasional
         7.750%, 08/15/15                                                                1,335           1,498
         7.625%, 10/15/26                                                                  395             398
   Petronas
         7.875%, 05/22/22                                                                  400             437
   Petronas Capital Registered
         7.875%, 05/22/22                                                                1,000           1,091
         7.875%, 05/22/22                                                                5,775           6,302
                                                                                                 -------------
                                                                                                         9,726
                                                                                                 -------------
MEXICO -- 5.9%
   Grupo Televisa
         6.000%, 05/15/18 (B)                                                              600             544
   Pemex Project Funding Master Trust
      MTN
         6.625%, 06/15/35                                                                  450             322
         5.750%, 03/01/18 (B)                                                              200             167
         5.750%, 03/01/18                                                                1,305           1,090
   United Mexican States MTN
         8.375%, 01/14/11                                                                  810             888
         8.300%, 08/15/31                                                                7,135           7,909
         7.500%, 01/14/12                                                                1,560           1,708
         7.500%, 04/08/33                                                                1,005           1,045

                                                                                 Face Amount      Market Value
Description                                                                    (Thousands) (1)   ($ Thousands)
-----------                                                                    ---------------   -------------
         6.625%, 03/03/15                                                                1,350   $       1,421
         6.375%, 01/16/13                                                                1,150           1,213
         6.050%, 01/11/40                                                                1,540           1,317
         5.950%, 03/19/19 (E)                                                            6,120           5,967
         5.875%, 02/17/14                                                                1,050           1,084
         5.625%, 01/15/17 (E)                                                            4,234           4,141
   United Mexican States, Ser A MTN
         6.750%, 09/27/34                                                                5,633           5,305
         5.875%, 01/15/14                                                                1,760           1,820
                                                                                                 -------------
                                                                                                        35,941
                                                                                                 -------------
NIGERIA -- 0.1%
   UBS
         0.000%, 09/04/17 (A) (B) (F)                                                      750             644
                                                                                                 -------------
OMAN -- 0.1%
   Blue City Investments
         13.750%, 11/07/13                                                                 750             450
                                                                                                 -------------
PAKISTAN -- 0.6%
   Republic of Pakistan
         7.125%, 03/31/16                                                                3,650           1,789
         6.875%, 06/01/17                                                                4,140           2,029
                                                                                                 -------------
                                                                                                         3,818
                                                                                                 -------------
PANAMA -- 2.5%
   Republic of Panama
         9.375%, 04/01/29                                                                6,077           6,670
         9.375%, 01/16/23                                                                  560             582
         8.875%, 09/30/27                                                                  600             642
         8.125%, 04/28/34                                                                  720             698
         7.250%, 03/15/15                                                                5,235           5,340
         6.700%, 01/26/36                                                                1,560           1,369
                                                                                                 -------------
                                                                                                        15,301
                                                                                                 -------------
PERU -- 3.1%
   Interoceanica IV Finance
         3.915%, 11/30/25 (A) (B) (G)                                                      968             316
         3.791%, 11/30/18 (B) (G)                                                          450             226
   Peru Enhanced Pass-Through Finance
         6.272%, 05/31/25 (B) (G)                                                          320              85
         4.117%, 05/31/18 (G)                                                              233             134
         4.040%, 05/31/18 (A) (B) (G)                                                    1,461             840
   Republic of Peru
         8.750%, 11/21/33                                                                2,125           2,380
         8.375%, 05/03/16                                                                  800             888
         7.350%, 07/21/25                                                                7,900           7,940
         7.125%, 03/30/19                                                                1,225           1,240
         6.550%, 03/14/37                                                                5,555           4,972
                                                                                                 -------------
                                                                                                        19,021
                                                                                                 -------------


 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009 37

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                 Face Amount      Market Value
Description                                                                    (Thousands) (1)   ($ Thousands)
-----------                                                                    ---------------   -------------
PHILIPPINES -- 6.4%
   National Power
         9.625%, 05/15/28 (A)                                                            1,400   $       1,260
   Republic of Philippines
         10.625%, 03/16/25                                                               2,905           3,697
         9.500%, 02/02/30                                                                3,470           4,103
         8.875%, 03/17/15                                                                  450             517
         8.375%, 06/17/19                                                                2,575           2,807
         8.250%, 01/15/14                                                                  600             677
         8.000%, 01/15/16                                                                5,750           6,332
         7.750%, 01/14/31 (E)                                                            4,663           4,762
         7.500%, 09/25/24                                                               14,206          14,526
                                                                                                 -------------
                                                                                                        38,681
                                                                                                 -------------
RUSSIA -- 10.2%
   Alfa Diversified Payment Rights Finance
      MTN
         3.220%, 12/15/11 (B) (F)                                                          308             200
   Alfa Invest MTN
         9.250%, 06/24/13 (A) (B)                                                        1,200             936
   Gaz Capital MTN
         6.510%, 03/07/22                                                                  215             143
         6.212%, 11/22/16                                                                2,000           1,480
   Gaz Capital for Gazprom Registered
      MTN
         9.625%, 03/01/13                                                                  800             763
         8.625%, 04/28/34                                                                2,070           1,842
   GPB Eurobond Finance for
      Gazprombank
         6.500%, 09/23/15                                                                  750             510
   Kazan Orgsintez
         9.250%, 10/30/11                                                                  505             212
   Kuznetski Capital for Bank of Moscow
         8.961%, 11/25/15 (A) (C) (F)                                                    1,200             684
   Lukoil International Finance
         6.656%, 06/07/22 (B)                                                              245             179
   RSHB Capital
         7.750%, 05/29/18 (B)                                                              630             449
         7.175%, 05/16/13                                                                  100              82
         7.125%, 01/14/14 (B)                                                              580             450
   Russian Federation Registered
         12.750%, 06/24/28                                                               5,660           7,502
         7.500%, 03/31/30                                                               35,352          33,335
   Teorema Holding
         11.000%, 10/27/09 (A)                                                           3,400           2,210
   TransCapital (Transneft)
         6.103%, 06/27/12 (B)                                                              700             616
   TransCapitalInvest for AK Transneft
         8.700%, 08/07/18 (B)                                                            2,700           2,349
         7.700%, 08/07/13 (B)                                                              150             133
   UBS (Vimpelcom)
         8.250%, 05/23/16                                                                  570             348
   Vimpel Communications
         8.375%, 04/30/13 (B)                                                              900             653

                                                                                 Face Amount      Market Value
Description                                                                    (Thousands) (1)   ($ Thousands)
-----------                                                                    ---------------   -------------
   VIP Finance Ireland for Vimpel
      Communications
         9.125%, 04/30/18 (B)                                                            1,155   $         710
         9.125%, 04/30/18                                                                  350             212
   VTB Capital
         6.875%, 05/29/18                                                                4,335           3,284
         6.609%, 10/31/12 (B)                                                            3,500           2,800
                                                                                                 -------------
                                                                                                        62,082
                                                                                                 -------------
SINGAPORE -- 0.2%
   Sea Product
         5.484%, 02/14/12 (A)                                                            2,200           1,100
                                                                                                 -------------
SOUTH AFRICA -- 0.9%
   Republic of South Africa
         8.500%, 06/23/17                                                                  860             925
         6.500%, 06/02/14                                                                2,945           2,945
         5.875%, 05/30/22                                                                1,750           1,577
                                                                                                 -------------
                                                                                                         5,447
                                                                                                 -------------
SOUTH KOREA -- 1.1%
   Export-Import Bank of Korea
         8.125%, 01/21/14                                                                3,820           3,948
   Korea Development Bank
         8.000%, 01/23/14                                                                2,265           2,330
   POSCO
         8.750%, 03/26/14 (B)                                                              240             249
   Shinhan Bank
         6.819%, 09/20/36 (A) (F)                                                          630             309
                                                                                                 -------------
                                                                                                         6,836
                                                                                                 -------------
SUPRA-NATIONAL -- 0.2%
   European Investment Bank MTN
         10.000%, 01/28/11                                               TRY             2,270           1,313
                                                                                                 -------------
THAILAND -- 0.1%
   True Move
         10.750%, 12/16/13 (A) (B)                                                       1,250             588
                                                                                                 -------------
TRINIDAD & TOBAGO -- 0.4%
   Petroleum of Trinidad & Tobago
         6.000%, 05/08/22 (B)                                                              800             570
         6.000%, 05/08/22 (A)                                                            2,205           1,570
                                                                                                 -------------
                                                                                                         2,140
                                                                                                 -------------
TUNISIA -- 0.2%
   Banque Centrale de Tunisie
         8.250%, 09/19/27                                                                  800             740
         7.375%, 04/25/12                                                                  465             470
                                                                                                 -------------
                                                                                                         1,210
                                                                                                 -------------


 38 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009

                                                                                 Face Amount      Market Value
Description                                                                    (Thousands) (1)   ($ Thousands)
-----------                                                                    ---------------   -------------
TURKEY -- 5.0%
   Republic of Turkey
         11.875%, 01/15/30                                                                 250   $         330
         9.500%, 01/15/14                                                                  750             821
         8.000%, 02/14/34                                                                1,500           1,350
         7.500%, 07/14/17                                                                  400             394
         7.375%, 02/05/25                                                                4,450           3,978
         7.250%, 03/05/38                                                                5,530           4,479
         7.250%, 03/15/15                                                                9,375           9,281
         7.000%, 03/11/19                                                                1,800           1,670
         7.000%, 09/26/16                                                                  100              96
         6.875%, 03/17/36                                                                4,880           3,880
         6.750%, 04/03/18                                                                4,550           4,186
                                                                                                 -------------
                                                                                                        30,465
                                                                                                 -------------
UKRAINE -- 3.3%
   Credit Suisse First Boston International
      (Export/Import - Ukraine)
         8.000%, 11/06/15 (A)                                                              750             150
         6.800%, 10/04/12 (A)                                                              600             212
   Government of Ukraine Registered
         7.650%, 06/11/13                                                                3,295           1,483
         6.875%, 03/04/11                                                                1,140             598
         6.875%, 03/04/11 (B)                                                            4,675           2,454
         6.750%, 11/14/17                                                                1,210             520
         6.580%, 11/21/16 (B)                                                            3,890           1,673
         6.580%, 11/21/16                                                                1,100             476
         6.385%, 06/26/12                                                                2,300           1,089
         5.151%, 08/05/09 (F)                                                            3,300           2,772
   Naftogaz Ukrainy
         8.125%, 09/30/09 (A)                                                              700             418
   Springvale Holdings
         9.181%, 09/07/09 (A) (F)                                                        1,000             150
   UK Private Bank
         8.000%, 02/06/12 (A) (B)                                                        1,000             260
   Ukraine Government International Bond
         3.500%, 09/15/18                                                               11,010           7,988
                                                                                                 -------------
                                                                                                        20,243
                                                                                                 -------------
UNITED ARAB EMIRATES -- 1.4%
   HSBC Bank Middle East MTN
         5.331%, 04/30/13 (A) (F)                                        AED             5,500           1,288
   Jafz Sukuk
         3.291%, 11/27/12 (F)                                            AED            31,500           4,824
   Nakheel Development
         3.173%, 12/14/09                                                                2,650           2,387
                                                                                                 -------------
                                                                                                         8,499
                                                                                                 -------------
URUGUAY -- 3.3%
   Republic of Uruguay PIK
         7.875%, 01/15/33                                                                3,550           2,911


                                                                                 Face Amount      Market Value
Description                                                                    (Thousands) (1)   ($ Thousands)
-----------                                                                    ---------------   -------------
   Republic of Uruguay
         9.250%, 05/17/17                                                                4,025   $       4,266
         8.000%, 11/18/22                                                               12,970          11,697
         7.625%, 03/21/36                                                                1,785           1,428
                                                                                                 -------------
                                                                                                        20,302
                                                                                                 -------------
VENEZUELA -- 6.9%
   Government of Venezuela
         13.625%, 08/15/18                                                               1,200             852
         10.750%, 09/19/13                                                               6,800           4,913
         9.375%, 01/13/34                                                                3,655           1,873
         9.250%, 09/15/27                                                                1,670             969
         9.250%, 05/07/28                                                                9,425           4,760
         9.000%, 05/07/23                                                                5,870           2,964
         8.500%, 10/08/14                                                                  916             563
         7.650%, 04/21/25                                                               13,395           6,028
         7.000%, 03/31/38                                                                  100              43
         6.000%, 12/09/20                                                                  755             326
         6.000%, 12/09/20                                                                4,020           1,737
         5.750%, 02/26/16                                                                5,190           2,520
   Government of Venezuela Registered
         7.000%, 12/01/18                                                                  660             318
         2.123%, 04/20/11 (F)                                                           17,041          12,355
   Petroleos De Venezuela
         5.375%, 04/12/27                                                                3,555           1,244
         5.250%, 04/12/17                                                                  900             376
                                                                                                 -------------
                                                                                                        41,841
                                                                                                 -------------
VIETNAM -- 0.2%
   Republic of Vietnam
         6.875%, 01/15/16                                                                1,265           1,169
                                                                                                 -------------
YEMEN -- 0.2%
   Pemberley SPV Finance 2008 Yemen
      MTN
         11.500%, 02/19/14 (A) (B)                                                       1,250             875
         0.000%, 02/25/20 (A) (B) (F)                                                    1,250              --
                                                                                                 -------------
                                                                                                           875
                                                                                                 -------------
Total Global Bonds
   (Cost $648,647) ($ Thousands)                                                                       546,213
                                                                                                 -------------
LOAN PARTICIPATIONS -- 3.8%
GERMANY -- 0.1%
   Rike
         10.000%, 08/17/11 (A)                                                           1,379             690
                                                                                                 -------------
INDONESIA -- 0.4%
   Indonesia Standby Loan 94
      (Counterparty: Deutsche Bank)
         3.563%, 12/31/49                                                                3,448           2,586
                                                                                                 -------------


 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009 39

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                 Face Amount      Market Value
Description                                                                    (Thousands) (1)   ($ Thousands)
-----------                                                                    ---------------   -------------
MEXICO -- 0.1%
   Altos Hornos Promissory Note # 5
         0.000%, 04/29/99 (A) (D)                                                        2,500   $         125
   Altos Hornos Promissory Note # 6
         0.000%, 04/29/99 (A) (D)                                                        2,500             125
   Altos Hornos Promissory Note
      (Counterparty: Deustche Bank)
         0.000%, 12/31/49 (A) (D)                                                        4,500             225
   Altos Hornos Tranche A (Counterparty:
      Bank of America)
         0.000%, 04/11/04 (A) (D)                                                        6,540             327
                                                                                                 -------------
                                                                                                           802
                                                                                                 -------------
NIGERIA -- 0.4%
   Oando
         13.900%, 02/23/10                                                             229,710           1,138
         13.900%, 03/02/10                                                             229,710           1,137
                                                                                                 -------------
                                                                                                         2,275
                                                                                                 -------------
RUSSIA -- 0.3%
   Snegri
         10.500%, 04/21/10 (A)                                                           2,550           2,014
                                                                                                 -------------
SINGAPORE -- 2.0%
   Connect International PIK
         0.000%, 01/01/09 (A) (D)                                                        8,356           9,030
   Neptune
         10.680%, 04/30/09 (A)                                                           2,862           2,862
                                                                                                 -------------
                                                                                                        11,892
                                                                                                 -------------
TURKEY -- 0.5%
   Cukurova, Ser B
         10.973%, 05/01/12 (A)                                                           4,109           2,979
                                                                                                 -------------
Total Loan Participations
   (Cost $29,823) ($ Thousands)                                                                         23,238
                                                                                                 -------------
DEPOSIT WITH COUNTERPARTY AS COLLATERAL FOR SWAP CONTRACTS (H) -- 2.2%
UNITED STATES -- 2.2%
   Deposits with Citibank as
      Collateral for Swap
      Contracts Outstanding                                                                648             648
   Deposits with Credit Suisse
      First Boston as Collateral for
      Swap Contracts Outstanding                                                         3,600           3,600
   Deposits with Credit Suisse
      First Boston as Collateral for
      Swap Contracts Outstanding                                                         1,000           1,000
   Deposits with Credit Suisse
      First Boston as Collateral for
      Swap Contracts Outstanding                                                           750             750

                                                                                 Face Amount
                                                                               (Thousands) (1)
                                                                                   /Shares        Market Value
Description                                                                      /Contracts      ($ Thousands)
-----------                                                                    ---------------   -------------
   Deposits with Deutsche Bank
      as Collateral for Swap
      Contracts Outstanding                                              BRL             7,070   $       3,071
   Deposits with JPMorgan Chase
      as Collateral for Swap
      Contracts Outstanding                                                                249             249
   Deposits with Merrill Lynch as
      Collateral for Swap
      Contracts Outstanding                                                              1,818           1,818
   Deposits with Merrill Lynch as
      Collateral for Swap
      Contracts Outstanding                                              IDR           288,900           1,950
                                                                                                 -------------
Total Deposit with Counterparty as
   Collateral for Swap Contracts
   (Cost $14,742) ($ Thousands)                                                                         13,086
                                                                                                 -------------
COMMON STOCK -- 0.4%
BRAZIL -- 0.4%
   GVT Holding* (A)                                                                    199,627           2,265
                                                                                                 -------------
Total Common Stock
   (Cost $981) ($ Thousands)                                                                             2,265
                                                                                                 -------------
PURCHASED OPTION -- 0.0%
UNITED STATES -- 0.0%
   June 2009 CMS Spread Cap,
      Expires 06/20/09
      Strike Price 102.75 Bps*                                                      25,000,000             212
                                                                                                 -------------
Total Purchased Option
   (Cost $101) ($ Thousands)                                                                               212
                                                                                                 -------------

                                                                                   Number Of
                                                                                   Warrants
                                                                               ---------------
WARRANTS -- 0.0%
RUSSIA -- 0.0%
   Teorema Holding A,
      Expires 10/27/11* (A)                                                                226             71
   Teorema Holding B,
      Expires 10/27/11* (A)                                                                452            147
                                                                                                 -------------
Total Warrants
   (Cost $78) ($ Thousands)                                                                               218
                                                                                                 -------------
AFFILIATED PARTNERSHIP -- 1.9%
UNITED STATES -- 1.9%
   SEI Liquidity Fund, L.P.,
         0.820% (I)+**                                                              11,804,118          11,470
                                                                                                 -------------
Total Affiliated Partnership
   (Cost $11,804) ($ Thousands)                                                                         11,470
                                                                                                 -------------
Total Investments -- 98.1%
   (Cost $706,176) ($ Thousands)                                                                 $     596,702
                                                                                                 =============


 40 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009

A summary of outstanding swap agreements held by the fund at March 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

                               TOTAL RETURN SWAPS

                                                                                                              NET UNREALIZED
                                                                                                NOTIONAL       APPRECIATION
                                                                                TERMINATION      AMOUNT       (DEPRECIATION)
COUNTERPARTY      REFERENCE ENTITY/OBLIGATION       FUND PAYS    FUND RECEIVES      DATE     (THOUSANDS) (1)   ($ THOUSANDS)
------------     -----------------------------  ---------------  -------------  -----------  ---------------  --------------
Citigroup        Federal Government of Nigeria  Cash Deposit Of
                 12.500% 03/31/09               Notional Amount  Price Return     04/04/13     NGN  82,011         $ (62)

Merrill Lynch    Solar Gardens Ltd. Term Loan   Cash Deposit Of
                 Credit Facility                Notional Amount  Price Return     12/31/13     NGN 288,900          (456)

Deutsche Bank    Federative Republic of Brazil  Cash Deposit Of
                 6.000%, 05/15/17               Notional Amount  Price Return     08/16/14     BRL   4,383           273

Merrill Lynch    Zaporozh Term Loan 9.784%      Cash Deposit Of
                 12/31/10                       Notional Amount  Price Return     01/01/15           1,818          (726)
                                                                                                                   -----
                                                                                                                   $(971)
                                                                                                                   =====

                              CREDIT DEFAULT SWAPS

                                                                                                                    NET UNREALIZED
                                                                                                        NOTIONAL     APPRECIATION
                                                              BUY/SELL      (PAYS)/     TERMINATION      AMOUNT     (DEPRECIATION)
COUNTERPARTY         REFERENCE ENTITY/OBLIGATION             PROTECTION  RECEIVES RATE      DATE      (THOUSANDS)   ($ THOUSANDS)
------------         --------------------------------------  ----------  -------------  -----------  -------------  --------------
Credit Suisse        JSC Gazprom 8.625% 04/28/34                SELL          1.37%       08/20/16       (1,000)        $  (242)
Credit Suisse        Naftogaz Ukrainy, 8.125% 09/30/09          SELL          5.20        12/20/11         (750)           (374)
Credit Suisse        Naftogaz Ukrainy, 8.125% 09/30/09          SELL          5.75        12/20/09       (3,600)           (855)
Credit Suisse        Republic of Kazakhstan                     SELL         14.25        02/20/10         (550)             31
Credit Suisse        Republic of Turkey                         BUY          (3.90)       04/20/14          650              (4)
HSBC                 Ukraine                                    SELL          5.00        06/20/09       (1,300)           (123)
HSBC                 Ukraine                                    SELL          5.00        06/20/09         (650)            (62)
JPMorgan Chase Bank  Federative Republic of Brazil 12.250%,
                        06/06/30                                SELL          3.69        10/20/15       (4,500)            165
                                                                                                                        -------
                                                                                                                        $(1,464)
                                                                                                                        =======

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

                                                  UNREALIZED
                    CURRENCY       CURRENCY      APPRECIATION
  MATURITY         TO DELIVER     TO RECEIVE    (DEPRECIATION)
    DATE           (THOUSANDS)    (THOUSANDS)   ($ THOUSANDS)
  --------        -------------   -----------   --------------
4/2/09-4/9/09     USD     2,711   BRL   6,500       $ 108
4/2/09-5/5/09     BRL    18,021   USD   7,621        (177)
4/13/09           MXP    45,641   USD   3,222          (7)
4/13/09           USD     3,171   MXP  45,641          58
4/14/09           COP 1,600,000   USD     632           6
4/17/09-4/24/09   CHF     8,826   USD   7,595        (172)
4/17/09-4/24/09   EUR     8,621   USD  11,408         (37)
4/20/09           CZK    56,008   USD   2,805          96
4/20/09           KRW   695,800   USD     511           6
4/20/09           TRY     2,300   USD   1,344         (24)
4/20/09           USD     2,740   CZK  56,008         (31)
4/20/09           USD       490   KRW 695,800          15
5/18/09           SGD     1,128   USD     742          --
5/18/09           USD       740   SGD   1,128           2
                                                    -----
                                                    $(157)
                                                    =====

A summary of the open futures contracts held by the Fund at March 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

                              NUMBER OF                   UNREALIZED
         TYPE OF             CONTRACTS     EXPIRATION    APPRECIATION
        CONTRACT            LONG (SHORT)      DATE      ($ THOUSANDS)
        --------            ------------   ----------   -------------
U.S. 5-Year Treasury Note       223         Jun-2009         $39
U.S. Long Treasury Bond          19         Jun-2009          57
                                                             ---
                                                             $96
                                                             ===

Percentages are based on a Net Assets of $608,471 ($ Thousands).

*    Non-income producing security

**   The rate shown is the 7-day effective yield as of March 31, 2009.

+    Affiliated security

(1)  In U.S. dollars unless otherwise indicated.

(A) Securities considered illiquid. The total market value of such securities as of March 31, 2009 was $42,358 ($ Thousands) and represented 7.0% of Net Assets.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on March 31, 2009. The coupon on a step bond changes on a specified date.

(D)  Security in default on interest payments.

(E) This security or a partial position of this security is on loan at March 31, 2009. The total market value of securities on loan at March 31, 2009 was $10,855 ( $ Thousands) (see Note 7).

(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2009.

(G) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(H) Cash on loan to swap counterparty as collateral for outstanding swap contracts.

(I) This security was purchased with cash collateral held from securities on loan (see Note 7). The total value of such securities as of March 31, 2009 was $11,470 ($ Thousands).

AED -- United Arab Emirates Dirham

BRL -- Brazilian Real

CHF -- Swiss Franc

COP -- Colombian Peso

CZK -- Czech Koruna

DEM -- German Mark

EUR -- Euro

IDR -- Indonesian Rupiah

ITL -- Italian Lira

KRW -- Korean Won

L.P. -- Limited Partnership

MTN -- Medium Term Note

MXP -- Mexican Peso

NGN -- Nigerian Naira

PIK -- Payment-in-Kind

Ser -- Series

SGD -- Singapore Dollar

TRY -- New Turkish Lira

USD -- U.S. Dollar

Amounts designated as "--" are $O or have been rounded to $O.

    The accompanying notes are an integral part of the financial statements.


 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009 41

Statements of Assets and Liabilities ($ Thousands)

March 31, 2009 (Unaudited)

                                                              INTERNATIONAL  EMERGING MARKETS  INTERNATIONAL FIXED  EMERGING MARKETS
                                                               EQUITY FUND      EQUITY FUND       INCOME FUND          DEBT FUND
                                                              -------------  ----------------  -------------------  ----------------
ASSETS:
   Investments, at value (Cost $1,909,918, $752,962
      $499,620 and $694,372, respectively)(1)                  $ 1,347,231      $  552,008           $438,780          $ 585,232
   Affiliated investments, at value (Cost $97,337,
      $75,139, $3,204 and $11,804, respectively)                    95,143          73,786              3,179             11,470
   Cash                                                             68,998           7,879             25,568             12,841
   Foreign currency, at value (Cost $9,256, $3,281,
      $1,948 and $5,060, respectively)                               9,213           3,338              1,963              5,038
   Cash pledged as collateral for forward foreign currency
      contracts, futures contracts or swap contracts                    --              --                153              2,926
   Swap contracts, at value (cost $0, $0, $0 and
      $0, respectively)                                              8,327              --                 --                 --
   Unrealized gain on forward foreign currency contracts             6,934              --              5,991                291
   Dividends and interest receivable                                 5,872           1,373              6,539             11,985
   Receivable for fund shares sold                                   5,540           1,062                189                566
   Receivable for investment securities sold                         4,433           1,745             92,729              1,404
   Foreign tax reclaim receivable                                    1,133             142                 --                 --
   Variation margin receivable                                         980              --                135                 21
   Unrealized gain on foreign spot currency contracts                   18              --                 53                 --
                                                               -----------      ----------           --------          ---------
   Total Assets                                                  1,553,823         641,333            575,279            631,774
                                                               -----------      ----------           --------          ---------
LIABILITIES:
   Payable upon return of securities loaned                         92,431          71,726              3,204             11,804
   Payable for investment securities purchased                      30,683           1,884             75,139              5,015
   Margin call                                                      13,375              --                 --                 --
   Unrealized loss on forward foreign currency contracts             8,266              --             13,737                448
   Payable for fund shares redeemed                                  4,970           1,756              1,479              2,798
   Variation margin payable                                            352              --                187                 --
   Unrealized loss on foreign spot currency contracts                    6               3                 11                 26
   Swap contracts, at value (cost $0, $0, $346 and
      $0, respectively)                                                 --              --                750              2,435
   Investment advisory fees payable                                    586             396                 62                202
   Administration fees payable                                         522             296                248                328
   Shareholder servicing fees payable                                  290             114                 79                126
   Trustees' fees                                                       15               6                  4                  6
   Chief Compliance Officer fees payable                                10               4                  3                  4
   Administration servicing fees payable                                 1              --                 --                 --
   Accrued expenses                                                    426             517                 73                111
   Accrued foreign capital gains tax on
      appreciated securities                                            --              78                 --                 --
                                                               -----------      ----------           --------          ---------
   Total Liabilities                                               151,933          76,780             94,976             23,303
                                                               -----------      ----------           --------          ---------
Net Assets                                                     $ 1,401,890      $  564,553           $480,303          $ 608,471
                                                               -----------      ----------           --------          ---------
NET ASSETS:
   Paid-in Capital
      (unlimited authorization -- no par value)                $ 3,113,239      $1,044,729           $577,957          $ 807,335
   Distributions in excess of net investment income                (14,028)         (2,125)           (49,167)            (8,778)
   Accumulated net realized gain (loss) on
      investments, futures contracts, option contracts,
      foreign currency contracts and swap contracts             (1,142,495)       (275,735)            21,384            (78,060)
   Net unrealized depreciation on investments and
      option contracts                                            (564,881)       (202,307)           (60,865)          (109,474)
   Net unrealized appreciation (depreciation) on
      futures contracts                                              1,143              --               (477)                96
   Net unrealized appreciation (depreciation)
      on swap contracts                                              8,327              --             (1,096)            (2,435)
   Net unrealized appreciation (depreciation) on forward
      foreign currency contracts, foreign currencies and
      translation of other assets and liabilities
      denominated in foreign currencies                                585              69             (7,433)              (213)
   Accumulated foreign capital gains tax on
      appreciated securities                                            --             (78)                --                 --
                                                               -----------      ----------           --------          ---------
   Net Assets                                                  $ 1,401,890      $  564,553           $480,303          $ 608,471
                                                               -----------      ----------           --------          ---------
   Net Asset Value, Offering and Redemption
      Price Per Share -- Class A
      ($1,395,825,902 / 256,688,912 shares,
      $564,552,782 / 95,247,063 shares,
      $480,302,546 / 52,367,256 shares,
      $608,470,715 / 76,609,008 shares)                        $      5.44      $     5.93           $   9.17          $    7.94
   Net Asset Value, Offering and Redemption
      Price Per Share -- Class I
      ($6,064,193 / 1,113,478 shares)                          $      5.45             N/A                N/A                N/A
                                                               -----------      ----------           --------          ---------

(1) Included in "Investments, at value" is the market value of securities on loan in the amounts of $81,227, $68,212, $3,097 and $10,855, ($ Thousands),
     respectively.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the Financial statements.


 42 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009

Statements of Operations ($ Thousands)

For the six months ended March 31, 2009 (Unaudited)

                                                              INTERNATIONAL  EMERGING MARKETS  INTERNATIONAL FIXED  EMERGING MARKETS
                                                               EQUITY FUND      EQUITY FUND       INCOME FUND          DEBT FUND
                                                              -------------  ----------------  -------------------  ----------------
INVESTMENT INCOME:
   Dividends                                                    $  20,318        $   7,314            $      4          $      --
   Dividends from Affiliated Security                                 391               25                  --                 --
   Interest                                                         2,099               48              10,831             32,777
   Security Lending Income -- Net (2)                               1,258              578                  --                 74
   Less: Foreign Taxes Withheld                                    (1,373)            (609)                 --                 --
                                                                ---------        ---------            --------          ---------
   Total Investment Income                                         22,693            7,356              10,835             32,851
                                                                ---------        ---------            --------          ---------
EXPENSES:
   Investment Advisory Fees                                         4,226            3,165                 421              2,751
   Administration Fees                                              3,766            1,960               1,684              2,104
   Shareholder Servicing Fees -- Class A                            2,086              754                 702                809
   Shareholder Servicing Fees -- Class I                                6               --                  --                 --
   Administrative Servicing Fees -- Class I                             6               --                  --                 --
   Trustees' Fees                                                      26                9                   8                 10
   Chief Compliance Officer Fees                                        8                3                   3                  3
   Custodian/Wire Agent Fees                                          321              428                  42                 55
   Printing Fees                                                      106               36                  37                 43
   Professional Fees                                                   89               77                  29                 34
   Interest Expense on Reverse Repurchase Agreements                   52               --                  --                 --
   Overdraft Fees                                                      43               25                  27                 47
   Registration Fees                                                   18                8                   5                  6
   Other Expenses                                                      90               40                  35                 28
                                                                ---------        ---------            --------          ---------
   Total Expenses                                                  10,843            6,505               2,993              5,890
                                                                ---------        ---------            --------          ---------
   Less:
      Waiver of Investment Advisory Fees                               --             (572)                 --             (1,436)
      Waiver of Shareholder Servicing Fees -- Class A                  --               --                (131)                --
      Fees Paid Indirectly(1)                                         (49)              --                  --                 --
                                                                ---------        ---------            --------          ---------
   Net Expenses                                                    10,794            5,933               2,862              4,454
                                                                ---------        ---------            --------          ---------
NET INVESTMENT INCOME                                              11,899            1,423               7,973             28,397
                                                                ---------        ---------            --------          ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS, WRITTEN OPTIONS, FUTURES CONTRACTS,
   SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
   Net Realized Gain (Loss) from:
      Investments                                                (636,207)        (253,136)            (12,877)           (66,650)
      Futures Contracts                                           (83,124)              --               1,032              1,087
      Written Options                                                  --               --                  --                266
      Swap Contracts                                             (106,963)              --                (442)             1,736
      Foreign Currency Transactions                               (27,208)          (1,104)             39,207             (3,695)
   Net Change in Unrealized Appreciation (Depreciation) on:
      Investments                                                (125,457)         (30,171)            (19,819)           (48,837)
      Affiliated Investments                                         (201)            (408)                (25)               (51)
      Futures Contracts                                             7,344               --              (1,334)                75
      Written Options                                                  --               --                  --               (254)
      Swap Contracts                                               28,294               --              (1,021)            (5,166)
      Foreign Capital Gains Tax on Appreciated Securities              --              (56)                 --                 --
      Foreign Currency Transactions                                14,164              160             (27,759)            (1,910)
                                                                ---------        ---------            --------          ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS,
   WRITTEN OPTIONS, FUTURES CONTRACTS, SWAP CONTRACTS
   AND FOREIGN CURRENCY TRANSACTIONS                             (929,358)        (284,715)            (23,038)          (123,399)
                                                                ---------        ---------            --------          ---------
NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                              $(917,459)       $(283,292)           $(15,065)         $ (95,002)
                                                                =========        =========            ========          =========

(1)  See Note 3 in Notes to Financial Statements.

(2)  Affiliated.

Amounts  designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009 43

Statements of Changes in Net Assets ($ Thousands)

For the six months ended March 31, 2009 (Unaudited) and the year ended September 30, 2008

                                                                    INTERNATIONAL           EMERGING MARKETS
                                                                     EQUITY FUND               EQUITY FUND
                                                              ------------------------   ----------------------
                                                                 2009          2008         2009        2008
                                                              ----------   -----------   ---------   ----------
OPERATIONS:
   Net Investment Income                                      $   11,899   $    72,670   $   1,423   $   12,423
   Net Realized Gain (Loss) from Investments,
      Affiliated Investments, Futures Contracts,
      Written Options and Swap Contracts                        (826,294)     (258,698)   (253,136)     215,399
   Net Realized Loss on Forward Foreign Currency Contracts
      and Foreign Currency Transactions                          (27,208)       (5,623)     (1,104)      (1,094)
   Net Change in Unrealized Depreciation on Investments,
      Affiliated Investments, Futures Contracts,
      Written Options and Swap Contracts                         (90,020)   (1,203,717)    (30,579)    (726,733)
   Net Change in Unrealized Appreciation (Depreciation) on
      Foreign Capital Tax Gains on Appreciated Securities             --            66         (56)       2,322
   Net Change in Unrealized Appreciation (Depreciation) on
      Forward Foreign Currency Contracts,
      Foreign Currencies, and Translation of Other Assets
      and Liabilities Denominated in Foreign Currencies           14,164       (15,772)        160         (470)
                                                              ----------   -----------   ---------   ----------
   Net Decrease in Net Assets Resulting from Operations         (917,459)   (1,411,074)   (283,292)    (498,153)
                                                              ----------   -----------   ---------   ----------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
      Class A                                                    (41,196)      (93,239)    (10,169)      (6,962)
      Class I                                                        (89)         (335)         --           --
   Net Realized Gains:
      Class A                                                         --      (423,708)   (154,334)    (337,463)
      Class I                                                         --        (1,715)         --           --
                                                              ----------   -----------   ---------   ----------
   Total Dividends and Distributions                             (41,285)     (518,997)   (164,503)    (344,425)
                                                              ----------   -----------   ---------   ----------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from Shares Issued                                   794,821       769,174     175,578      345,735
   Reinvestment of Dividends & Distributions                      39,508       492,950     157,509      331,075
   Cost of Shares Redeemed                                      (811,764)   (1,041,575)   (286,469)    (645,731)
                                                              ----------   -----------   ---------   ----------
   Increase in Net Assets Derived from Class A Transactions       22,565       220,549      46,618       31,079
                                                              ----------   -----------   ---------   ----------
   CLASS I:
   Proceeds from Shares Issued                                     3,262         4,758          --           --
   Reinvestment of Dividends & Distributions                          89         2,016          --           --
   Cost of Shares Redeemed                                        (1,324)      (10,601)         --           --
                                                              ----------   -----------   ---------   ----------
   Increase (Decrease) in Net Assets Derived from
      Class I Transactions                                         2,027        (3,827)         --           --
                                                              ----------   -----------   ---------   ----------
   Increase in Net Assets Derived from Capital
      Share Transactions                                          24,592       216,722      46,618       31,079
                                                              ----------   -----------   ---------   ----------
   Net Decrease in Net Assets                                   (934,152)   (1,713,349)   (401,177)    (811,499)
                                                              ----------   -----------   ---------   ----------
NET ASSETS:
   BEGINNING OF PERIOD                                         2,336,042     4,049,391     965,730    1,777,229
                                                              ----------   -----------   ---------   ----------
   END OF PERIOD                                              $1,401,890   $ 2,336,042   $ 564,553   $  965,730
                                                              ==========   ===========   =========   ==========
   UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
      NET INVESTMENT INCOME INCLUDED IN NET ASSETS
      AT END OF PERIOD                                        $  (13,939)  $    15,358   $  (2,125)  $    6,621
                                                              ==========   ===========   =========   ==========
SHARE TRANSACTIONS:
   CLASS A:
   Shares Issued                                                 119,923        62,451      26,844       20,424
   Reinvestment of Distributions                                   6,291        35,290      28,647       18,345
   Shares Redeemed                                              (132,882)      (83,663)    (44,743)     (36,985)
                                                              ----------   -----------   ---------   ----------
   Total Class A Transactions                                     (6,668)       14,078      10,748        1,784
                                                              ----------   -----------   ---------   ----------
   CLASS I:
   Shares Issued                                                     577           357          --           --
   Reinvestment of Distributions                                      14           145          --           --
   Shares Redeemed                                                  (219)         (824)         --           --
                                                              ----------   -----------   ---------   ----------
   Total Class I Transactions                                        372          (322)         --           --
                                                              ----------   -----------   ---------   ----------
   Net Increase (Decrease) in Shares Outstanding
      from Share Transactions                                     (6,296)       13,756      10,748        1,784
                                                              ==========   ===========   =========   ==========

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


 44 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009

Statements of Changes in Net Assets ($ Thousands)

For the six months ended March 31, 2009 (Unaudited) and the year ended September 30, 2008

                                                                               INTERNATIONAL         EMERGING MARKETS
                                                                            FIXED INCOME FUND           DEBT FUND
                                                                          ---------------------   ----------------------
                                                                             2009        2008        2009        2008
                                                                          ---------   ---------   ---------   ----------
OPERATIONS:
   Net Investment Income                                                  $   7,973   $  26,802   $  28,397   $   59,866
   Net Realized Gain (Loss) from Investments, Affiliated Investments,
      Written Options, Futures Contracts and Swap Contracts                 (12,287)     (3,078)    (63,561)       5,401
   Net Realized Gain (Loss) on Forward Foreign Currency Contracts
      and Foreign Currency Transactions                                      39,207     (17,617)     (3,695)       1,170
   Net Change in Unrealized Depreciation on Investments,
      Affiliated Investments, Written Options, Futures Contracts and
      Swap Contracts                                                        (22,199)    (62,704)    (54,233)    (123,294)
   Net Change in Unrealized Appreciation (Depreciation) on Forward
      Foreign Currency Contracts, Foreign Currencies, and Translation
      of Other Assets and Liabilities Denominated in Foreign Currencies     (27,759)     35,566      (1,910)       2,312
                                                                          ---------   ---------   ---------   ----------
   Net Decrease in Net Assets Resulting from Operations                     (15,065)    (21,031)    (95,002)     (54,545)
                                                                          ---------   ---------   ---------   ----------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
      Class A                                                               (57,885)    (10,040)    (47,425)     (70,236)
   Net Realized Gains:
      Class A                                                                    --          --          --      (28,377)
                                                                          ---------   ---------   ---------   ----------
   Total Dividends and Distributions                                        (57,885)    (10,040)    (47,425)     (98,613)
                                                                          ---------   ---------   ---------   ----------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from Shares Issued                                               59,324     179,908     202,868      282,654
   Reinvestment of Dividends & Distributions                                 55,164       9,540      43,698       93,090
   Cost of Shares Redeemed                                                 (264,559)   (263,795)   (373,022)    (347,834)
                                                                          ---------   ---------   ---------   ----------
   Increase (Decrease) in Net Assets Derived from
      Capital Share Transactions                                           (150,071)    (74,347)   (126,456)      27,910
                                                                          ---------   ---------   ---------   ----------
   Net Decrease in Net Assets                                              (223,021)   (105,418)   (268,883)    (125,248)
                                                                          ---------   ---------   ---------   ----------
NET ASSETS:
   BEGINNING OF PERIOD                                                      703,324     808,742     877,354    1,002,602
                                                                          ---------   ---------   ---------   ----------
   END OF PERIOD                                                          $ 480,303   $ 703,324   $ 608,471   $  877,354
                                                                          =========   =========   =========   ==========
   UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME
      INCLUDED IN NET ASSETS AT END OF PERIOD                             $ (49,167)  $     745   $  (8,778)  $   10,250
                                                                          =========   =========   =========   ==========
SHARE TRANSACTIONS:
   CLASS A:
   Shares Issued                                                              6,191      16,595      26,143       27,097
   Reinvestment of Dividends & Distributions                                  6,009         882       5,322        8,865
   Shares Redeemed                                                          (27,047)    (24,385)    (47,866)     (33,787)
                                                                          ---------   ---------   ---------   ----------
   Total Class A Transactions                                               (14,847)     (6,908)    (16,401)       2,175
                                                                          =========   =========   =========   ==========

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009 45

Financial Highlights

For the six month period ended March 31, 2009 (Unaudited) and the years ended September 30,

For a Share Outstanding Throughout Each Period



                                    Net Realized
                                        and                               Distributions
            Net Asset     Net        Unrealized               Dividends        from          Total
              Value,   Investment      Gains        Total      from Net      Realized      Dividends    Net Asset
            Beginning    Income     (Losses) on      from     Investment     Capital          and       Value, End
            of Period  (Loss)(1)   Securities(1)  Operations    Income        Gains      Distributions  of Period
            ---------  ----------  -------------  ----------  ----------  -------------  -------------  ----------
INTERNATIONAL EQUITY FUND
   CLASS A
   2009*      $ 8.85      $0.04       $(3.29)       $(3.25)     $(0.16)      $   --         $(0.16)       $ 5.44
   2008        16.18       0.27        (5.52)        (5.25)      (0.34)       (1.74)         (2.08)         8.85
   2007        14.07       0.28         2.89          3.17       (0.47)       (0.59)         (1.06)        16.18
   2006        12.14       0.24         1.97          2.21       (0.28)          --          (0.28)        14.07
   2005         9.81       0.16         2.40          2.56       (0.23)          --          (0.23)        12.14
   2004         8.20       0.10         1.60          1.70       (0.09)          --          (0.09)         9.81
   CLASS I
   2009*      $ 8.82      $0.04       $(3.29)       $(3.25)     $(0.12)      $   --         $(0.12)       $ 5.45
   2008        16.13       0.22        (5.49)        (5.27)      (0.30)       (1.74)         (2.04)         8.82
   2007        14.04       0.25         2.88          3.13       (0.45)       (0.59)         (1.04)        16.13
   2006        12.12       0.23         1.94          2.17       (0.25)          --          (0.25)        14.04
   2005         9.81       0.14         2.38          2.52       (0.21)          --          (0.21)        12.12
   2004         8.20       0.10         1.58          1.68       (0.07)          --          (0.07)         9.81
EMERGING MARKETS EQUITY FUND
   CLASS A
   2009*      $11.43      $0.02       $(3.47)       $(3.45)     $(0.10)      $(1.95)        $(2.05)       $ 5.93
   2008        21.49       0.14        (5.64)        (5.50)      (0.08)       (4.48)         (4.56)        11.43
   2007        16.67       0.08         7.22          7.30       (0.08)       (2.40)         (2.48)        21.49
   2006        15.94       0.11         2.32          2.43       (0.10)       (1.60)         (1.70)        16.67
   2005        11.10       0.14         4.80          4.94       (0.10)          --          (0.10)        15.94
   2004         9.00       0.09         2.03          2.12       (0.02)          --          (0.02)        11.10
INTERNATIONAL FIXED INCOME FUND
   CLASS A
   2009*      $10.46      $0.14       $(0.37)       $(0.23)     $(1.06)      $   --         $(1.06)       $ 9.17
   2008        10.91       0.37        (0.68)        (0.31)      (0.14)          --          (0.14)        10.46
   2007        10.86       0.36        (0.11)         0.25       (0.20)          --          (0.20)        10.91
   2006        11.72       0.28        (0.49)        (0.21)      (0.34)       (0.31)         (0.65)        10.86
   2005        12.22       0.28         0.15          0.43       (0.89)       (0.04)         (0.93)        11.72
   2004        12.45       0.28         0.63          0.91       (0.92)       (0.22)         (1.14)        12.22
EMERGING MARKETS DEBT FUND
   CLASS A
   2009*      $ 9.43      $0.34       $(1.26)       $(0.92)     $(0.57)      $   --         $(0.57)       $ 7.94
   2008        11.04       0.62        (1.18)        (0.56)      (0.74)       (0.31)         (1.05)         9.43
   2007        11.28       0.60         0.47          1.07       (0.65)       (0.66)         (1.31)        11.04
   2006        11.81       0.56         0.34          0.90       (0.80)       (0.63)         (1.43)        11.28
   2005        10.74       0.66         1.31          1.97       (0.63)       (0.27)         (0.90)        11.81
   2004        11.15       0.61         0.77          1.38       (0.66)       (1.13)         (1.79)        10.74

                                                                      Ratio of
                                                      Ratio of        Expenses
                                                     Expenses to     to Average    Ratio of Net
                                                     Average Net     Net Assets     Investment
                                       Ratio of        Assets        (Excluding       Income
                        Net Assets     Expenses      (Excluding      Waivers and    (Loss) to    Portfolio
             Total    End of Period   to Average      Fees Paid       Fees Paid     Average Net   Turnover
            Return+   ($ Thousands)  Net Assets**  Indirectly)***  Indirectly)***     Assets       Rate+
            -------   -------------  ------------  --------------  --------------  ------------  ---------
INTERNATIONAL EQUITY FUND
   CLASS A
   2009*     (36.99)%   $1,395,826    1.29%(2)(5)    1.30%(2)(5)      1.30%(2)         1.42%         65%
   2008      (36.96)     2,329,504    1.25(2)(4)     1.26(2)(4)       1.26(2)          2.15         218
   2007       23.56      4,032,236    1.32(2)(3)     1.33(2)(3)       1.33(2)          1.85         172
   2006       18.50      3,491,007    1.32(2)        1.33(2)          1.33(2)          1.85         118
   2005       26.33      3,227,258    1.24           1.24             1.24             1.50          80
   2004       20.74      2,705,544    1.26           1.26             1.26             1.06          44
   CLASS I
   2009*     (37.00)%   $    6,064    1.54%(2)(5)    1.55%(2)(5)      1.55%(2)         1.34%         65%
   2008      (37.14)         6,538    1.50(2)(4)     1.51(2)(4)       1.51(2)          1.72         218
   2007       23.25         17,155    1.57(2)(3)     1.58(2)(3)       1.58(2)          1.66         172
   2006       18.20         13,401    1.59(2)        1.59(2)          1.59(2)          1.77         118
   2005       25.86          7,952    1.49           1.49             1.49             1.28          80
   2004       20.54          5,757    1.51           1.51             1.51             1.06          44
EMERGING MARKETS EQUITY FUND
   CLASS A
   2009*     (28.40)%   $  564,553    1.97%(5)       1.97%(5)         2.15%            0.47%         34%
   2008      (33.33)       965,730    1.99(4)        1.99(4)          2.08             0.85          94
   2007       48.27      1,777,229    1.97(3)        1.97(3)          2.05             0.44          79
   2006       16.46      1,336,574    1.96           1.97             2.06             0.65          65
   2005       44.68      1,354,502    1.95           1.96             2.05             1.05          69
   2004       23.61      1,039,735    1.95           1.95             2.12             0.84          88
INTERNATIONAL FIXED INCOME FUND
   CLASS A
   2009*      (2.24)%   $  480,303    1.02%(5)       1.02%(5)         1.06%            2.84%         99%
   2008       (2.89)       703,324    1.02(4)        1.02(4)          1.04             3.45         147
   2007        2.34        808,742    1.02(3)        1.02(3)          1.04             3.29         215
   2006       (1.64)       841,903    1.01           1.01             1.03             2.61         194
   2005        3.01        880,923    1.00           1.00             1.04             2.24         145
   2004        7.43        907,633    1.00           1.00             1.04             2.27         224
EMERGING MARKETS DEBT FUND
   CLASS A
   2009*      (9.77)%   $  608,471    1.37%(5)       1.37%(5)         1.82%            8.76%         31%
   2008       (5.71)       877,354    1.37(4)        1.37(4)          1.79             5.94          83
   2007       10.03      1,002,602    1.37(3)        1.37(3)          1.79             5.47          81
   2006        8.68        828,343    1.36           1.36             1.78             5.03         108
   2005       19.34      1,143,845    1.35           1.35             1.79             6.03          85
   2004       13.97        765,483    1.35           1.35             1.79             5.91          77

* For the six months ended March 31, 2009. All ratios for the period have been annualized.

**   Includes Fees Paid Indirectly. See Note 3 in Notes to Financial Statements.

***  See Note 3 in Notes to Financial Statements.

+ Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1) Per share net investment income (loss) and net realized and unrealized gains/(losses) calculated using average shares.

(2) The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios for Class A and I shares would have been 1.28% and 1.53%, respectively, for the six month period March 31, 2009, 1.25% and 1.50%, respectively for 2008, and 1.24% and 1.49%, respectively, for 2007 and 2006.

(3) The expense ratio includes overdraft fees. Had this expense been excluded, the ratios would have been 1.32%, 1.57%, 1.96%, 1.01%, and 1.36% for the International Equity Fund Class A, the International Equity Fund Class I, the Emerging Markets Equity Fund, the International Fixed Income Fund, and the Emerging Markets Debt Fund, respectively.

(4) The expense ratio includes overdraft fees. Had this expense been excluded, the ratios would have been 1.25%, 1.50%, 1.96%, 1.02%, and 1.36% for the International Equity Fund Class A, the International Equity Fund Class I, the Emerging Markets Equity Fund, the International Fixed Income Fund, and the Emerging Markets Debt Fund, respectively.

(5) The expense ratio includes overdraft fees. Had this expense been excluded, the ratios would have been 1.28%, 1.53%, 1.96%, 1.01%, and 1.36% for the International Equity Fund Class A, the International Equity Fund Class I, the Emerging Markets Equity Fund, the International Fixed Income Fund, and the Emerging Markets Debt Fund, respectively.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


 46 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Notes to Financial Statements

March 31, 2009

1. ORGANIZATION

SEI Institutional International Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988. The operations of the Trust commenced on December 20, 1989.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with five funds: the International Equity Fund, the Tax-Managed International Equity Fund, the Emerging Markets Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund (together the "Funds"). The Trust's prospectuses provide a description of each Fund's investment objectives, policies, and strategies. The Trust is registered to offer Class A shares of each of the Funds and the International Equity Fund is registered to offer Class I shares.

As of March 31, 2009, the Tax-Managed International Equity Fund had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Trust's Board of Trustees (the "Board"). The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee meeting should be called based on the information provided.


 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009 47

The International Equity Fund and Emerging Markets Equity Fund also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by these Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Equity Fund and Emerging Markets Equity Fund will value the non-U.S. securities in their portfolios that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), is effective for the Funds' financial statements issued after May 31, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 -- quoted prices in active markets for identical investments

Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by a Fund to measure fair value in accordance with FAS 157 during the six months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments in accordance with FAS 157 carried at value ($ Thousands):

Investments in Securities*     Level 1    Level 2    Level 3      Total
--------------------------   ----------   --------   -------   ----------
International Equity
   Fund                      $1,331,434   $110,940   $    --   $1,442,374
Emerging Markets
   Equity Fund                  553,061     70,695     2,038      625,794
International Fixed
   Income Fund                      --     441,955         4      441,959
Emerging Markets
   Debt Fund                      2,265    565,006    29,431      596,702

Other Financial Instruments**     Level 1    Level 2    Level 3      Total
-----------------------------   ----------   --------   -------   ----------
International Equity
   Fund                         $  (189)     $ 8,327    $    --    $ 8,138
International Fixed
   Income Fund                   (8,223)        (124)        --     (8,347)
Emerging Markets
   Debt Fund                        (61)      (1,261)    (1,174)    (2,496)

*    Includes collateral for securities on loan.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($Thousands):

                                                Emerging   International    Emerging
                                International    Markets       Fixed         Markets
                                   Equity        Equity       Income          Debt
Investments in Securities           Fund          Fund         Fund           Fund
-------------------------       -------------   --------   -------------   ---------
Beginning balance as of
   October 1, 2008                $    751       $   --       $  1,420     $ 41,489
Accrued discounts/premiums              33           --             --          (71)
Realized gain/(loss)               (17,949)          --          1,279         (917)
Change in unrealized
   appreciation/(depreciation)       3,137           --         (1,134)     (14,850)
Net purchase/sales                  14,028           --         (1,561)       2,606
Net transfer in and/or
   out Level 3                          --        2,038             --           --
                                  --------       ------       --------     --------
Ending balance as of
   March 31, 2009                 $     --       $2,038       $      4     $ 28,257
                                  ========       ======       ========     ========

CREDIT DERIVATIVES -- On September 12, 2008, the FASB issued FASB Staff Position ("FSP") No. FAS 133-1 and FASB Interpretation Number ("FIN") 45-4 ("FSP 133-1"), Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification


 48 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009 of the Effective Date of FASB Statement No. 161. The FSP is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. It amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also amends FIN 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require an additional disclosure about the current status of the payment/performance risk of a guarantee.

A Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. A Fund uses these swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a "basket" of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities. The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement ("ISDA"), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation. If a Fund is a buyer and no credit event occurs, a Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. If a fund is a Seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation.

As of March 31, 2009, the International Fixed Income fund Fund is the buyer ("receiving protection") on a total notional amount of $2.8 million) and is the seller ("providing protection") on a total notional amount of $11.2 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at March 31, 2009 are summarized as follows:

                                                                                         CREDIT DEFAULT
                                                                 SINGLE NAME CDS            SWAP INDEX
WRITTEN CREDIT DERIVATIVE CONTRACTS                         ------------------------   ------------------
REFERENCE ASSET                                             CORP US$   SOVEREIGN US$   ABS US$   CORP US$    TOTAL
-----------------------------------                         --------   -------------   -------   --------   --------
Fair value written credit derivatives                           139          --           --      (1,347)    (1,207)
Maximum potential amount of future payments                  (3,143)         --           --      (7,956)   (11,099)
Recourse provisions with third parties to recover any
amounts paid under the credit derivative (including
   any purchased credit protection)(2)                           --          --           --         --          --
Collateral held by the Fund can obtain upon occurrence of
   triggering event                                              --          --           --      (1,008)    (1,008)

(1) FSP 133-1 does not require the quantification where the Fund is receiving protection, but such disclosure may be beneficial in quantifying off balance sheet risks as required by SoP 94-6.

(2) For purposes of quantifying this disclosure, potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included. If Management is unable to reasonably estimate the amount of potential recoveries from recourse provisions (for instance, because collateral agreements cover multiple derivative arrangements and their potential performance risks, not specific to selling credit protection on certain credit derivatives), that fact should be disclosed.


 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009 49

          MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

                                                           0-6 MONTHS  6-12 MONTHS  1-5 YEARS  5-10 YEARS  > 10 YEARS   TOTAL
                                                           ----------  -----------  ---------  ----------  ----------  ------
Current credit spread* on underlying (in basis points)(3)      --           --           --         --         --          --
0-100                                                          --           --       (1,114)        --         --      (1,114)
101-250                                                        --           --       (5,052)      (438)        --      (5,490)
251-500                                                        --           --         (517)        --         --        (517)
501-1000--                                                     --           --       (3,978)        --         --      (3,978)
> than 1,000                                                   --           --           --         --         --          --

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

(3) If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

The credit spread disclosed above for each reference obligation where the Partnership is the seller of protection is a representation of the current payment/performance risk of the swap.

As of March 31, 2009, the Emerging Markets Debt Fund is the buyer ("receiving protection") on a total notional amount of $0.7 million) and is the seller ("providing protection") on a total notional amount of $12.4 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:


                                                                                      CREDIT DEFAULT
                                                               SINGLE NAME CDS         SWAP INDEX
WRITTEN CREDIT DERIVATIVE CONTRACTS                        -----------------------  -----------------
REFERENCE ASSET                                            CORP US$  SOVEREIGN US$  ABS US$  CORP US$    TOTAL
-----------------------------------                        --------  -------------  -------  --------  ----------
Fair value written credit derivatives                         --      (2,036,969)      --       --     (2,036,969)
Maximum potential amount of future payments                   --       1,716,321       --       --      1,716,321
Recourse provisions with third parties to recover any
   amounts paid under the credit derivative
   (including any purchased credit protection)(2)             --              --       --       --             --
Collateral held by the Fund can obtain upon occurrence of     --       5,350,000       --       --      5,350,000
   triggering event

(1) FSP 133-1 does not require the quantification where the Fund is receiving protection, but such disclosure may be beneficial in quantifying off balance sheet risks as required by SoP 94-6.

(2) For purposes of quantifying this disclosure, potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included. If Management is unable to reasonably estimate the amount of potential recoveries from recourse provisions (for instance, because collateral agreements cover multiple derivative arrangements and their potential performance risks, not specific to selling credit protection on certain credit derivatives), that fact should be disclosed.

          MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

                                                           0-6 MONTHS  6-12 MONTHS  1-5 YEARS  5-10 YEARS  > 10 YEARS    TOTAL
                                                           ----------  -----------  ---------  ----------  ----------  ---------
Current credit spread* on underlying (in basis points)(3)         --          --          --          --       --             --
0-100                                                             --          --          --          --       --             --
101-250                                                        6,888       7,002      55,599      34,707       --        104,196
251-500                                                      107,781      84,408     842,243     168,356       --      1,202,788
501-1000--                                                   124,434     125,050      79,083          --       --        328,567
> than 1,000                                                  40,711      40,059          --          --       --         80,770

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

(3) If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

The credit spread disclosed above for each reference obligation where the Partnership is the seller of protection is a representation of the current payment/performance risk of the swap.

REVERSE REPURCHASE AGREEMENTS -- The International Equity and Emerging Markets Equity Funds may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the International Equity and Emerging Markets Equity Funds' use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. At March 31, 2009, there were no outstanding reverse repurchase agreements.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.


 50 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- A Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. A Fund realized gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes. A Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

FUTURES CONTRACTS -- The International Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund utilized futures contracts during the six months ended March 31, 2009. These Funds' investment in futures contracts is designed to enable these Funds to more closely approximate the performance of its benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are "marked-to-market" daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, these Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the value of the contract may not directly correlate with changes in the value of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. The notional amount presented in the Schedule of Investments in the International Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund represents each Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in each Fund's net assets.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

EQUITY-LINKED WARRANTS -- The International Equity and Emerging Markets Equity Funds each may invest in equity-linked warrants. These Funds purchase the equity-linked warrants from a broker, who in turn purchases shares in the local market and issues a call warrant hedged on the underlying holding. If these Funds exercise its call and close its position, the shares are sold and the warrant redeemed with the proceeds. Each warrant represents one share of the underlying stocks, therefore the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock, less transaction costs. In addition to the market risk of the underlying holding, these Funds bear additional counterparty risk to the issuing broker. There is currently no active trading market for equity-linked warrants.

SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without actually owning the underlying security. The investor must pay any decline in value to the counterparty at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage-backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying assets versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. In connection with swap agreements,


 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009 51 securities may be set aside as collateral by a Fund's custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect a Fund's value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements. In connection with outstanding credit-default swaps as of March 31, 2009, the Emerging Markets Debt Fund has deposits valued at $13,086,129 with the counterparty as collateral.

OPTIONS WRITTEN/PURCHASED -- A Fund may invest in financial options contracts to add return or to hedge its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss.

The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

Written options transactions entered into during the six months ended March 31, 2009 are summarized as follows:

                           EMERGING MARKETS DEBT FUND

                                      Number of    Premium Received
                                      Contracts      ($ Thousands)
                                     -----------   ----------------
Balance at the beginning of period    40,669,200         $ 266
Expired                              (40,669,200)         (266)
                                     -----------         -----
Balance at the end of period                  --         $  --
                                     -----------         -----

DELAYED DELIVERY TRANSACTIONS -- A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, a Fund does not participate in future gains and losses with respect to the security.

LOAN PARTICIPATIONS AND BRADY BONDS -- The Emerging Markets Debt ("EMD") Fund invests in U.S. dollar-denominated fixed- and floating-rate loans ("Loans") arranged through private negotiations between a foreign sovereign entity and one or more financial institutions ("Lenders"). The EMD Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the EMD Fund having a contractual relationship only with the Lender, not with the sovereign borrower. The EMD Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In


 52 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009 connection with purchasing Participations, the EMD Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the EMD Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the EMD Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as "Brady Bonds," are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

CLASSES -- Class-specific expenses are borne by that class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The International Equity, Emerging Markets Equity and International Fixed Income Funds will distribute substantially all of their net investment income and all net realized capital gains, if any, at least annually. The Emerging Markets Debt Fund will distribute substantially all of its net investment income, if any, at least quarterly and all net realized gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by a Fund are accreted and amortized to maturity using the scientific-interest method, which approximates the effective interest method. Dividend income is recognized on the ex-dividend date and interest income is recognized using the accrual method.

3. ADMINISTRATION, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION & TRANSFER AGENCY AGREEMENT -- The Trust and SEI Investments Global Funds Services (the "Administrator") are parties to an amended and restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of the respective funds, as presented below:

International Equity Fund         0.45%
Emerging Markets Equity Fund      0.65%
International Fixed Income Fund   0.60%
Emerging Markets Debt Fund        0.65%

However, the Administrator has voluntarily agreed to waive its fee so that the total annual expenses of each Fund, exclusive of acquired fund fees and expenses, will not exceed certain expense limitations adopted by the Administrator as presented below. In the event that the total annual expenses of a Fund, after reflecting a waiver of all fees by the Administrator, exceed the specific limitation, the Administrator has agreed to bear such excess. Any such waiver is voluntary and may be terminated at any time at the Administrator's sole discretion. For the six months ended March 31, 2009, the Administrator did not waive any fees.

          International      Emerging      International     Emerging
             Equity       Markets Equity    Fixed Income   Markets Debt
              Fund             Fund             Fund           Fund
          -------------   --------------   -------------   ------------
Class A       1.25%*+          1.96%+          1.01%+         1.36%+
Class I       1.50%*+            --              --             --

*    The expense cap excludes interest expense on reverse repurchase agreements.

+ The expense cap excludes overdraft fees and acquired funds fees and expenses.

INVESTMENT ADVISORY AGREEMENT -- SEI Investments Management Corporation ("SIMC") acts as the Investment Adviser for the Funds under an amended and restated Investment Advisory Agreement dated December 17, 2002 under which SIMC receives annual fees, based on the average daily net assets of the respective funds, as presented below:

International Equity Fund         0.505%
Emerging Markets Equity Fund      1.050%
International Fixed Income Fund   0.150%
Emerging Markets Debt Fund        0.850%


 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009 53

However, SIMC has also voluntarily agreed to waive its fee so that the total annual expenses of each Fund, exclusive of acquired fund fees and expenses, will not exceed certain expense limitations adopted by the Adviser as presented above.

As of March 31, 2009, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

Investment Sub-Adviser

INTERNATIONAL EQUITY FUND

AXA Rosenberg Investment Management LLC
Declaration Management and Research LLC
INTECH Investment Management, LLC*
McKinley Capital Management, Inc.
Principal Global Investors, LLC
Quantitative Management Associates LLC
Wellington Management Company, LLC*
Record Currency Management Limited

EMERGING MARKETS EQUITY FUND
AllianceBernstein L.P.
Artisan Partners Limited Partnership
AXA Rosenberg Investment Management LLC
PanAgora Asset Management, Inc.
Rexiter Capital Management Limited
The Boston Company Asset Management LLC

INTERNATIONAL FIXED INCOME FUND
AllianceBernstein L.P.
BlackRock Financial Management, Inc.
Fidelity International Investment Advisors (UK) Limited
   (delegates to Fidelity International Investment Advisors)
UBS Global Asset Management (Americas) Inc.

EMERGING MARKETS DEBT FUND
Ashmore Investment Management Limited
ING Investment Management Advisors, B.V.
Stone Harbor Investment Partners LP
* Not funded.

Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI") and a registered broker-dealer, acts as the Distributor of the shares of the Trust under an amended and restated Distribution Agreement dated September 16, 2002. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation therefrom. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

                                    Shareholder    Administrative
                                  Servicing Fees   Servicing Fees
                                  --------------   --------------
International Equity Fund
   Class A                             0.25%              --
   Class I                             0.25%            0.25%
Emerging Markets Equity Fund
   Class A                             0.25%              --
International Fixed Income Fund
   Class A                             0.25%              --
Emerging Markets Debt Fund
   Class A                             0.25%              --

OTHER -- The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions. For the six months ended March 31, 2009, the Distributor received approximately $75,000 in brokerage commissions for the International Equity Fund.

Under both the Shareholder Servicing Plans and Administrative Service Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties.

However, the Distributor has voluntarily agreed to waive its fee so that the total annual expenses of each Fund, exclusive of acquired fund fees and expenses, will not exceed certain expense limitations as agreed upon by the Distributor as presented above.

For the six months ended March 31, 2009, the Distributor retained 100% of both Shareholder Servicing fees, less waivers, and Administration Servicing fees.

INVESTMENT IN AFFILIATED SECURITIES -- A Fund may invest cash collateral from the securities lending program in the SEI Liquidity Fund LP and may also invest excess cash in affiliated money market funds.

PAYMENT TO AFFILIATES -- Certain Officers and Trustees of the Trust are also Officers and/or Trustees of the Administrator or SEI Investments Management Corporation ("SIMC") (the "Adviser"), a wholly owned subsidiary of SEI. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees.


 54 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Adviser, sub-advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

FEES PAID INDIRECTLY -- A Fund may direct certain fund trades to the Distributor who pays a portion of a Fund's expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on a Fund's expense ratio, as a percentage of a Fund's average daily net assets for the six months ended March 31, 2009, can be found on the Statement of Operations and Financial Highlights, respectively.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturity of securities, other than short-term investments, during the six months ended March 31, 2009, were as follows:

                                    Purchases     Sales and Maturities
                                  ($ Thousands)      ($ Thousands)
                                  -------------   --------------------
International Equity Fund
   US Government                     $401,206           $710,954
   Other                              683,039            778,890
Emerging Markets Equity Fund
   US Government                           --                 --
   Other                              213,677            313,581
International Fixed Income Fund
   US Government                       93,648            107,936
   Other                              353,873            449,537
Emerging Markets Debt Fund
   US Government                           --                 --
   Other                              184,740            319,740

5. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to foreign currency gains and losses, passive foreign investment companies gains and losses, equalization, disallowance of net operating loss and swap reclassifications, and prior year adjustments. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends declared during the last two fiscal years were as follows:

                                Ordinary       Long-Term
                                 Income       Capital Gain       Totals
                             ($ Thousands)   ($ Thousands)   ($ Thousands)
                             -------------   -------------   -------------
International
   Equity Fund        2008      $266,737        $252,260        $518,997
                      2007       136,952         126,960         263,912
Emerging Markets
   Equity Fund        2008        91,523         252,902         344,425
                      2007        45,745         149,527         195,272
International Fixed
   Income Fund        2008        10,040              --          10,040
                      2007        15,311              --          15,311
Emerging Markets
   Debt Fund          2008        81,803          16,810          98,613
                      2007        64,597          36,409         101,006

At September 30, 2008, the components of Accumulated Losses were as follows:

                                  Undistributed   Undistributed      Capital          Post-
                                     Ordinary       Long-Term         Loss           October
                                     Income       Capital Gain    Carryforwards       Losses
                                  ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
                                  -------------   -------------   -------------   -------------
International Equity Fund            $41,261         $     --       $    --         $(240,445)
Emerging Markets Equity Fund          10,161          154,332            --            (1,326)
International Fixed Income Fund       23,611               --        (3,797)           (1,632)
Emerging Markets Debt Fund            27,307               --            --            (5,423)

                                      Post-
                                     October                          Other           Total
                                    Currency       Unrealized       Temporary      Accumulated
                                     Losses       Depreciation     Differences       Losses
                                  ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
                                  -------------   -------------   -------------   -------------
International Equity Fund           $(28,003)     $(531,991)        $   6,573       $(752,605)
Emerging Markets Equity Fund              --       (194,038)           (1,510)        (32,381)
International Fixed Income Fund           --        (19,954)          (22,932)        (24,704)
Emerging Markets Debt Fund                --        (61,242)          (17,079)        (56,437)

Post-October losses represent losses realized on investment transactions from November 1, 2007 through September 30, 2008, that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year. For


 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009 55

NOTES TO FINANCIAL STATEMENTS

Federal income tax purposes, capital losses may be carried forward and applied against future capital gains as follows:

                                                  Total Capital
                                                      Loss
                                     Expires       Carryforward
                                       2015          09/30/08
                                  ($ Thousands)   ($ Thousands)
                                  -------------   -------------
International Fixed Income Fund       $3,797          $3,797

For tax purposes, the losses in a Fund can be carried forward for a maximum of eight years to offset any net realized capital gains.

The Federal tax cost, aggregate gross unrealized appreciation and depreciation on total investments, at March 31, 2009 for each Fund is as follows:

                                         Aggregate       Aggregate
                                           Gross           Gross            Net
                          Federal        Unrealized      Unrealized      Unrealized
                          Tax Cost      Appreciation    Depreciation    Depreciation
                       ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
                       -------------   -------------   -------------   -------------
International Equity
   Fund                  $2,007,255       $23,510        $(588,391)      $(564,881)
Emerging Markets
   Equity Fund              828,101        23,912         (226,219)       (202,307)
International Fixed
   Income Fund              502,824         8,683          (69,548)        (60,865)
Emerging Markets
   Debt Fund                706,176        16,463         (125,937)       (109,474)

Management has analyzed the Funds' tax position taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2009, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. CONCENTRATION/RISKS

Each Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The International Fixed Income Fund and Emerging Markets Debt Fund invest in debt securities, the market value of which may change in response to interest rate changes. Also, the ability of the issuers of debt securities held by the International Fixed Income Fund and Emerging Markets Debt Fund to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

Certain securities held by the Funds are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers are estimates that may differ from the value that would be realized if the securities were sold. At March 31, 2009, the total value of these securities represented approximately 3% of the net assets of the Emerging Markets Debt Fund.

Forward foreign currency contracts, futures contracts, and swap agreement contracts involve risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities to the extent of the contract amounts.

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds~ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

7. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, corporate obligations, asset-backed securities, repurchase agreements or master notes. The value of the collateral is at least equal to the market value of the securities loaned. However, due to market fluctuations, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that a Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund L.P., repurchase agreements, which are collateralized by United States Treasury and


 56 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009

Government Agency securities, high-quality, short-term instruments, such as floating rate notes, commercial paper, and private placements with an average weighted maturity not to exceed 60 days and a maturity date not to exceed 397 days. There is no guarantee that these investments will not lose value.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Funds' financial statements and related disclosures.

In April 2009, the Financial Accounting Standards Board "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FAS 157-4"). FAS 157-4 provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure will be expanded for each major category of assets. Management of the Fund does not believe the adoption of this FSP will materially impact the financial statement amounts, but will require additional disclosures. FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009.

9. OTHER MATTERS

Due to volatility in the fixed income and equity markets, the market value of some of the Fund's holdings may currently be lower than shown in the Schedules of Investments ("SOI"). The values shown in the SOI's were the market values as of March 31, 2009 and do not reflect any market events after March 31, 2009.


 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009 57

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                  BEGINNING     ENDING                 EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                    VALUE       VALUE       EXPENSE     DURING
                                   10/1/08     3/31/09      RATIOS      PERIOD*
                                  ---------   ---------   ----------   --------
INTERNATIONAL EQUITY FUND
ACTUAL FUND RETURN
Class A                           $1,000.00   $  630.10      1.29%       $5.24
Class I                            1,000.00      630.00      1.54         6.26
HYPOTHETICAL 5% RETURN
Class A                           $1,000.00   $1,018.50      1.29%       $6.49
Class I                            1,000.00    1,017.25      1.54         7.75
EMERGING MARKETS EQUITY FUND
ACTUAL FUND RETURN
Class A                           $1,000.00   $  716.00      1.97%       $8.43
HYPOTHETICAL 5% RETURN
Class A                           $1,000.00   $1,015.11      1.97%       $9.90

                                  BEGINNING     ENDING                 EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                    VALUE       VALUE       EXPENSE     DURING
                                   10/1/08     3/31/09      RATIOS      PERIOD*
                                  ---------   ---------   ----------   --------
INTERNATIONAL FIXED INCOME FUND
ACTUAL FUND RETURN
Class A                           $1,000.00   $  977.60      1.02%       $5.03
HYPOTHETICAL 5% RETURN
Class A                           $1,000.00   $1,019.85      1.02%       $5.14
EMERGING MARKETS DEBT FUND
ACTUAL FUND RETURN
Class A                           $1,000.00   $  902.30      1.37%       $6.50
HYPOTHETICAL 5% RETURN
Class A                           $1,000.00   $1,018.10      1.37%       $6.89

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).


 58 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009

Board of Trustees Considerations in Approving the Funds' Investment Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional International Trust (the "Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the "Funds") and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, the Funds' Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Funds' Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC's and the Sub-Advisers' affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (a) the quality of SIMC's and the Sub-Advisers' investment management and other services; (b) SIMC's and the Sub-Advisers' investment management personnel; (c) SIMC's and the Sub-Advisers' operations and financial condition; (d) SIMC's and the Sub-Advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (f) the Funds' overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and the Sub-Advisers' profitability from their Fund-related operations; (h) SIMC's and the Sub-Advisers' compliance systems; (i) SIMC's and the Sub-Advisers' policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Advisers' reputation, expertise and resources in domestic and/or international financial markets; and (k) the Funds' performance compared with similar mutual funds.


 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009 59

Board of Trustees Considerations in Approving the Funds' Investment Advisory and Sub-Advisory Agreements (Unaudited) (Concluded)

At the December 2, 2008 and March 25, 2009 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

- the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

- the Funds' investment performance and how it compared to that of other comparable mutual funds;

- the Funds' expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

- the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

- the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Advisers' personnel, experience, track record and compliance program. The Trustees found the level of SIMC's professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds' performance relative to their peer groups and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds' net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds' respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Advisers' fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.


 60 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Adviser and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers are reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds' shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.


 SEI Institutional International Trust / Semi-Annual Report / March 31, 2009 61

Notes

Notes

Notes

SEI INSTITUTIONAL INTERNATIONAL TRUST SEMI-ANNUAL REPORT MARCH 31, 2009

Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

OFFICERS

Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery
CHIEF COMPLIANCE OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

Aaron Buser
VICE PRESIDENT, ASSISTANT SECRETARY

David F. McCann
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Andrew S. Decker
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER

SEI Investments Management Corporation

ADMINISTRATOR

SEI Investments Global Funds Services

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KMPG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL

1 800 DIAL SEI

(1 800 342 5734)

(SEI LOGO)
New ways.
New answers.(R)

SEI Investments Distribution Co.
Oaks, PA 19456 1.800.DIAL.SEI (1.800.342.5734)

SEI-F-031 (3/09)

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               SEI Institutional International Trust


By (Signature and Title)*                  /s/ Robert A. Nesher
                                           -------------------------------------
                                           Robert A Nesher, President & CEO

Date: June 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Robert A. Nesher
                                           -------------------------------------
                                           Robert A Nesher, President & CEO

Date: June 8, 2009


By (Signature and Title)*                  /s/ Stephen F. Panner
                                           -------------------------------------
                                           Stephen F Panner, Controller & CFO

Date: June 8, 2009

* Print the name and title of each signing officer under his or her signature.